UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5485

Atlas Funds
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California			94577-6900
(Address of principal executive offices)			(Zip code)

W. Lawrence Key, President, Atlas Funds 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2005

Date of reporting period:	6/30/2005

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2005 through June 30, 2005 is filed herewith.

Table of Contents

Letter from the Chairman of the Board	2

Atlas Fund Financial Information

Atlas Stock and Bond Fund Total Returns	5

Shareholder Expenses	6

Statements of Investments in Securities and Net Assets	7

Statements of Assets and Liabilities	50

Statements of Operations	52

Statements of Changes in Net Assets	54

Financial Highlights	58

Notes to Financial Statements	66

Portfolio Proxy Voting Policies and Procedures/Availability of Quarterly Portfolio Schedule	80

Approval of Investment Sub-Advisory Agreements	80

S&P 500 Index Master Portfolio	85

This material must be preceded or accompanied by a prospectus. Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-2852, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the data quoted. For the current to most recent month-end performance data, call 1-800-933-2852. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

From the office of Marion O. Sandler

Chairman of the Board

Dear Valued Shareholder:

During the first half of 2005, the U.S. economy appeared to have continued its expansion, though more moderately than in 2004. Corporate earnings grew by 20% last year, but are projected to grow at a lesser pace this year. In the first six months of 2005, the economy added an average of 189,000 new jobs per month, down 7% from 2004's monthly average of 204,000 for the same period.

Energy prices maintained an upward trend, contributing to concerns about inflation. The price for a barrel of crude oil exceeded $60 in June. The Consumer Price Index-which measures the rate of inflation-rose 2.2% for the first half of this year, compared to 2.9% for the same period last year.

In light of the continued, though slowing, pace of economic expansion and the potential for inflationary pressure brought on by rising energy prices, the Federal Reserve's Open Market Committee (the "Fed") raised the Federal Funds rate to 3.25% on June 30, the ninth quarter-point increase since June 29, 2004. The financial markets were a bit discouraged by the Fed's non-committal stance on whether the increases were nearing an end. However, the continuing low long-term interest rates fueled the housing sector and helped corporate profits.

Stock markets: off to a poor start

Although second-quarter results were better than those in the first quarter, the major stock market indices lost ground during the six months ended June 30, 2005. Stocks were held back by concerns over oil prices, slow economic growth, and rising short-term interest rates. Additionally, war and terrorism remained worrisome factors throughout the period.

The following table provides short-term results for some of the major stock market indices:

Performance of major stock market indices

January 1, 2005 - June 30, 2005

Index name	First Quarter 2005	Second Quarter 2005	6 months
Dow Jones Industrial Average (DJIA)[1]	–2.06%	–1.62%	–3.65%
Russell 2000 Index[2]	–5.34%	+4.32%	–1.25%
Standard & Poor's 500 Index (S&P 500)[3]	–2.15%	+1.37%	–0.81%

1  The Dow Jones Industrial Average is an index of 30 stocks that trade on the New York Stock Exchange. It is a barometer of how shares of the largest U.S. companies are performing.

2  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. (The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.)

3  The S&P 500 is an index of stocks often considered representative of the stock market in general.

Bond markets: surprisingly resilient

Typically, a rising interest rate environment causes bond prices to fall, leading to negative bond returns. In spite of the Fed's persistence in raising short-term interest rates, long-term rates did not follow suit. As a result, long-term bond prices have held up well.

The following table shows six-month results for two major bond market indices:

Performance of major bond market indices

January 1, 2005 - June 30, 2005

Index name	First Quarter 2005	Second Quarter 2005	6 months
Citigroup 10-Year U.S. Treasury Index[4]	–1.25%	+5.41%	+4.09%
Lehman Brothers Aggregate Bond Index[5]	–0.48%	+3.01%	+2.51%

Atlas Funds: first-half results

As illustrated above, major indices of the U.S. stock market were down in the first six months of 2005, while benchmarks used in the bond market were up. Despite the general stock market performance, four of the eight Atlas stock funds successfully swam against the tide of negative equity results, generating positive total returns for the period. All five of Atlas' bond funds provided their shareholders with positive total returns for the six-month period. Overall, during that time, nine of Atlas' thirteen funds ranked in the top half of their respective Lipper-defined peer groups.6 Of course, past performance is no guarantee of future results.

The varying performance of the stock and bond markets during the first half of the year underscores the importance of adopting a long-term investment strategy. One common strategy that is employed by many astute investors is asset allocation. With this approach, investment dollars are spread across stock, bond, and cash vehicles. Although asset allocation does not ensure a profit or guarantee against a loss, it can help to mitigate the underperformance of any one asset class. However, as your portfolio grows over time, it may need "rebalancing." It is a good idea to meet with your Atlas Representative to review your portfolio on a regular basis to ensure that it is still properly allocated to help accomplish your financial goals.

4  The Citigroup 10-Year U.S. Treasury Index measures the total return of the benchmark 10-year Treasury note.

5  The Lehman Brothers Aggregate Bond Index is a common benchmark used by bond funds to measure their relative performance. The index is comprised of government, mortgage-backed, asset-backed, and corporate securities to simulate the universe of bonds in the market.

6  Lipper rankings are based on a fund's total return, and the percentile ranking refers to the fund's rank relative to all funds in the same Lipper peer group. Lipper, Inc. uses total return figures that are based on the assumption that all distributions are reinvested and that fund shares are purchased without a sales charge.

Thank you for investing in Atlas Funds-the investments you want from the people you trust.

No matter what the markets or economy may bring, Atlas is committed to providing competitive no load funds with outstanding personal service, while maintaining the highest ethical standards. We have always taken our responsibility to shareholders very seriously and are committed to offering you "The investments you want from the people you trust."

As a sister company of World Savings and a subsidiary of the $110 billion-strong Golden West Financial Corporation, Atlas Securities is dedicated to giving you the quality products and services you've come to expect from World.

We appreciate the trust and confidence you have placed in us. As always, you can call 1-800-933-ATLAS (1-800-933-2852) with any questions or to schedule a free portfolio review with an Atlas Representative at a nearby World branch to ensure your current investments continue to meet your financial needs. Or visit us online anytime, day or night, at www.atlasfunds.com.

Sincerely,

Marion O. Sandler
Chairman of the Board

Visit Atlas online anytime. Go to www.atlasfunds.com and see how easy it is to manage and monitor your Atlas mutual fund accounts-day or night. With Atlas Account Access, you can take advantage of these convenient online services:

•  Purchase or exchange shares  •  Order checkbooks and statements

•  Review transactions  •  Open a new account

•  Check account balances

This service is absolutely free of charge. Visit www.atlasfunds.com today. Or, to sign up for Atlas Account Access, please call 1-800-933-2852 to set up your password.

Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-2852, visit www.atlasfunds.com, or see your Atlas Representative for a prospectus and read it carefully before investing.

While there are no sales charges associated with Atlas Funds, other ongoing charges do apply. Distributed by Atlas Securities, Inc., a registered broker-dealer.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Atlas Stock and Bond Fund Total Returns  for periods ended June 30, 2005

	Average Annual Total Returns
	3 Months† %	6 Months† %	1 Year %	5 Years %	10 Years %	Since Inception %	Inception Date
Stock Funds
Balanced	2.29	0.55	7.16	(1.22)	3.94	4.38	9/30/93
Emerging Growth	1.99	(0.32)	9.29	(2.57)	-	6.00	4/30/97
Fund of Funds	2.66	1.13	8.89	-	-	5.36	5/1/02
Global Growth	2.26	(0.90)	12.57	1.10	-	12.23	4/30/96
Growth Opportunities	3.56	0.49	7.81	(2.56)	10.31	11.32	12/5/90
S&P 500 Index*	1.24	(1.09)	5.81	(2.87)	9.39	9.95	7/2/93
Strategic Growth	0.95	(0.86)	6.54	(11.42)	5.40	6.13	9/30/93
Value Fund	4.92	6.13	18.83	-	-	6.48	5/1/02
Bond Funds
American Enterprise Bond*	1.85	1.24	4.08	-	-	2.93	5/1/03
California Municipal Bond	3.24	3.14	8.61	6.08	5.46	6.40	1/24/90
National Municipal Bond	3.17	3.08	8.57	6.57	5.60	6.56	1/24/90
Strategic Income	2.83	1.23	10.45	7.37	-	6.87	5/20/96
U.S. Government and Mortgage Securities	1.92	1.82	3.11	5.47	5.48	6.59	1/19/90

The data above represents past performance and does not guarantee future results. Current performance may be lower or higher than the data quoted. For the current to most recent month-end performance data call 1-800-933-2852. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns assume reinvestment of dividends and capital gains. Please carefully consider the investment objectives, risks, charges, and expenses of Atlas products before investing. The prospectus contains these details and other information. Please call 1-800-933-2852, visit www.atlasfunds.com or see your Atlas Representative for a prospectus and read it carefully before investing. While there are no sales charges associated with Atlas Funds, other ongoing charges do apply.

A redemption fee of 2% will be applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. The performance data does not reflect the deduction of this fee. If the fee were reflected, returns would be lower than quoted.

The Emerging Growth Fund involves greater risks associated with investing in small and emerging growth companies. Foreign investing involves greater risk due to currency fluctuation, political uncertainty, and changes in economic conditions. The Strategic Income Fund involves the risks associated with investing in high-yield low-rated bonds known as "junk bonds," which are subject to more volatility and less liquidity than higher-rated bonds, and have a greater chance of default on interest and principal payments. There are risks associated with an investment in a bond fund including interest rate, credit, and inflation risks. When interest rates decline, mortgage-backed securities are subject to prepayment of principal. All bond fund investments are affected by changes in interest rates. Prices of bonds in a fund will decline as interest rates rise and vice versa. This may affect the value of your investments in the fund. With Fund of Funds, shareholders are subject to the risks associated with each of the underlying Atlas Funds in proportion to their respective weighting within the portfolio.

†  Returns for periods less than a full year are aggregate (non-annualized) returns.

*  Some of the Fund's expenses currently are being absorbed by the adviser. Without expense waivers and reimbursements, the Fund's total return would have been lower.

Distributions of capital gains are generally taxable. Distributions to certain municipal bond fund shareholders may be subject to alternative minimum tax.

The S&P 500 Index Fund invests all of its assets in a separate mutual fund, the Master Portfolio, which has the same investment objective. Performance shown for the S&P 500 Index Fund for periods prior to August 16, 2000, reflects that of the Master Portfolio, adjusted for current fund net operating expenses. "Standard & Poor's®", "S&P®", "S&P 500®", and "500®" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Atlas Funds. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Distributed by Atlas Securities, Inc., a registered broker-dealer.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Shareholder Expenses  (unaudited)

As a shareholder of an Atlas Fund, you incur ongoing expenses, such as management fees, shareholder service fees, distribution fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a Fund and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about the hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Atlas Funds	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Annualized Expense Ratio	Expenses Paid During Period*
Balanced Fund
Actual	$1,000.00	$1,005.50	1.22%	$6.07
Hypothetical	1,000.00	1,018.70	1.22%	6.11
Emerging Growth Fund
Actual	1,000.00	996.80	1.45%	7.18
Hypothetical	1,000.00	1,017.60	1.45%	7.25
Fund of Funds[1]
Actual	1,000.00	1,011.30	0.46%	2.29
Hypothetical	1,000.00	1,022.50	0.46%	2.31
Global Growth Fund[2]
Actual	1,000.00	991.00	1.31%	6.47
Hypothetical	1,000.00	1,018.30	1.31%	6.56
Growth Opportunities Fund
Actual	1,000.00	1,004.90	1.12%	5.57
Hypothetical	1,000.00	1,019.20	1.12%	5.61
S&P 500 Index Fund
Actual	1,000.00	989.10	0.54%	2.66
Hypothetical	1,000.00	1,022.10	0.54%	2.71
Strategic Growth Fund
Actual	1,000.00	991.40	1.29%	6.37
Hypothetical	1,000.00	1,018.40	1.29%	6.46
Value Fund
Actual	1,000.00	1,061.30	1.28%	6.54
Hypothetical	1,000.00	1,018.10	1.28%	6.41

Atlas Funds	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Annualized Expense Ratio	Expenses Paid During Period*
American Enterprise Bond Fund
Actual	$1,000.00	$1,012.40	0.19%	$0.95
Hypothetical	1,000.00	1,023.90	0.19%	0.95
California Municipal Bond Fund
Actual	1,000.00	1,031.40	0.93%	4.68
Hypothetical	1,000.00	1,020.20	0.93%	4.66
National Municipal Bond Fund
Actual	1,000.00	1,030.80	0.98%	4.93
Hypothetical	1,000.00	1,019.90	0.98%	4.91
Strategic Income Fund
Actual	1,000.00	1,012.30	1.22%	6.09
Hypothetical	1,000.00	1,018.70	1.22%	6.11
U.S. Government and Mortgage Securities Fund
Actual	1,000.00	1,018.20	1.07%	5.35
Hypothetical	1,000.00	1,019.50	1.07%	5.36
California Municipal Money Fund
Actual	1,000.00	1,007.90	0.59%	2.94
Hypothetical	1,000.00	1,029.30	0.59%	2.96
Money Market Fund
Actual	1,000.00	1,011.10	0.54%	2.69
Hypothetical	1,000.00	1,022.10	0.54%	2.71
U.S. Treasury Money Fund
Actual	1,000.00	1,008.70	0.74%	3.69
Hypothetical	1,000.00	1,021.10	0.74%	3.71

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in a period (181 days), and divided by the number of days in the year (365 days).

1  Fund is not subject to distribution fees.

2  Fund charges a redemption fee of 2% to shares redeemed within 60 days of purchase.

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Balanced Fund
	shares or face amount	market value (note 1)
Common Stocks - 58.64%
Apparel - .13%
Reebok International, Ltd.	1,436	$60,068
Auto Parts & Equipment - .50%
Goodyear Tire & Rubber Co. (The) (b)(o)	15,863	236,359
Banks - 6.68%
Comerica, Inc.	8,271	478,064
First Bancorp Puerto Rico	12,374	496,816
Fremont General Corp.	6,987	169,994
KeyCorp	15,926	527,947
M&T Bank Corp. (o)	4,277	449,769
Popular, Inc.	17,113	431,076
Regions Financial Corp.	11,960	405,205
TCF Financial Corp.	7,484	193,686
Chemicals - .89%
Sherwin-Williams Co. (The)	8,901	419,148
Commercial Services - 2.32%
Convergys Corp. (b)	17,926	254,908
Deluxe Corp.	2,190	88,914
Ikon Office Solutions, Inc.	36,312	345,327
Kelly Services, Inc. - Class A	14,184	406,230
Computers - .84%
Apple Computer, Inc. (b)	7,108	261,645
Imation Corp.	1,570	60,900
Tektronix, Inc.	3,179	73,975
Cosmetics & Personal Care - .07%
Estee Lauder Cos. (The), Inc. - Class A	860	33,652
Distribution & Wholesale - .66%
W.W. Grainger, Inc.	5,723	313,563
Diversified Financial Services - 4.26%
AmeriCredit Corp. (b)	15,900	405,450
Bear Stearns Cos. (The), Inc.	4,855	504,629
CIT Group, Inc.	6,464	277,758
Countrywide Financial Corp.	267	10,309
IndyMac Bancorp, Inc.	2,778	113,148
Nuveen Investments, Inc. - Class A	9,861	370,971
Student Loan Corp.	693	152,321
WFS Financial, Inc.	3,436	174,240
Electric - 3.85%
DPL, Inc.	14,404	395,390
Edison International	13,195	535,057
Reliant Energy, Inc. (b)	19,424	240,469
TXU Corp.	7,204	598,580
Xcel Energy, Inc.	2,417	47,180
Electrical Components & Equipment - .81%
Energizer Holdings, Inc. (b)	6,127	380,916
Food - 2.14%
Albertson's, Inc.	7,140	147,655
Hershey Co. (The)	5,978	371,234
McCormick & Co., Inc.	2,706	88,432
Pilgrim's Pride Corp.	5,872	200,411
Tyson Foods, Inc. - Class A	11,454	203,881
Forest Products & Paper - .42%
Louisiana-Pacific Corp.	8,092	198,901
Gas - .51%
Southern Union Co. (b)	9,766	239,755
Health Care - Services - 3.24%
Cytyc Corp. (b)	15,943	351,703
Health Net, Inc. (b)	10,531	401,863

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Humana, Inc. (b)	10,973	$436,067
Manor Care, Inc.	3,209	127,494
Pacificare Health Systems (b)(o)	3,004	214,636
Home Builders - .84%
Ryland Group, Inc.	5,230	396,800
Household Products & Wares - 1.07%
Clorox Co.	6,108	340,338
Fortune Brands, Inc.	1,841	163,481
Insurance - 5.82%
Alleghany Corp. (b)	118	35,046
Jefferson-Pilot Corp.	8,890	448,234
Lincoln National Corp.	9,791	459,394
MBIA, Inc.	1,805	107,055
MGIC Investment Corp.	6,588	429,669
Old Republic International Corp.	16,218	410,153
PMI Group (The), Inc.	2,172	84,665
Radian Group, Inc.	1,689	79,755
Safeco Corp.	7,961	432,601
Torchmark Corp.	4,956	258,703
Iron & Steel - .93%
Nucor Corp.	6,511	297,032
Steel Dynamics, Inc.	1,773	46,541
United States Steel Corp. (o)	2,758	94,792
Leisure Time - .45%
Sabre Holdings Corp. - Class A	10,669	212,847
Lodging - .62%
Choice Hotels International, Inc.	4,443	291,905
Machinery - Construction & Mining - .26%
Terex Corp. (b)	3,157	124,386
Miscellaneous - Manufacturing - 1.92%
Eastman Kodak Co. (o)	10,895	292,531
Mattel, Inc.	20,803	380,695
Stanley Works (The)	5,119	233,119
Oil & Gas - 4.31%
Amerada Hess Corp.	3,127	333,057
Apache Corp.	4,356	281,310
Burlington Resources, Inc.	9,929	548,478
Premcor, Inc.	5,332	395,528
Sunoco, Inc.	3,939	447,785
Valero Energy Corp.	340	26,897
Packaging & Containers - .11%
Crown Holdings,Inc. (b)	3,563	50,701
Pipelines - 1.15%
Equitable Resources, Inc.	5,455	370,940
Williams Cos., Inc.	8,953	170,107
Real Estate Investment Trusts - 2.12%
AMB Property Corp.	2,390	103,798
Apartment Investment & Management Co. - Class A (o)	6,340	259,433
Equity Office Properties Trust	15,508	513,315
Impac Mortgage Holdings, Inc. (o)	3,120	58,188
New Century Financial Corp. (o)	1,277	65,702
Retail - 6.02%
AutoNation, Inc. (b)	19,326	396,570
Circuit City Stores, Inc.	21,924	379,066
Copart, Inc. (b)	2,739	65,188
Darden Restaurants, Inc.	11,916	392,990
Dillard's, Inc. - Class A	14,744	345,304
Federated Department Stores	6,793	497,791

The accompanying notes are an integral part of these financial statements.

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Sears Holdings Corp. (b)	2,229	$334,060
Toys 'R' Us, Inc. (b)	16,253	430,379
Savings & Loans - .84%
Astoria Financial Corp.	13,973	397,811
Software - .85%
Activision, Inc. (b)	11,287	186,461
Autodesk, Inc.	6,227	214,022
Telecommunications - 1.20%
CenturyTel, Inc.	11,773	407,699
UTStarcom, Inc. (b)(o)	21,419	160,428
Transportation - 2.81%
Burlington Northern Santa Fe Corp.	11,902	560,346
CNF, Inc.	1,052	47,235
Laidlaw International (b)	15,820	381,262
Norfolk Southern Corp.	616	19,071
Overseas Shipholding Group	5,352	319,247
Total Common Stocks (cost: $25,509,381)		27,675,607
Corporate Bonds and Notes - 35.40%
Aerospace & Defense - .70%
United Technologies Corp., 6.10% Unsec. Nts., due 05/15/12	$300,000	329,427
Banks - 4.96%
Bank One Corp., 5.90% Sub. Nts., due 11/15/11	300,000	323,554
First Union National Bank, 7.875% Sub. Nts., due 02/15/10	350,000	402,564
Mellon Funding Corp., 6.375% Sub. Nts., due 02/15/10	300,000	322,704
Nations Bank Corp.,
6.375% Unsec. Sub. Nts., due 02/15/08	150,000	158,276
7.75% Unsec. Sub. Nts., due 08/15/15	150,000	186,073
US Bank National Association, 6.30% Sr. Sub. Nts., due 07/15/08	300,000	318,864
Wachovia Corp., 6.375% Sub. Nts., due 02/01/09	300,000	321,455
Wells Fargo & Co., 5.00% Unsec. Sub. Nts., due 11/15/14	300,000	308,878
Beverages - .75%
Anheuser-Busch Cos., Inc., 7.50% Nts., due 03/15/12	300,000	355,372
Chemicals - 1.14%
E.I. Du Pont de Nemours & Co., 6.875% Unsec. Nts., due 10/15/09	250,000	277,137
Praxair, Inc., 6.50% Nts., due 03/01/08	250,000	263,036
Computers - 1.70%
Hewlett-Packard Co., 5.50% Nts., due 07/01/07	300,000	307,413
International Business Machines Corp.,
4.75% Sr. Unsec. Nts., due 11/29/12	250,000	255,489
7.50% Debs., due 06/15/13	200,000	238,886
Cosmetics & Personal Care - .98%
Avon Products, Inc., 7.15% Sr. Nts., due 11/15/09	220,000	245,402
Kimberly-Clark Corp., 5.625% Nts., due 02/15/12	200,000	215,196

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Diversified Financial Services - 10.11%
American Express Co., 5.50% Nts., due 09/12/06	$325,000	$330,035
Bear Stearns Cos. (The), Inc., 4.50% Nts., due 10/28/10	450,000	452,390
CIT Group, Inc., 7.75% Sr. Unsec. Nts., due 04/02/12	250,000	293,209
Citigroup, Inc., 7.25% Unsec. Sub. Nts., due 10/01/10	300,000	339,675
Countrywide Home Loans, Inc., 5.625% Medium-Term Nts., Series K, due 05/15/07	300,000	307,377
Credit Suisse First Boston (USA), Inc., 6.125% Nts., due 11/15/11	450,000	489,498
Goldman Sachs Group, Inc., 6.60% Sr. Unsec. Unsub. Nts., due 01/15/12	300,000	333,424
Household Finance Corp.,
6.375% Sr. Unsec. Nts., due 08/01/10	200,000	217,269
7.875% Sr. Unsec. Nts., due 03/01/07	250,000	264,720
International Lease Finance Corp., 5.75% Unsec. Nts., due 10/15/06	350,000	356,773
Lehman Brothers Holdings, Inc., 7.875% Bonds, due 08/15/10	450,000	522,710
Merrill Lynch & Co., Inc., 6.00% Sr. Unsec. Unsub. Nts., due 02/17/09	300,000	316,474
Morgan Stanley, 7.00% Sr. Unsec. Debs., due 10/01/13	250,000	284,470
SLM Corp., 5.375% Medium-Term Nts., Series A, due 01/15/13	250,000	263,148
Electric - .70%
WPS Resources Corp., 7.00% Sr. Unsec. Unsub. Nts., due 11/01/09	300,000	331,323
Electrical Components & Equipment - .69%
Emerson Electric Co., 5.75% Nts., due 11/01/11	300,000	324,053
Food - 2.56%
H.J. Heinz Co., 6.00% Nts., due 03/15/08	250,000	260,681
Hormel Foods Corp., 6.625% Nts., due 06/01/11	275,000	308,359
Kraft Foods, Inc., 4.625% Nts., due 11/01/06	300,000	301,958
Unilever Capital Corp., 7.125% Nts., due 11/01/10	300,000	339,146
Household Products & Wares - .69%
Clorox Co., 6.125% Nts., due 02/01/11	300,000	326,794
Insurance - .71%
MGIC Investment Corp., 6.00% Sr. Unsec. Nts., due 03/15/07	325,000	334,736
Machinery - Construction & Mining - .71%
Caterpillar, Inc., 7.25% Sr. Unsec. Unsub. Debs., due 09/15/09	300,000	333,346
Machinery - Diversified - .75%
Deere & Co., 6.95% Sr. Nts., due 04/25/14	300,000	351,720

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Miscellaneous - Manufacturing - .89%
General Electric Co., 5.00% Unsec. Nts., due 02/01/13	$250,000	$258,128
Honeywell International, Inc., 6.125% Bonds, due 11/01/11	150,000	164,329
Oil & Gas - 1.97%
Conoco Funding Co., 5.45% Gtd. Nts., due 10/15/06	335,000	341,042
Marathon Oil Corp., 5.375% Unsec. Nts., due 06/01/07	250,000	254,966
Occidental Petroleum Corp., 7.375% Sr. Unsec. Nts., due 11/15/08	150,000	164,992
Texaco Capital, Inc., 5.50% Nts., due 01/15/09	160,000	168,466
Oil & Gas Services - .56%
Baker Hughes, Inc., 6.25% Sr. Unsec. Nts., due 01/15/09	250,000	266,611
Retail - 2.31%
Costco Wholesale Corp., 5.50% Sr. Unsec. Nts., due 03/15/07	150,000	153,250
Nordstrom, Inc., 5.625% Sr. Nts., due 01/15/09	250,000	259,964
Target Corp., 7.50% Sr. Unsec. Nts., due 08/15/10	300,000	344,812
Wal-Mart Stores, Inc., 6.875% Sr. Unsec. Nts., due 08/10/09	300,000	330,612
Semiconductors - .75%
Texas Instruments, Inc., 6.125% Unsec. Nts., due 02/01/06	350,000	353,812
Software - .67%
First Data Corp., Series D, 6.375% Medium-Term Nts., due 12/15/07	300,000	315,214
Telecommunications - 1.10%
BellSouth Corp., 6.00% Nts., due 10/15/11	150,000	162,051
SBC Communications, Inc., 5.75% Sr. Unsec. Nts., due 05/02/06	350,000	354,983
Total Corporate Bonds and Notes (cost: $16,744,216)		16,706,246
Mortgage-Backed Obligations - .40%
Government-Sponsored Enterprises - .40%
Fannie Mae,
6.00% due 05/01/32	117,535	120,577
6.50% due 04/01/32	66,311	68,741
Total Mortgage-Backed Obligations (cost: $181,334)		189,318
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 3.83%
Fannie Mae, 3.25% due 08/15/08	550,000	539,767
Freddie Mac,
4.875% due 03/15/07	650,000	661,829
5.25% due 01/15/06	600,000	604,538
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,823,414)		1,806,134

Atlas Balanced Fund	(continued)
	shares or face amount	market value (note 1)
Short-Term Investments - 4.17%
Dreyfus Cash Management Plus Fund (p)	678,840	$678,840
Goldman Sachs Financial Square Prime Obligations Fund (p)	711,591	711,591
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank & Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019, with a value of $587,456	$576,025	576,025
Total Short-Term Investments (cost: $1,966,456)		1,966,456
Total Securities (cost: $46,224,801) - 102.44%		48,343,761
Other Assets and Liabilities, Net - (2.44)%		(1,152,209)
Net Assets - 100.00%		$47,191,552

Sector	Percent Of Net Assets
Consumer Discretionary	10.92%
Consumer Staples	3.28
Energy	5.46
Financials	19.72
Health Care	3.24
Industrials	6.24
Information Technology	2.48
Materials	2.08
Telecommunication Services	0.86
Utilities	4.36
Corporate Bonds and Notes	35.40
Government-Sponsored Enterprises (Non-Mortgage-Backed)	3.83
Mortgage-Backed Obligations	0.40
Short-Term Investments	4.17
102.44%

Atlas Emerging Growth Fund
	shares or face amount	market value (note 1)
Common Stocks - 98.82%
Advertising - 1.96%
R.H. Donnelley Corp. (b)	17,530	$1,086,509
Aerospace & Defense - 4.10%
Aviall, Inc. (b)	14,290	451,421
Curtiss-Wright Corp.	5,800	312,910
DRS Technologies, Inc.	18,160	931,245
Innovative Solutions & Support, Inc. (b)	17,200	577,404
Agriculture - .76%
Delta & Pine Land Co.	16,880	423,013
Apparel - 1.05%
Quiksilver, Inc. (b)	36,440	582,311
Banks - 3.28%
Brookline Bancorp, Inc.	22,570	366,988
Euronet Worldwide, Inc. (b)	15,020	436,631
Hanmi Financial Corp.	19,110	319,137
Pacific Capital Bancorp	11,030	408,992
Provident Bankshares Corp.	9,020	287,828
Biotechnology - .69%
Protein Design Labs, Inc. (b)	18,780	379,544

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Chemicals - 3.56%
FMC Corp. (b)	9,780	$549,049
HB Fuller Co.	16,800	572,208
Minerals Technologies, Inc.	6,950	428,120
Olin Corp.	23,100	421,344
Coal - 1.42%
Foundation Coal Holdings, Inc.	30,370	787,798
Commercial Services - 2.24%
Adesa, Inc.	25,070	545,774
Chemed Corp.	8,750	357,700
Global Payments, Inc.	4,970	336,966
Computers - 5.62%
Coherent, Inc. (b)	12,110	436,081
Intergraph Corp. (b)(o)	38,800	1,337,048
Micros Systems, Inc. (b)	14,410	644,847
Nam Tai Electronics, Inc.	30,550	694,707
Distribution & Wholesale - .80%
Brightpoint, Inc. (b)	19,920	442,025
Diversified Financial Services - 1.25%
Metris Cos., Inc. (b)	19,630	283,850
National Financial Partners Corp.	10,480	410,187
Electronics - .94%
Measurement Specialties, Inc. (b)	22,390	519,672
Engineering & Construction - 1.73%
Washington Group International, Inc. (b)	18,750	958,500
Health Care - Products - 2.65%
Advanced Neuromodulation Systems, Inc. (b)	6,930	274,982
Conmed Corp. (b)	16,490	507,397
Invacare Corp.	8,740	387,706
Ventana Medical Systems (b)	7,460	300,116
Health Care - Services - 4.97%
Apria Healthcare Group, Inc. (b)	18,170	629,409
Option Care, Inc. (o)	40,225	567,172
Psychiatric Solutions, Inc. (b)	10,900	530,939
Sierra Health Services, Inc. (b)	10,190	728,177
United Surgical Partners International, Inc. (b)	5,770	300,502
Home Builders - 1.17%
WCI Communities, Inc. (b)	20,190	646,686
Home Furnishings - 1.75%
Tempur-Pedic International, Inc. (b)	23,430	519,677
Tupperware Corp.	19,320	451,508
Household Products & Wares - 2.72%
Jarden Corp. (b)(o)	19,140	1,032,029
Playtex Products, Inc. (b)	43,940	472,794
Insurance - 4.80%
Allmerica Financial Corp. (b)	19,230	713,241
Ohio Casualty Corp.	30,120	728,302
Philadelphia Consolidated Holding Corp. (b)	8,360	708,594
ProAssurance Corp. (b)	12,220	510,307
Internet - .82%
Websense, Inc. (b)	9,510	456,955
Investment Companies - 1.11%
Apollo Investment Corp.	33,510	617,589
Lodging - 2.00%
Choice Hotels International, Inc.	8,740	574,218
Gaylord Entertainment Co. (b)	11,450	532,311

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Machinery - Construction & Mining - 1.79%
Walter Industries, Inc. (o)	24,660	$991,332
Machinery - Diversified - 1.20%
Manitowoc Co.	16,250	666,575
Miscellaneous - Manufacturing - 1.40%
Griffon Corp. (b)	17,970	398,934
Hexcel Corp. (b)	22,310	377,485
Oil & Gas - 1.98%
Giant Industries, Inc. (b)	17,370	625,320
Remington Oil & Gas Corp. (b)	13,150	469,455
Oil & Gas Services - 2.49%
CAL Dive International, Inc. (b)	8,070	422,626
Lone Star Technologies, Inc. (b)	10,710	487,305
Oil States International, Inc. (b)	18,750	471,938
Pharmaceuticals - 3.98%
Andrx Corp. (b)	18,870	383,250
Eyetech Pharmaceuticals, Inc. (b)	20,700	261,648
Impax Laboratories, Inc. (b)	27,650	434,105
Par Pharmaceutical Cos., Inc. (b)	10,870	345,775
Prestige Brands Holdings, Inc. (b)	22,150	431,925
VCA Antech, Inc. (b)	14,400	349,200
Pipelines - 1.09%
McDermott International, Inc. (b)	28,770	604,170
Real Estate Investment Trusts - 7.30%
Alexandria Real Estate Equities, Inc.	10,040	737,438
BioMed Realty Trust, Inc.	11,510	274,514
Capital Automotive	18,230	695,839
Corporate Office Properties Trust	14,220	418,779
Kilroy Realty Corp.	13,500	641,115
Maguire Properties, Inc.	20,620	584,371
Taubman Centers, Inc.	20,300	692,027
Retail - 9.18%
Aeropostale, Inc. (b)	12,290	412,944
Central Garden & Pet Co. (b)	8,720	428,326
CSK Auto Corp. (b)	35,440	591,139
Dick's Sporting Goods, Inc. (b)	16,490	636,349
Domino's Pizza, Inc.	18,210	405,355
Guitar Center, Inc. (b)	10,260	598,876
Men's Wearhouse, Inc. (b)	15,200	523,336
RARE Hospitality International, Inc. (b)	19,730	601,173
Red Robin Gourmet Burgers (b)	14,340	888,793
Savings & Loans - .86%
BankAtlantic Bancorp, Inc. - Class A	25,090	475,456
Semiconductors - 3.96%
DSP Group, Inc. (b)	26,560	633,987
Genesis Microchip, Inc. (b)	18,820	347,417
SiRF Technology Holdings, Inc. (b)	21,270	376,054
Standard Microsystems Corp. (b)	15,030	351,401
Ultratech, Inc. (b)	26,440	483,852
Software - 3.30%
Analogic Corp.	8,980	451,874
THQ, Inc. (b)	22,210	650,087
Transaction Systems Architects, Inc. - Class A (b)	29,390	723,876
Telecommunications - 5.56%
Alamosa Holdings, Inc. (b)	62,550	869,445
Leap Wireless International, Inc. (b)	26,550	736,763
SBA Communications Corp. (b)	19,950	269,325
Symmetricom, Inc. (b)	25,740	266,924

The accompanying notes are an integral part of these financial statements.

Atlas Emerging Growth Fund	(continued)
	shares or face amount	market value (note 1)
Ubiquitel, Inc. (b)	67,790	$553,166
US Unwired, Inc. (b)	65,940	383,771
Transportation - 3.34%
Laidlaw International (b)	49,670	1,197,047
OMI Corp.	34,300	652,043
Total Common Stocks (cost: $47,526,207)		54,754,325
Short-Term Investments - 5.06%
Dreyfus Cash Management Plus Fund (p)	1,276,227	1,276,227
Goldman Sachs Financial Square Prime Obligations Fund (p)	1,337,799	1,337,799
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank & Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019, with a value of $194,356	$190,544	190,544
Total Short-Term Investments (cost: $2,804,570)		2,804,570
Total Securities (cost: $50,330,777) - 103.88%		57,558,895
Other Assets and Liabilities, Net - (3.88)%		(2,149,224)
Net Assets - 100.00%		$55,409,671

Sector	Percent Of Net Assets
Consumer Discretionary	21.44%
Consumer Staples	2.34
Energy	6.10
Financials	19.21
Health Care	11.60
Industrials	15.60
Information Technology	13.01
Materials	4.44
Telecommunication Services	5.08
Short-Term Investments	5.06
103.88%

Atlas Fund of Funds

	shares	percent of net assets	market value
Investment in Atlas Funds - 99.90%
American Enterprise Bond Fund	816,158	10.08%	$8,096,289
Balanced Fund	571,112	7.84	6,293,650
Emerging Growth Fund (b)	711,581	13.67	10,972,587
Global Growth Fund	502,990	13.05	10,477,273
Growth Opportunities Fund	399,054	11.28	9,054,539
Money Market Fund	568,111	0.71	568,111
Strategic Growth Fund (b)	522,941	8.28	6,646,577
Strategic Income Fund	1,856,261	10.71	8,594,487
U.S. Government and Mortgage Securities Fund	623,564	7.87	6,316,708
Value Fund	1,102,663	16.41	13,176,828
Total Investment in Atlas Funds (cost: $73,685,221)			80,197,049
Total Securities (cost: $73,685,221) - 99.90%			80,197,049
Other Assets and Liabilities, Net - .10%			76,931
Net Assets - 100.00%			$80,273,980

Atlas Fund of Funds	(continued)

Investment	Percent Of Net Assets
Stocks	65.84%
Bonds	32.77
Cash and other liquid assets	1.39
100.00%

Atlas Global Growth Fund
	shares or face amount	market value(s) (note 1)
Common Stocks - 96.80%
Advertising - .74%
JC Decaux SA (b)(m)	39,510	$998,551
WPP Group PLC (m)	87,710	898,654
Aerospace & Defense - 4.28%
Boeing Co. (The)	22,600	1,491,600
Empresa Brasileira de Aeronautica SA, Sponsored ADR (m)	77,453	2,561,371
European Aeronautic Defense and Space Co. (m)	84,130	2,666,541
Lockheed Martin Corp.	19,000	1,232,530
Northrop Grumman Corp.	20,100	1,110,525
Raytheon Co.	47,100	1,842,552
Apparel - .62%
Coach, Inc. (b)	47,100	1,581,147
Auto Manufacturers - 1.31%
Porsche AG Preferred (m)	1,862	1,393,520
Toyota Motor Corp. (m)	54,200	1,933,559
Banks - 7.52%
Anglo Irish Bank Corp. PLC (m)	120,592	1,491,931
Australia & New Zealand Banking Group Ltd. (m)	38,072	628,927
Bayerische Hypo-und Vereinsbank AG (b)(m)	36,346	941,822
Credit Suisse Group (b)(m)	30,619	1,197,855
HSBC Holdings PLC (m)	161,693	2,584,172
ICICI Bank Ltd., Sponsored ADR	95,225	2,080,666
Northern Trust Corp.	55,800	2,543,922
Resona Holdings, Inc. (b)(m)	491,000	908,375
Royal Bank of Scotland Group PLC (m)	147,587	4,444,922
Societe Generale - Class A (m)	22,930	2,322,774
Beverages - 2.75%
Cia de Bebidas das Americas, ADR	9,090	231,431
Companhia de Bebidas das Americas, Sponsored ADR	45,453	1,404,498
Fomento Economico Mexicano SA (m)	230,900	1,376,201
Grupo Modelo SA - Class C (m)	320,200	998,656
LVMH Moet Hennessy Louis Vuitton SA (m)	38,880	2,990,127
Biotechnology - 3.07%
Affymetrix, Inc. (b)	33,700	1,817,441
Amgen, Inc. (b)	36,860	2,228,556
Genentech, Inc. (b)	21,200	1,701,936
Genzyme Corp. (b)	20,100	1,207,809
Human Genome Sciences, Inc. (b)	24,000	277,920
Millennium Pharmaceuticals, Inc. (b)	23,900	221,553
Nektar Therapeutics (b)	8,500	143,140
Nektar Therapeutics (a)(b)(f)	17,092	230,263
Computers - 1.58%
Cadence Design Systems, Inc. (b)	71,041	970,420
Enterasys Networks, Inc. (b)(n)	75	68

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
International Business Machines Corp.	27,026	$2,005,329
Sun Microsystems, Inc. (b)	278,800	1,039,924
Cosmetics & Personal Care - 1.11%
Gillette Co. (The)	41,300	2,091,019
Shiseido Co. Ltd. (m)	59,000	742,242
Diversified Financial Services - 4.76%
American Express Co.	47,400	2,523,102
Charles Schwab Corp. (The)	71,400	805,392
Citigroup, Inc.	16,466	761,223
Credit Saison Co. Ltd. (m)	38,700	1,280,519
JP Morgan Chase & Co.	61,711	2,179,633
MBNA Corp.	61,700	1,614,072
Morgan Stanley	56,400	2,959,308
Electric - .60%
Energias de Portugal SA (m)	287,152	720,618
Fortum Oyj	50,800	813,711
Electrical Components & Equipment - 3.35%
Koninklijke (Royal) Philips Electronics NV (m)	110,800	2,787,968
Nidec Corp. (m)	4,100	432,052
Omron Corp. (m)	11,000	241,704
Samsung Electronics Co. Ltd. (m)	5,049	2,388,874
Sony Corp. (m)	77,900	2,673,354
Electronics - 1.69%
Applera Corp. - Applied Biosystems Group	40,100	788,767
Hoya Corp. (m)	12,100	1,389,695
Keyence Corp. (m)	5,510	1,227,947
Murata Manufacturing Co. Ltd. (m)	17,700	896,452
Engineering & Construction - 1.76%
Hyundai Heavy Industries Co. Ltd. (m)	27,943	1,400,591
JGC Corp. (m)	38,000	465,184
Technip SA (m)	56,400	2,613,935
Entertainment - .67%
International Game Technology Corp.	60,600	1,705,890
Food - 1.01%
Cadbury Schweppes PLC (m)	269,187	2,562,425
Gas - .52%
Hong Kong & China Gas (m)	651,000	1,320,809
Health Care - Products - 1.39%
Cie Generale D'Optique Essilor International SA (m)	14,340	977,015
Medtronic, Inc.	11,700	605,943
Smith & Nephew PLC (m)	199,616	1,963,016
Health Care - Services - .92%
Quest Diagnostics, Inc.	44,000	2,343,880
Holding Companies - Diversified - .75%
Hutchison Whampoa Ltd. (m)	115,000	1,034,925
Investor AB - Class B (m)	64,163	867,269
Household Products - .25%
Tiffany & Co.	19,200	628,992
Household Products & Wares - 1.89%
Reckitt Benckiser PLC (m)	163,677	4,809,362
Insurance - 4.20%
ACE Ltd.	51,912	2,328,253
Allianz AG (m)	21,971	2,503,506
Berkshire Hathaway, Inc. - Class B (b)	590	1,642,265
Everest Re Group Ltd.	10,300	957,900
Manulife Financial Corp. (m)	29,772	1,418,938
Prudential PLC (m)	208,276	1,846,109

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
Internet - 2.10%
Amazon.com, Inc. (b)	22,800	$754,224
eBay, Inc. (b)	92,900	3,066,629
Trend Micro, Inc. (m)	27,500	975,541
Yahoo! Japan Corp. (m)	260	542,456
Investment Companies - .38%
Macquarie Airports (m)	358,200	972,276
Leisure Time - .44%
Carnival Corp.	20,600	1,123,730
Media - 4.65%
Grupo Televisa SA, Sponsored ADR	34,832	2,162,719
Pearson PLC (m)	137,410	1,614,526
Reed Elsevier PLC (m)	115,397	1,102,484
Singapore Press Holdings Ltd. (m)	472,681	1,202,384
Sirius Satellite Radio, Inc. (b)	598,100	3,875,688
Television Broadcasts Ltd. (m)	333,022	1,877,525
Miscellaneous - Manufacturing - 1.33%
Nikon Corp. (m)	96,371	1,084,301
Siemens AG (m)	31,898	2,315,278
Office & Business Equipment - .35%
Canon, Inc. (m)	17,000	890,766
Oil & Gas - 8.01%
BP PLC, Sponsored ADR	32,560	2,031,093
Burlington Resources, Inc.	26,300	1,452,812
Chevron Texaco Corp.	37,616	2,103,487
EnCana Corp. (m)	56,792	2,235,782
ENI-Ente Nazionale Idrocarburi SpA (m)	43,800	1,124,262
GlobalSantaFe Corp.	72,100	2,941,680
Husky Energy, Inc. (m)	81,790	3,246,550
Neste Oil Oyj (b)	8,350	216,018
Total SA (m)	4,670	1,091,632
Transocean, Inc. (b)	73,400	3,961,398
Pharmaceuticals - 7.20%
Chugai Pharmaceutical Co. Ltd. (m)	61,200	942,074
Eli Lilly & Co.	12,700	707,517
Express Scripts, Inc. (b)	26,200	1,309,476
Eyetech Pharmaceuticals, Inc. (b)(o)	20,600	260,384
Gilead Sciences, Inc. (b)	56,400	2,481,036
Novartis AG (m)	32,497	1,539,845
Pfizer, Inc.	53,422	1,473,379
Roche Holding AG (m)	24,864	3,131,158
Sanofi-Synthelabo SA (m)	55,817	4,566,566
Shionogi & Co. Ltd. (m)	102,000	1,310,218
Wyeth Corp.	13,700	609,650
Retail - 4.45%
Circuit City Stores, Inc.	64,543	1,115,949
Dixons Group PLC (m)	610,270	1,711,206
Gap, Inc. (The)	41,600	821,600
GUS PLC (m)	39,230	617,389
Hennes & Maurtiz AB - Class B (m)	144,100	5,053,964
Inditex SA (m)	24,200	621,195
Starbucks Corp. (b)	27,200	1,405,152
Semiconductors - 3.31%
Advanced Micro Devices, Inc. (b)	154,100	2,672,094
Altera Corp. (b)	34,500	683,790
Cree, Inc. (b)(o)	21,600	550,152
International Rectifier Corp. (b)	14,600	696,712
National Semiconductor Corp.	61,000	1,343,830
Silicon Laboratories, Inc. (b)	12,900	338,109

The accompanying notes are an integral part of these financial statements.

Atlas Global Growth Fund	(continued)
	shares or face amount	market value(s) (note 1)
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	235,516	$2,147,906
Software - 3.76%
Electronic Arts, Inc. (b)	7,026	397,742
IMS Health, Inc.	42,900	1,062,633
Intuit, Inc. (b)	23,800	1,073,618
Microsoft Corp.	102,700	2,551,068
Novell, Inc. (b)	217,000	1,345,400
SAP AG (m)	16,614	2,871,260
Square Enix Co., Ltd. (m)	9,000	273,030
Telecommunications - 13.18%
Cisco Systems, Inc. (b)	74,000	1,414,140
Corning, Inc. (b)	181,700	3,019,854
France Telecom SA (m)	73,774	2,144,751
Juniper Networks, Inc. (b)	34,600	871,228
KDDI Corp. (m)	692	3,192,777
Qualcomm, Inc.	55,340	1,826,773
SK Telecom Co. Ltd. (m)	3,050	535,348
SK Telecom Co. Ltd., Sponsored ADR (m)	98,400	2,007,360
Tandberg ASA (m)	114,700	1,218,761
Tele Norte Leste Participacoes SA Preferred	111,430	1,837,096
Telefonaktiebolaget LM Ericsson - Class B (m)	2,303,200	7,347,368
Vodafone Group PLC (m)	3,351,950	8,151,742
Transportation - .45%
Peninsular and Oriental Steam Navigation Co. (The) (m)	203,526	1,154,605
Venture Capital - .45%
3I Group PLC (m)	94,141	1,140,274
Total Common Stocks (cost: $193,791,750)		246,527,467
Short-Term Investments - 3.38%
Dreyfus Cash Management Plus Fund (p)	341,463	341,463
Goldman Sachs Financial Square Prime Obligations Fund (p)	357,937	357,937
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank & Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019, with a value of $8,072,136	$7,913,858	7,913,858
Total Short-Term Investments (cost: $8,613,258)		8,613,258
Total Securities (cost: $202,405,008) - 100.18%		255,140,725
Other Assets and Liabilities, Net - (.18)%		(464,011)
Net Assets - 100.00%		$254,676,714

Sector	Percent Of Net Assets
Consumer Discretionary	15.82%
Consumer Staples	5.58
Energy	9.04
Financials	17.27
Health Care	13.31
Industrials	7.16
Information Technology	20.49
Telecommunication Services	7.01
Utilities	1.12
Short-Term Investments	3.38
100.18%

Atlas Growth Opportunities Fund
	shares or face amount	market value (note 1)
Common Stocks - 99.38%
Aerospace & Defense - 1.74%
Raytheon Co.	174,820	$6,838,959
Apparel - .59%
Polo Ralph Lauren Corp.	53,500	2,306,385
Auto Parts & Equipment - .61%
Autoliv, Inc.	54,700	2,395,860
Banks - 3.21%
Bank of America Corp.	80,436	3,668,686
Wells Fargo & Co.	145,270	8,945,727
Beverages - .96%
Pepsico, Inc.	70,300	3,791,279
Biotechnology - 2.52%
Amgen, Inc. (b)	37,300	2,255,158
Genentech, Inc. (b)	69,200	5,555,376
Genzyme Corp. (b)	35,000	2,103,150
Chemicals - 1.17%
Praxair, Inc.	98,720	4,600,352
Commercial Services - 2.71%
Apollo Group, Inc. - Class A (b)	24,000	1,877,280
Cendant Corp.	392,670	8,784,028
Computers - 4.26%
Apple Computer, Inc. (b)	85,800	3,158,298
Cognizant Technology Solutions Corp. - Class A (b)	45,300	2,134,989
EMC Corp. (b)	510,000	6,992,100
International Business Machines Corp.	51,930	3,853,206
Sun Microsystems, Inc. (b)	162,600	606,498
Cosmetics & Personal Care - .51%
Colgate-Palmolive Co.	35,700	1,781,787
Gillette Co. (The)	4,100	207,583
Diversified Financial Services - 10.24%
Alliance Capital Management Holding, L.P.	30,100	1,406,874
American Express Co.	56,500	3,007,495
Capital One Financial Corp.	62,000	4,960,620
Citigroup, Inc.	209,350	9,678,251
Countrywide Financial Corp.	74,340	2,870,267
Franklin Resources, Inc.	26,500	2,039,970
Freddie Mac	28,780	1,877,319
Goldman Sachs Group, Inc.	20,900	2,132,218
JP Morgan Chase & Co.	162,300	5,732,436
Legg Mason, Inc.	26,200	2,727,682
Lehman Brothers Holdings, Inc.	38,600	3,832,208
Electric - 3.44%
AES Corp. (The) (b)	365,700	5,990,166
CMS Energy Corp. (b)	144,300	2,173,158
NRG Energy, Inc. (b)	12,200	458,720
PG&E Corp.	70,440	2,644,318
Reliant Energy, Inc. (b)	182,980	2,265,292
Gas - .47%
Sempra Energy	45,280	1,870,517
Health Care - Products - 2.71%
Guidant Corp.	7,800	524,940
Johnson & Johnson	39,500	2,567,500
Kinetic Concepts, Inc. (b)	34,700	2,082,000
Varian Medical Systems, Inc. (b)	147,100	5,491,243
Household Products & Wares - .59%
Procter & Gamble Co. (The)	44,400	2,342,100

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Growth Opportunities Fund	(continued)
	shares or face amount	market value (note 1)
Insurance - 4.61%
Aflac, Inc.	46,000	$1,990,880
American International Group, Inc.	85,000	4,938,500
Everest Re Group Ltd.	24,110	2,242,230
Genworth Financial, Inc. - Class A	191,840	5,799,323
Platinum Underwriters Holdings	98,930	3,147,953
Internet - 3.20%
eBay, Inc. (b)	102,300	3,376,923
Google, Inc. - Class A (b)(o)	13,500	3,971,025
Opsware, Inc. (b)	56,700	290,304
VeriSign, Inc. (b)	79,200	2,277,792
Yahoo!, Inc. (b)	77,300	2,678,445
Leisure Time - .50%
Carnival Corp.	36,000	1,963,800
Life & Health Insurance - .27%
Ambac Financial Group, Inc.	15,300	1,067,328
Media - 4.26%
Comcast Corp. - Class A (b)	95,200	2,922,640
Liberty Global, Inc. - Class A (b)	200,915	9,376,703
News Corp. - Class A	137,900	2,231,222
Walt Disney Co. (The)	88,900	2,238,502
Mining - .45%
Phelps Dodge Corp.	19,100	1,766,750
Miscellaneous - Manufacturing - 6.58%
3M Co.	31,000	2,241,300
General Electric Co.	271,290	9,400,199
Honeywell International, Inc.	281,780	10,321,601
Tyco International Ltd.	134,310	3,921,852
Oil & Gas - 6.57%
Amerada Hess Corp.	29,300	3,120,743
Apache Corp.	50,400	3,254,832
BP PLC, Sponsored ADR	176,880	11,033,774
Noble Energy, Inc.	39,600	2,995,740
Petroleo Brasileiro S.A., Sponsored ADR	60,860	3,172,632
Transocean, Inc. (b)	42,000	2,266,740
Oil & Gas Services - 2.75%
Halliburton Co.	136,870	6,545,123
Schlumberger Ltd.	56,400	4,283,016
Pharmaceuticals - 4.14%
Abbott Laboratories	55,700	2,729,857
Eli Lilly & Co.	38,800	2,161,548
Gilead Sciences, Inc. (b)	94,100	4,139,459
Sanofi-Aventis, Sponsored ADR	108,500	4,447,415
Wyeth Corp.	62,830	2,795,935
Retail - 7.52%
Abercrombie & Fitch Co. - Class A	15,900	1,092,330
Best Buy Co., Inc.	32,000	2,193,600
Chico's FAS, Inc. (b)	86,700	2,972,076
Home Depot, Inc. (The)	130,200	5,064,780
Kohl's Corp. (b)	58,000	3,242,780
Staples, Inc.	228,900	4,880,148
Starbucks Corp. (b)	37,400	1,932,084
Target Corp.	90,800	4,940,428
Urban Outfitters, Inc. (b)	19,000	1,077,110
Williams-Sonoma, Inc. (b)	55,000	2,176,350
Semiconductors - 3.38%
Broadcom Corp. - Class A (b)	90,700	3,220,757
Intel Corp.	131,100	3,416,466
International Rectifier Corp. (b)	49,400	2,357,368
Maxim Integrated Products, Inc.	53,600	2,048,056

Atlas Growth Opportunities Fund	(continued)
	shares or face amount	market value (note 1)
Texas Instruments, Inc.	80,000	$2,245,600
Software - 10.37%
Adobe Systems, Inc.	72,200	2,066,364
Autodesk, Inc.	54,100	1,859,417
Compuware Corp. (b)	129,660	932,255
Mercury Interactive Corp. (b)	72,500	2,781,100
Microsoft Corp.	718,820	17,855,489
NAVTEQ Corp. (b)	32,200	1,197,196
Novell, Inc. (b)	304,770	1,889,574
SAP AG, Sponsored ADR	63,600	2,753,880
Synopsys, Inc. (b)	334,000	5,567,780
Take-Two Interactive Software, Inc. (b)	152,000	3,868,400
Telecommunications - 8.11%
Amdocs Ltd. (b)	60,100	1,588,443
Avaya, Inc. (b)	132,600	1,103,232
Cisco Systems, Inc. (b)	356,700	6,816,537
Comverse Technology, Inc. (b)	36,100	853,765
Corning, Inc. (b)	273,000	4,537,260
IDT Corp. - Class B (b)	271,290	3,570,176
Motorola, Inc.	144,000	2,629,440
NeuStar, Inc. - Class A (b)	37,000	947,200
Nokia Oyj, Sponsored ADR	110,000	1,830,400
Qualcomm, Inc.	49,400	1,630,694
Sprint Corp.	102,200	2,564,198
Verizon Communications, Inc.	111,340	3,846,797
Transportation - .94%
FedEx Corp.	22,900	1,855,129
UTI Worldwide, Inc.	26,400	1,837,968
Total Common Stocks (cost: $341,738,726)		390,886,708
Short-Term Investments - 1.24%
Dreyfus Cash Management Plus Fund (p)	703,471	703,471
Goldman Sachs Financial Square Prime Obligations Fund (p)	737,410	737,410
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank and Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019 with a value of $3,482,819	$3,414,528	3,414,528
Total Short-Term Investments (cost: $4,855,409)		4,855,409
Total Securities (cost: $346,594,135) - 100.62%		395,742,117
Other Assets and Liabilities, Net - (.62)%		(2,425,579)
Net Assets - 100.00%		$393,316,538

Sector	Percent Of Net Assets
Consumer Discretionary	15.02%
Consumer Staples	2.06
Energy	9.32
Financials	18.06
Health Care	9.64
Industrials	11.97
Information Technology	25.00
Materials	1.62
Telecommunication Services	2.78
Utilities	3.91
Short-Term Investments	1.24
100.62%

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Growth Fund
	shares or face amount	market value (note 1)
Common Stocks - 98.93%
Aerospace & Defense - 1.88%
United Technologies Corp.	29,400	$1,509,690
Apparel - 1.96%
NIKE, Inc. - Class B	18,143	1,571,184
Biotechnology - 3.97%
Amgen, Inc. (b)	25,945	1,568,635
Genzyme Corp. (b)	26,950	1,619,425
Commercial Services - 2.48%
McKesson Corp.	44,410	1,989,124
Computers - 5.33%
Apple Computer, Inc. (b)	39,005	1,435,774
Dell, Inc. (b)	40,416	1,596,836
International Business Machines Corp.	16,775	1,244,705
Consumer Electronics - 2.11%
Black & Decker Corp. (The)	18,854	1,694,032
Diversified Financial Services - 2.15%
T. Rowe Price Group, Inc.	27,500	1,721,500
Health Care - Products - 7.70%
Bard (C.R.), Inc.	20,886	1,389,128
Becton, Dickinson & Co.	28,480	1,494,346
Johnson & Johnson	25,164	1,635,660
Varian Medical Systems, Inc. (b)	44,300	1,653,719
Health Care - Services - 8.09%
Aetna, Inc.	19,790	1,639,008
HCA, Inc.	27,470	1,556,725
UnitedHealth Group, Inc.	32,428	1,690,796
WellPoint, Inc. (b)	23,038	1,604,366
Home Builders - 6.67%
Centex Corp.	26,007	1,837,915
Lennar Corp. - Class A	27,703	1,757,755
Pulte Homes, Inc.	20,830	1,754,927
Household Products & Wares - 1.77%
Procter & Gamble Co. (The)	26,944	1,421,296
Insurance - 2.05%
Progressive Corp.	16,650	1,645,186
Internet - 1.65%
Symantec Corp. (b)	60,825	1,322,336
Iron & Steel - 1.42%
Nucor Corp.	25,000	1,140,500
Lodging - 1.96%
Marriott International, Inc. - Class A	23,000	1,569,060
Machinery - Diversified - 2.15%
Rockwell Automation, Inc.	35,465	1,727,500
Media - 1.78%
Walt Disney Co. (The)	56,800	1,430,224
Miscellaneous - Manufacturing - 3.66%
3M Co.	18,995	1,373,339
General Electric Co.	45,000	1,559,250
Oil & Gas - 4.27%
Occidental Petroleum Corp.	22,275	1,713,616
XTO Energy, Inc.	50,374	1,712,212
Pharmaceuticals - 2.01%
Barr Pharmaceuticals, Inc. (b)	33,000	1,608,420
Retail - 12.15%
Abercrombie & Fitch Co. - Class A	22,000	1,511,400
American Eagle Outfitters, Inc.	63,010	1,931,257
Autozone, Inc. (b)	15,000	1,386,900
Home Depot, Inc. (The)	36,028	1,401,489

Atlas Strategic Growth Fund	(continued)
	shares or face amount	market value (note 1)
Nordstrom, Inc.	25,930	$1,762,462
Yum! Brands, Inc.	33,620	1,750,930
Semiconductor Equipment - 1.96%
Applied Materials, Inc.	97,285	1,574,071
Semiconductors - 6.02%
Intel Corp.	58,522	1,525,083
Nvidia Corp. (b)	61,500	1,643,280
Texas Instruments, Inc.	59,000	1,656,130
Software - 7.96%
Adobe Systems, Inc.	54,518	1,560,305
Autodesk, Inc.	48,470	1,665,914
Microsoft Corp.	61,314	1,523,040
Oracle Corp. (b)	123,700	1,632,840
Telecommunications - 4.10%
Cisco Systems, Inc. (b)	77,490	1,480,834
Motorola, Inc.	99,086	1,809,310
Transportation - 1.68%
FedEx Corp.	16,632	1,347,358
Total Common Stocks (cost: $72,279,577)		79,350,792
Short-Term Investments - 1.01%
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank and Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019 with a value of $827,284	$811,062	811,062
Total Short-Term Investments (cost: $811,062)		811,062
Total Securities (cost: $73,090,639) - 99.94%		80,161,854
Other Assets and Liabilities, Net - .06%		49,966
Net Assets - 100.00%		$80,211,820

Sector	Percent Of Net Assets
Consumer Discretionary	26.63%
Consumer Staples	1.77
Energy	4.27
Financials	4.20
Health Care	24.25
Industrials	9.37
Information Technology	27.02
Materials	1.42
Short-Term Investments	1.01
99.94%

Atlas Value Fund
	shares or face amount	market value (note 1)
Common Stocks - 94.32%
Advertising - 1.25%
Interpublic Group of Cos., Inc. (b)	67,100	$817,278
Aerospace & Defense - 3.32%
Lockheed Martin Corp.	24,100	1,563,367
Raytheon Co.	15,800	618,096
Banks - 3.18%
Bank of America Corp.	13,600	620,296
Comerica, Inc.	11,100	641,580
KeyCorp	14,200	470,730

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Value Fund	(continued)
	shares or face amount	market value (note 1)
UnionBanCal Corp.	5,300	$354,676
Chemicals - 1.48%
Mosaic Co. (The) (b)	62,500	972,500
Commercial Services - 2.39%
Cendant Corp.	68,100	1,523,397
PHH Corp. (b)	1,770	45,524
Computers - 5.54%
Electronic Data Systems Corp.	147,000	2,829,750
Hewlett-Packard Co.	34,500	811,095
Diversified Financial Services - 9.11%
CIT Group, Inc.	16,900	726,193
Freddie Mac	30,500	1,989,515
JP Morgan Chase & Co.	35,300	1,246,796
MBNA Corp.	77,200	2,019,552
Electric - 6.00%
Entergy Corp.	8,600	649,730
FirstEnergy Corp.	28,300	1,361,513
FPL Group, Inc.	45,800	1,926,348
Environmental Control - 1.75%
Waste Management, Inc.	40,500	1,147,770
Food - 6.27%
Albertson's, Inc.	62,800	1,298,704
Kraft Foods, Inc. - Class A	44,500	1,415,545
Safeway, Inc.	34,000	768,060
Sara Lee Corp.	31,900	631,939
Forest Products & Paper - 1.73%
International Paper Co.	12,400	374,604
Weyerhaeuser Co.	12,000	763,800
Health Care - Services - 3.28%
HCA, Inc.	24,200	1,371,414
Tenet Healthcare Corp. (b)	64,100	784,584
Home Builders - 6.35%
Centex Corp.	43,600	3,081,212
Pulte Homes, Inc.	12,900	1,086,825
Insurance - 16.18%
Allstate Corp. (The)	20,400	1,218,900
Assurant, Inc.	16,900	610,090
Conseco, Inc. (b)	28,700	626,234
Hartford Financial Services Group, Inc. (The)	7,600	568,328
Metlife, Inc.	63,700	2,862,678
Principal Financial Group, Inc.	27,000	1,131,300
Prudential Financial, Inc.	30,500	2,002,630
St. Paul Travelers Companies, Inc.	40,700	1,608,871
Iron & Steel - 1.87%
Alcoa, Inc.	47,100	1,230,723
Lodging - 2.28%
MGM Mirage, Inc. (b)	37,900	1,500,082
Mining - 1.00%
Alcan, Inc.	21,900	657,000
Miscellaneous - Manufacturing - 5.10%
Eastman Kodak Co.	18,400	494,040
Tyco International Ltd.	53,100	1,550,520
Unilever PLC, Sponsored ADR	33,600	1,305,360
Oil & Gas - 1.08%
Petro-Canada	10,900	710,026
Pharmaceuticals - 1.94%
Merck & Co., Inc.	41,300	1,272,040
Retail - 1.57%
McDonald's Corp.	14,800	410,700
Yum! Brands, Inc.	11,900	619,752

Atlas Value Fund	(continued)
	shares or face amount	market value (note 1)
Savings & Loans - 1.40%
Washington Mutual, Inc.	22,600	$919,594
Semiconductors - 2.16%
Freescale Semiconductor, Inc. - Class A (b)	67,600	1,420,276
Software - 4.84%
Computer Associates International, Inc.	115,600	3,176,688
Telecommunications - .49%
Alltel Corp.	5,200	323,856
Transportation - 2.76%
CSX Corp.	42,500	1,813,050
Total Common Stocks (cost: $55,837,120)		61,945,131
Short-Term Investments - 4.86%
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank and Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019 with a value of $3,259,230	$3,195,323	3,195,323
Total Short-Term Investments (cost: $3,195,323)		3,195,323
Total Securities (cost: $59,032,443) - 99.18%		65,140,454
Other Assets and Liabilities, Net - .82%		537,787
Net Assets - 100.00%		$65,678,241

Sector	Percent Of Net Assets
Consumer Discretionary	12.20%
Consumer Staples	8.26
Energy	1.08
Financials	29.87
Health Care	5.22
Industrials	12.58
Information Technology	12.54
Materials	6.08
Telecommunication Services	0.49
Utilities	6.00
Short-Term Investments	4.86
99.18%

Atlas American Enterprise Bond Fund
	face amount	market value (note 1)
Mortgage-Backed Obligations - 15.21%
Government-Sponsored Enterprises - 15.21%
Fannie Mae,
4.50% due 06/01/18-02/01/19	$1,061,843	$1,057,778
5.00% due 11/01/17-02/01/19	1,879,589	1,902,479
5.50% due 10/01/16-11/01/17	437,380	449,305
6.00% due 09/01/32-11/01/32	110,104	112,954
6.50% due 08/01/32	103,526	107,386
Freddie Mac,
5.00% due 08/01/18-02/01/20	2,387,871	2,416,162
5.50% due 02/01/17-10/01/34	2,003,887	2,046,132
6.50% due 02/01/33	109,904	113,946
Total Mortgage-Backed Obligations (cost: $8,230,758)		8,206,142

The accompanying notes are an integral part of these financial statements.

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 17.13%
Fannie Mae,
3.10% due 07/28/08	$400,000	$386,810
3.375% due 11/09/07	500,000	494,617
3.875% due 02/01/08	1,000,000	996,405
4.20% due 03/24/08	925,000	927,109
5.25% due 04/15/07	500,000	512,257
6.00% due 12/15/05	750,000	758,071
Federal Home Loan Bank, 3.875% due 01/12/09	1,200,000	1,189,604
Freddie Mac,
4.00% due 09/22/09	1,500,000	1,486,823
4.125% due 09/01/09	750,000	746,603
4.625% due 07/18/07	300,000	300,173
4.875% due 03/15/07	725,000	738,194
5.00% due 11/13/14	700,000	707,598
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $9,276,377)		9,244,264
U.S. Government Obligations - 14.46%
U.S. Treasury Note,
3.375% due 02/15/08	2,500,000	2,481,835
3.50% due 11/15/06	1,000,000	998,867
3.625% due 07/15/09	1,000,000	996,680
4.00% due 03/15/10	500,000	505,449
4.625% due 05/15/06	750,000	757,031
4.75% due 11/15/08	2,000,000	2,066,250
Total U.S. Government Obligations (cost: $7,809,440)		7,806,112
Corporate Bonds and Notes - 39.09%
Apparel - .91%
Gap, Inc. (The), 6.90% Unsec. Nts., due 09/15/07	470,000	492,992
Auto Manufacturers - 2.73%
DaimlerChrysler North America Holding Corp., 7.20% Unsec. Nts., due 09/01/09	750,000	816,391
Ford Motor Credit Co., 6.875% Unsec. Nts., due 02/01/06	650,000	656,497
Auto Parts & Equipment - 1.25%
Lear Corp., 8.11% Sr. Unsec. Nts., due 05/15/09	650,000	672,126
Banks - 1.04%
US Bancorp, 5.10% Sr. Nts., Series N, due 07/15/07	550,000	560,844
Beverages - 2.42%
Coca-Cola Enterprises, Inc., 5.75% Unsec. Nts., due 11/01/08	750,000	786,226
PepsiCo, Inc., 3.20% Nts., due 05/15/07	525,000	518,181
Chemicals - 1.04%
Chevron Phillips Chemical Co. LLC, 5.375% Sr. Unsec. Nts., due 06/15/07	550,000	560,613
Computers - 1.00%
Hewlett-Packard Co., 5.50% Nts., due 07/01/07	525,000	537,973
Diversified Financial Services - 10.71%
CIT Group, Inc., 5.75% Sr. Nts., due 09/25/07	600,000	618,788
Countrywide Home Loans, Inc., 5.50% Medium-Term Nts., Series K, due 02/01/07	700,000	713,689

Atlas American Enterprise Bond Fund	(continued)
	face amount	market value (note 1)
General Electric Capital Corp., 4.625% Nts., Series A, due 09/15/09	$750,000	$762,835
General Motors Acceptance Corp., 7.50% Nts., due 07/15/05	400,000	400,173
Goldman Sachs Group, Inc., 7.35% Nts., Series B, due 10/01/09	500,000	556,794
Household Finance Corp., 7.875% Sr. Unsec. Nts., due 03/01/07	525,000	555,912
International Lease Finance Corp., 5.75% Unsec. Nts., due 10/15/06	525,000	535,159
Merrill Lynch & Co., 4.00% Nts., Series B, due 11/15/07	525,000	524,095
Morgan Stanley Group, Inc., 3.625% Sr. Unsec. Nts., due 04/01/08	650,000	639,923
National Rural Utilities Cooperative Finance Corp., 5.75% Unsec. Nts., due 08/28/09	450,000	475,021
Food - 1.03%
Kraft Foods, Inc., 4.625% Nts., due 11/01/06	550,000	553,590
Health Care - Services - 1.38%
UnitedHealth Group, Inc., 4.125% Nts., due 08/15/09	750,000	746,472
Insurance - 1.97%
Berkshire Hathaway Finance Corp., 4.20% Nts., due 12/15/10	500,000	496,447
MGIC Investment Corp., 6.00% Sr. Unsec. Nts., due 03/15/07	550,000	566,477
Media - 1.58%
Comcast Cable Communication Holdings, 8.375% Unsec. Nts., due 03/15/13	700,000	853,546
Oil & Gas - 2.52%
Conoco, Inc., 6.35% Nts., due 04/15/09	750,000	808,632
Occidental Petroleum Corp., 7.375% Sr. Unsec. Nts., due 11/15/08	500,000	549,974
Retail - 4.61%
Costco Wholesale Corp., 5.50% Sr. Unsec. Nts., due 03/15/07	410,000	418,882
Target Corp., 5.375% Unsec. Nts., due 06/15/09	700,000	731,647
Tricon Global Restaurants, Inc., 7.65% Sr. Nts., due 05/15/08	700,000	760,374
Wal-Mart Stores, Inc., 6.875% Sr. Unsec. Nts., due 08/10/09	525,000	578,570
Software - .98%
First Data Corp., 4.70% Nts., due 08/01/13	525,000	529,361
Telecommunications - 3.92%
Motorola, Inc., 8.00% Sr. Unsec. Nts., due 11/01/11	525,000	618,911
Sprint Capital Corp., 6.125% Sr. Unsec. Unsub. Nts., due 11/15/08	700,000	737,450
Verizon/New England, Inc., 6.50% Sr. Nts., due 09/15/11	700,000	761,311
Total Corporate Bonds and Notes (cost: $21,363,254)		21,095,876
Total Securities (cost: $46,679,829) - 85.89%		46,352,394
Other Assets and Liabilities, Net - 14.11%		7,614,761
Net Assets - 100.00%		$53,967,155

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas American Enterprise Bond Fund	(continued)

Investment Category	Percent Of Net Assets
Corporate Bonds and Notes	39.09%
Government-Sponsored Enterprises (Non-Mortgage-Backed)	17.13
Mortgage-Backed Obligations	15.21
U.S. Government Obligations	14.46
85.89%

Atlas California Municipal Bond Fund
	face amount	market value (note 1)
Fixed Rate Bonds and Notes - 90.50%
A B C, Unified School District, Capital Appropriation, FGIC Insured, Series B, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$884,860
Alameda Corridor Transportation Authority Revenue, AMBAC Insured, 5.25% due 10/01/21	3,000,000	2,257,590
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,152,160
Anaheim Union High School District, Series A, FSA Insured, 5.375% due 08/01/20	1,000,000	1,133,980
Association of Bay Area Governments, Financing Authority For Nonprofit Corps., Schools of Sacred Heart, Series A,
6.15% due 06/01/15	1,000,000	1,093,780
6.45% due 06/01/30	2,600,000	2,798,172
Bay Area Toll Authority, San Francisco Bay Area, Series D, 5.00% due 04/01/16	1,000,000	1,081,280
Belmont-Redwood Shores, School District, FSA Insured, 5.25% due 09/01/21	1,040,000	1,158,726
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,168,070
5.50% due 05/01/18	990,000	1,162,963
5.50% due 05/01/20	765,000	903,756
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B, MBIA Insured, 5.25% due 07/01/19	1,000,000	1,113,110
Capistrano, Unified School District, School Facilities Improvement District No. 1, Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,351,785
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities, Series A, AMBAC Insured, 5.00% due 10/01/22	3,250,000	3,387,182
Chaffey Community College District, Series A, FSA Insured, 5.25% due 07/01/17	1,605,000	1,785,402
Commonwealth, Public Improvement
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,162,530
Series C, 6.00% due 07/01/13	2,000,000	2,151,400
Department of Water Resources, Power Supply Revenue Series A, 5.375% due 05/01/22	5,745,000	6,274,919
East Bay Municipal Utility District, Water System Revenue, MBIA Insured, 5.00% due 06/01/26	3,000,000	3,148,590

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
El Monte, City School District, Election of 1999, Series C, FGIC Insured, 5.25% due 05/01/29	$3,980,000	$4,343,931
Electric Power Authority, Power Revenue Series Z, 5.25% due 07/01/21	2,000,000	2,000,160
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District 1, AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,966,770
Foothill/Eastern Corridor Agency, Toll Road Revenue 5.75% due 01/15/40	7,345,000	7,549,999
Foothill/Eastern Corridor Agency, Toll Road Revenue,
MBIA Insured, 0.00% due 01/15/20 (d)	3,000,000	2,724,090
MBIA Insured, 0.00% due 01/15/23 (d)	3,000,000	2,692,770
Fresno, Unified School District, Series B, MBIA Insured, 5.00% due 02/01/17	1,000,000	1,114,570
Infrastructure Financing Authority Series A, 5.50% due 10/01/32	1,000,000	1,107,040
Jurupa, Unified School District, FGIC Insured, 5.50% due 08/01/15	1,125,000	1,262,362
Kern High School District Refunding, Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,426,764
LA Quinta, Redevelopment Agency, Tax Allocation, Project Area #1, AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,070,490
Lodi, Unified School District, MBIA Insured,
5.00% due 08/01/19	2,990,000	3,255,602
5.00% due 08/01/22	4,195,000	4,496,956
Long Beach Harbor Revenue, Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,295,020
Long Beach, Bond Finance Authority Revenue, Housing & Gas Utilities Redevelopment, Series A-1, AMBAC Insured, 5.00% due 08/01/30	4,000,000	4,230,400
Long Beach, Unified School District, Election 1999, Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,391,958
Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	1,385,000	1,489,387
Los Angeles, COP, Sonnenblick Del Rio, AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,291,600
Los Angeles, Department of Airports, Airport Revenue, Los Angeles International Airport, Series B, 5.00% due 05/15/08	1,000,000	1,060,190
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,784,180
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,653,450
Series C, 5.25% due 07/01/18	2,350,000	2,624,832
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,782,275
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	135,000	170,892

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Los Angeles, Unified School District, Series A, MBIA Insured, 5.375% due 07/01/18	$1,000,000	$1,123,950
Los Banos, Unified School District, Election of 1995, FGIC Insured, 5.00% due 08/01/25	1,005,000	1,069,571
Manhattan Beach, Unified School District, Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,707,666
Marina, Election of 2002, AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,117,180
Maritime Infrastructure Authority, Airport Revenue, San Diego University, Port District Airport, AMBAC Insured, AMT, 5.00% due 11/01/20	9,000,000	9,158,130
Metropolitan Water District of Southern California Waterworks Revenue,
Series A, 5.00% due 03/01/13	2,000,000	2,222,900
Series B-3, 5.00% due 10/01/29	2,500,000	2,679,600
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	2,021,460
Modesto High School District, Stanislaus County, Capital Appropriation, Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,509,320
Modesto Irrigation District COP, Refunding and Capital Improvement, Series B, 5.30% due 07/01/22	2,775,000	2,777,276
Mt. Diablo, Unified School District, FSA Insured, 5.00% due 08/01/24	1,000,000	1,066,200
Napa Valley, Community College District, Election of 2002, Series B, MBIA Insured, 5.00% due 08/01/23	1,500,000	1,620,855
Natomas, Unified School District, 1999 Refunding, MBIA Insured, 5.95% due 09/01/21	1,000,000	1,216,080
North Orange County, Community College District, Election of 2002, Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,117,260
Northern California Power Agency Public Power Revenue Refunding, Hydroelectric Project 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	69,260
Oakland State Building Authority Lease Revenue, Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	2,330,000	2,443,890
Oakland, Unified School District, Alameda County, FGIC Insured, 5.25% due 08/01/20	3,000,000	3,281,550
Pacifica, COP, Street Improvement Project, AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,231,290
Palo Alto, Unified School District, Series B, 5.375% due 08/01/18	1,250,000	1,311,700
Pasadena, Electric Revenue, MBIA Insured, 5.00% due 06/01/19	4,625,000	5,032,231
Pomona, Unified School District, Series C, FGIC Insured, 6.00% due 08/01/25	500,000	546,775
Puerto Rico Commonwealth, Public Improvement, Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,362,631

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Series A, MBIA Insured, 5.50% due 07/01/13	$1,000,000	$1,152,110
Series A, MBIA Insured, 5.00% due 07/01/30	1,200,000	1,286,280
Unrefunded, FSA Insured, 5.125% due 07/01/30 5.00% due 07/01/27	770,000 1,000,000	823,446 1,073,340
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,240,840
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,170,330
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,153,080
Puerto Rico, Highway and Transportation Authority, Transportation Revenue, Series A, 5.00% due 07/01/38	3,500,000	3,597,125
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,694,383
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	1,009,847
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,285,536
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,891,529
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,364,110
Unrefunded, Series E, 5.50% due 08/01/29	570,000	614,266
Riverside, Community College District, Series A, MBIA Insured, 5.50% due 08/01/29	2,000,000	2,334,900
Rowland, Unified School District, Election of 2000, Series B, MBIA Insured, 5.25% due 08/01/23	2,115,000	2,354,397
Sacramento Municipal Utility Distict, Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,819,436
Sacramento Sanitation District Financing Authority Revenue, AMBAC Insured, 5.00% due 12/01/27	1,250,000	1,319,313
Sacramento, Unified School District, Election of 2002, MBIA Insured, 5.00% due 07/01/30	5,000,000	5,383,250
Salinas, Unified High School District, Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,172,062
San Bernardino County, COP, Medical Center Financing Project, MBIA Insured, 5.00% due 08/01/28	3,500,000	3,628,520
San Diego, COP, 5.25% due 10/01/28	1,000,000	1,056,590
San Diego, COP, Edgemoor Project & Regulation System, 5.00% due 02/01/29	1,530,000	1,628,211
San Diego, Public Safety Communication Project, 6.50% due 07/15/09	1,525,000	1,728,389

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
San Diego, Unified School District, Election of 1998, Series D, FGIC Insured,
5.25% due 07/01/19	$2,000,000	$2,251,300
5.25% due 07/01/25	3,670,000	4,131,136
San Francisco City and County Airport Commission, International Airport Revenue, Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	3,000,000	3,173,280
San Francisco City and County, COP, San Bruno Jail #3, AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,295,960
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,070,820
7.50% due 01/01/09	1,000,000	1,134,110
San Jose Library, Parks and Public Safety Projects, 5.00% due 09/01/21	3,830,000	4,108,403
San Jose Redevelopment Agency Tax Allocation, Merged Area Redevelopment Project Refunding, MBIA Insured, 5.00% due 08/01/20	855,000	864,114
San Jose, Unified School District, Santa Clara County, Series A, FSA Insured,
5.00% due 08/01/21	1,745,000	1,870,605
5.00% due 08/01/22	3,700,000	3,966,326
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects, Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,269,753
San Ramon Valley, Unified School District, Election of 2002, FSA Insured, 5.25% due 08/01/20	1,000,000	1,110,500
Sanger, Unified School District, MBIA Insured, 5.60% due 08/01/23	2,530,000	3,029,296
Santa Ana, Unified School District, MBIA Insured, 5.375% due 08/01/19	1,065,000	1,185,292
Santa Barbara, Revenue COP, Retirement Services, 5.75% due 08/01/20	2,000,000	2,086,000
Santa Clara Valley Transportation Authority, Sales Tax Revenue, MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,164,640
Santa Clara, Unified School District, Election of 1997, MBIA Insured, 5.00% due 07/01/21	1,795,000	1,922,930
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A, Series B, MBIA Insured,
7.25% due 08/01/07	500,000	545,065
7.25% due 08/01/13	2,000,000	2,525,280
South Whittier, Elementary School District, Capital Appropriation, Series A, FGIC Insured,
Zero Coupon due 08/01/13	500,000	370,460
Zero Coupon due 08/01/14	250,000	176,115
Southwestern Community College, MBIA Insured, 5.00% due 08/01/25	1,220,000	1,330,361
State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,126,920

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Department of Water Resources, Power Supply Revenue, Central Valley Project,
Series AC, MBIA Insured, 5.00% due 12/01/27	$1,000,000	$1,074,560
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,119,240
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	2,118,980
Dominican University, 5.75% due 12/01/30	1,000,000	1,048,400
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	739,543
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,267,026
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,162,720
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,204,875
Scripps College, 5.00% due 08/01/31	500,000	520,180
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,147,900
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,878,715
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,778,868
State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	3,055,260
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	538,355
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/23	2,000,000	2,096,060
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,056,870
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,390,236
Series K, MBIA Insured, 6.15% due 08/01/16	1,580,000	1,636,848
Series L, MBIA Insured, AMT, 5.55% due 08/01/05	300,000	300,477
State Infrastructure & Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,339,330
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,119,640
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,757,075
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,655,675
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,151,620
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
AMT, 4.10% due 09/01/14	1,000,000	1,006,660
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,084,360

The accompanying notes are an integral part of these financial statements.

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Pollution Control Financing Authority, Pollution Control Revenue, Southern California Edison Co., 2.00% due 03/01/08	$2,000,000	$1,982,840
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.,
Series B, AMT, 5.00% due 07/01/27	3,000,000	3,000,000
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,024,320
State Public Works Board, Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,103,290
State Public Works Board, Lease Revenue, Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,116,540
State Public Works Board, Lease Revenue, Department of General Services, Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,608,728
State Public Works Board, Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,877,310
State Public Works Board, Lease Revenue, University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,571,080
State Public Works Board, Lease Revenue, Various University of California Projects, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,561,199
State Rural Home Mortgage Finance Authority, Single Family Revenue Refunding, Series C, AMT, 7.50% due 08/01/27	30,000	30,642
State, General Obligation, Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,010,620
5.00% due 02/01/12	1,650,000	1,806,090
5.00% due 02/01/17	500,000	541,780
5.00% due 07/01/17	5,000,000	5,405,700
5.00% due 05/01/19	10,000,000	10,882,500
5.625% due 05/01/19	400,000	441,816
5.50% due 06/01/20	2,765,000	3,019,104
5.50% due 09/01/24	1,000,000	1,107,620
5.50% due 06/01/25	1,590,000	1,736,121
5.25% due 02/01/28	6,000,000	6,508,620
5.00% due 02/01/32	2,500,000	2,625,175
2.50% due 05/01/33	3,000,000	2,993,250
5.50% due 11/01/33	4,600,000	5,126,240
5.25% due 04/01/34	2,000,000	2,156,600
Statewide Communities Development Authority Revenue, Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,122,240
Statewide Communities Development Authority Revenue, Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,124,410
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,193,140
COP, 6.00% due 08/01/28	2,000,000	2,098,420
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,980,000

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Memorial Health Services, Series A, 5.50% due 10/01/33	$2,000,000	$2,112,100
Statewide Communities Development Authority, Multi-Family Revenue, Residential-B, 5.20% due 12/01/29	2,500,000	2,651,525
Torrance, COP, AMBAC Insured, 5.25% due 06/01/34	3,690,000	4,009,960
Torrance, COP, Refinancing & Public Improvement Project, Series A, 5.00% due 06/01/34	1,310,000	1,388,246
Turlock Irrigation District Revenue Refunding, Series A, MBIA Insured, 6.00% due 01/01/10	500,000	562,965
University of California Revenue, Systemwise, Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,154,460
University of California Revenue, UCLA Medical Center, 5.25% due 05/15/30	1,250,000	1,347,875
University of California, Multi-Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,842,342
University of Puerto Rico University System Revenue Bonds, COP, Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,011,790
Upland, COP, San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,752,412
Upland, Unified School District, Capital Appropriation, Election of 2000, FSA Insured, 5.125% due 08/01/25	1,000,000	1,088,980
Val Verde, Unified School District, COP, FGIC Insured, 5.25% due 01/01/25	1,000,000	1,093,050
Vallejo Unified School District, Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,199,250
West Contra Costa Healthcare District, COP, AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,326,640
Westside Unified School District Refunding, Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	358,656
Total Fixed Rate Bonds and Notes (cost: $382,591,603)		407,037,793
Variable Rate Demand Notes * - 9.92%
Bay Area Toll Authority, Toll Bridge Revenue, Series A, 2.49% due 04/01/36	5,000,000	5,000,000
Irvine, Improvement Board Act of 1915, Assessment District 97-16, 2.20% due 09/02/22	200,000	200,000
Assessment District 97-17, 2.20% due 09/02/23	2,500,000	2,500,000
Kern, Community College, 2.82% due 03/01/34	6,125,000	6,125,000
Orange County, Airport Development Revenue, Capistrano Pointe, Series A, 2.20% due 12/01/29	1,000,000	1,000,000
Pittsburg Redevelopment Agency, Los Medanos Community, 2.25% due 09/01/35	1,400,000	1,400,000

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas California Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Corp., Series C 2.25% due 11/01/26	$5,500,000	$5,500,000
Riverside County, Housing Authority, Multi-Family Housing Mortgage Revenue, Mountain View Apartments, Series A, 2.51% due 08/01/25	1,075,000	1,075,000
San Francisco, City & County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project, Series A-1, 2.30% due 12/01/17	1,000,000	1,000,000
Southern California Public Power Authority, Transmission Project Revenue Refunding, Southern Transmission, Series A, 2.20% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources, Power Supply Revenue,
Series B-5, 2.15% due 05/01/22	900,000	900,000
Series B-6, 2.30% due 05/01/22	400,000	400,000
State Economic Recovery, Series C-6, 2.15% due 07/01/23	5,400,000	5,400,000
State, General Obligation, 2.20% due 05/01/34	3,510,000	3,510,000
State, General Obligation, Kindergarten University,
Series A, 2.20% due 05/01/34	6,200,000	6,200,000
Series B-2, 2.15% due 05/01/34	800,000	800,000
Statewide Communities Development Authority, Pollution Control Revenue, Chevron USA, Inc. Project, 2.18% due 05/15/24	1,600,000	1,600,000
Tahoe Forest Hospital District 2.25% due 07/01/33	200,000	200,000
Total Variable Rate Demand Notes * (cost: $44,610,000)		44,610,000
Total Securities (cost: $427,201,603) - 100.42%		451,647,793
Other Assets and Liabilities, Net - (.42)%		(1,898,107)
Net Assets - 100.00%		$449,749,686

S&P Credit Rating	Percent Of Net Assets
AAA	64.87%
AA	7.26
A	19.76
BBB	8.07
BB	0.46
100.42%

Atlas National Municipal Bond Fund
	face amount	market value (note 1)
Fixed Rate Bonds and Notes - 90.71%
Alabama - 2.19%
Jefferson County, Limited Obligation Reserve Bond Warrants, Series A, 5.00% due 01/01/24	$1,000,000	$1,053,780

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
State Docks Department, Docks Facilities Revenue, MBIA Insured, AMT, 6.10% due 10/01/13	$1,000,000	$1,054,720
Tallassee, Industrial Development Board Revenue Refunding, Dow United Technologies Corp., Series B, 6.10% due 08/01/14	1,000,000	1,055,850
Alaska - 1.92%
Anchorage, Electric Utility Revenue Refunding, Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,212,161
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,043,790
Series B, 4.75% due 10/01/30	500,000	509,490
Arizona - 4.24%
Maricopa County, Unified School District 69, Paradise Valley Refunding, MBIA Insured, 6.35% due 07/01/10	600,000	689,904
Phoenix, Civic Improvement Corp., Water System Revenue, FGIC Insured, 5.25% due 07/01/18	1,000,000	1,148,800
Pinal County, Unified School District 43, Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	484,385
Salt River Project, Agricultural Improvement and Power District, Series A, 5.00% due 01/01/22	1,150,000	1,236,491
Tucson, Water Revenue, FGIC Insured, 5.50% due 07/01/17	2,250,000	2,553,592
California - 9.83%
A B C California, Unified School District, Capital Appropriation, Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	721,277
Agua Caliente Band Cahuilla Indians, California Revenue, 6.00% due 07/01/18	1,000,000	1,057,190
Department of Water Resources, Power Supply Revenue, 5.375% due 05/01/22	1,000,000	1,092,240
Educational Facilities Authority Revenue Refunding, Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,121,300
El Paso County School District No. 20, FGIC Insured, 5.50% due 12/15/23	1,000,000	1,135,130
Foothill/Eastern Corridor Agency, Toll Road Revenue, 5.75% due 01/15/40	2,000,000	2,055,820
General Obligation,
5.00% due 07/01/17	1,500,000	1,621,710
5.00% due 10/01/22	700,000	739,137
5.00% due 02/01/32	500,000	525,035
5.50% due 11/01/33	1,200,000	1,337,280
Kern, High School District, Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	629,546
Statewide Communities Development Authority, Daughters of Charity Health System, 5.25% due 07/01/25	1,000,000	1,068,600
University of California Revenue, Multiple Purpose Projects, Series M, FGIC Insured, 5.125% due 09/01/22	1,000,000	1,073,960

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Colorado - 16.91%
Boulder County, Development Revenue, University Corp. for Atmospheric Research, MBIA Insured, 5.00% due 09/01/27	$1,880,000	$1,985,280
Castle Rock, Golf Enterprise Revenue, 5.10% due 12/01/22	1,000,000	1,029,960
Colorado Springs, College, 5.00% due 06/01/23	1,085,000	1,164,813
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement, Series A, 5.00% due 11/15/33	1,000,000	1,056,670
Denver, City and County Airport Revenue, Series B, 5.00% due 11/15/33	1,000,000	1,055,220
Department of Transportation, Revenue Anticipation Notes, Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,099,210
Educational & Cultural Facilities Authority Revenue, Nashville Public Radio, 5.50% due 04/01/11	410,000	442,718
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,074,410
Regis University Project, 5.00% due 06/01/24	1,695,000	1,764,224
Health Facilities Authority, Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,363,050
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,899,316
Housing Finance Authority, Single Family Program, Senior Series, AMT, 7.40% due 11/01/27	60,000	60,674
Jefferson County, School District, No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,114,640
Larimer County, School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,149,420
Public Highway Authority, E-470, Capital Appropriation, Senior Series B, MBIA Insured, Zero Coupon due 09/01/21	2,000,000	977,020
Public Highway Authority, E-470, Colorado Revenue, MBIA Insured, 0.00% due 09/01/17 (d)	1,900,000	1,547,778
Regional Transportation District, Sales Tax Revenue, Series A, 5.00% due 11/01/20	1,000,000	1,095,460
South Suburban Parks & Recreation District Revenue, AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,370,600
University of Colorado Enterprise System Revenue, FGIC Insured, 5.00% due 06/01/33	1,000,000	1,070,190
University of Colorado, COP, Master Lease Purchase Agreement, Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,055,460
Connecticut - 2.78%
General Obligation, 5.25% due 06/01/18	1,000,000	1,153,560
State Health & Educational Facilities Authority Revenue, 5.125% due 07/01/27	2,700,000	2,856,870

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Florida - 7.53%
Broward County, Resource Recovery Revenue, Wheelabrator South Broward Project, Series A, 4.50% due 06/01/11	$400,000	$416,880
Broward County, School Board, COP, Series A, 5.00% due 07/01/30	1,000,000	1,066,480
Collier County, School Board, COP, FSA Insured, 5.25% due 02/15/21	1,000,000	1,146,660
Department of Transportation, Infrastructure Bank Revenue, Series A, 5.00% due 07/01/21	750,000	808,762
Escambia, Health Facilities Authority Revenue, Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,101,460
Hillsborough County, Aviation Authority Revenue, Tampa International Airport, Series B, AMBAC Insured, 5.00% due 10/01/23	1,000,000	1,075,520
Lee County, Airport Revenue, Series A, FSA Insured, AMT, 5.875% due 10/01/19	2,000,000	2,207,180
Miami-Dade County, Special Obligation, Capital Appreciation and Income, Series B, 4.58% due 10/01/35	1,000,000	868,220
Palm Beach County, Public Improvement Revenue, Biomedical Research, Series A, AMBAC Insured, 5.00% due 06/01/25	1,000,000	1,075,250
Sarasota County Solid Waste Systems Revenue, MBIA Insured, 5.00% due 10/01/21(n)	1,000,000	1,087,760
Georgia - 1.74%
Augusta, Water & Sewer Revenue, FSA Insured, 5.25% due 10/01/39	1,000,000	1,088,950
Burke County, Development Authority Pollution Control Revenue, Georgia Power Co., 4.75% due 05/01/34	315,000	317,281
Chatham County, Hospital Authority Revenue, Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,098,390
Illinois - 4.57%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, 7.25% due 12/01/12	1,500,000	1,877,745
Cook County, MBIA Insured, 7.25% due 11/01/07	620,000	652,029
Finance Authority, Gas Supply Revenue, People's Gas, Light & Coke Co., Series A, AMBAC Insured, 4.30% due 06/01/35	500,000	508,980
General Obligation, FSA Insured, 5.375% due 05/01/13	2,000,000	2,231,280
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, Zero Coupon due 06/15/29	4,000,000	1,323,520
Louisiana - .97%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue, McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,398,535

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Maryland - .74%
Health & Higher Educational Facilities Authority Revenue, John Hopkins University, Series A, 5.00% due 07/01/33 (n)	$1,000,000	$1,064,090
Massachusetts - 1.18%
Development Finance Agency Revenue, Boston University, Series T-1, 5.00% due 10/01/35	1,000,000	1,070,330
Housing Finance Agency, Series F, MBIA Insured, AMT, 5.125% due 12/01/34	100,000	102,514
Industrial Finance Agency Revenue, 5.65% due 10/01/18	500,000	528,520
Michigan - .79%
Detroit School District, School Building & Site Improvement, Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,131,590
Minnesota - .91%
Chaska, Electric Revenue, Generating Facilities, Series A, 5.25% due 10/01/20	1,200,000	1,317,660
Mississippi - .99%
Higher Education Assistance Corp., Student Loan Revenue, Series C, AMT, 6.05% due 09/01/07	135,000	135,217
Hospital Equipment & Facilities Authority Revenue, Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	1,000,000	1,040,980
Jones County, Hospital Revenue, South Central Regional Medical Center, 5.50% due 12/01/17	250,000	253,605
Missouri - .76%
Curators University, System Facility Revenue, Series A, 5.00% due 11/01/21	1,000,000	1,090,970
Nevada - .05%
Housing Division, Single Family Mortgage, Series C, AMT, 6.60% due 04/01/14	65,000	65,491
New Hampshire - .98%
Business Financing Authority, Pollution Control Revenue, Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,410,019
New Jersey - 1.60%
Garden State, Preservation Trust of New Jersey, Open Space & Farmland 2005, Series A,
5.80% due 11/01/19 (n)	1,000,000	1,162,960
5.80% due 11/01/23 (n)	1,000,000	1,142,100
New York - 8.28%
Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	217,177
Unrefunded, 5.00% due 04/01/17	795,000	830,298
Long Island Power Authority, Electric System Revenue, 5.00% due 06/01/08	1,500,000	1,583,955
Metropolitan Transportation Authority, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,174,090
Series A, 5.125% due 01/01/29	1,000,000	1,063,030
Metropolitan Transportation Authority, Transportation Facilities Revenue, Series 8, 5.375% due 07/01/21	1,000,000	1,142,630

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
New York City, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	$240,000	$257,131
Series F, 6.00% due 08/01/11	500,000	523,525
Series I, 5.875% due 03/15/14	500,000	519,095
Unrefunded, Series L, 5.75% due 08/01/12	260,000	276,370
New York City, Municipal Water Finance Authority, Water & Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	716,013
Series D, 5.00% due 06/15/39	1,000,000	1,070,090
Unrefunded, Series B, 6.00% due 06/15/33	375,000	428,100
New York City, Transitional Financing Authority Revenue, Future Tax Secured, Series B, 5.00% due 05/01/30	1,000,000	1,057,770
Sales Tax Asset Receivable Corporation, Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,075,300
North Carolina - 3.32%
Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,073,620
Series D, 5.125% due 01/01/23	500,000	518,745
Facilities Financing Agency Revenue, Duke University Project, Series A, 5.125% due 07/01/42	2,000,000	2,113,740
Municipal Power Agency, Series B, 6.375% due 01/01/08	1,000,000	1,077,030
Ohio - 3.50%
Cuyahoga, Refunding Revenue Bonds, Series A, 5.50% due 01/01/29	1,000,000	1,077,720
Lakota, Local School District, AMBAC Insured, 7.00% due 12/01/09	1,740,000	2,016,869
Steubenville, Hospital Revenue, Facilities Refunding and Improvement, Trinity Health System, 6.50% due 10/01/30	1,750,000	1,951,775
Pennsylvania - 1.11%
Lehigh County, Industrial Development Authority, Polution Control Revenue, PPL Electric Utilities Corp., 4.75% due 02/15/27	500,000	516,760
Monroe County, Hospital Authority Revenue, Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,081,520
Puerto Rico - 5.02%
Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,368,920
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	581,265
Series C, 6.00% due 07/01/13	1,000,000	1,075,700
Electric Power Authority, Power Revenue, Series Z, 5.25% due 07/01/21	1,000,000	1,000,080
Infrastructure Financing Authority, Series A, 5.50% due 10/01/32	1,000,000	1,107,040

The accompanying notes are an integral part of these financial statements.

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	$730,000	$811,607
Unrefunded, Series D, 5.25% due 07/01/27	270,000	287,045
Rhode Island - 1.09%
Health & Educational Building Corp. Revenue, Higher Education Facility, Salve Regina University, 5.125% due 03/15/32	1,500,000	1,571,715
Texas - 1.11%
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement, Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,603,110
Virginia - 5.03%
Charles City County, Industrial Development Authority, Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	1,034,100
Chesterfield County, Industrial Development Authority, Pollution Control Revenue, Virginia Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,652,430
University of Virginia, University Revenue, 5.00% due 06/01/37 (n)	2,000,000	2,147,620
Upper Occoquan, Sewage Authority, Regulated Sewer Revenue, FSA Insured, 5.00% due 07/01/25 (n)	1,000,000	1,078,350
Virginia College, Educational Facilities Revenue, Hampton University Project, 5.00% due 04/01/18	1,300,000	1,345,838
Washington - 1.11%
Port of Seattle, Revenue, Series B, MBIA Insured, AMT, 5.625% due 02/01/24	1,000,000	1,083,170
Public Power Supply, Series A,
Prerefunded, 7.25% due 07/01/06	470,000	491,592
Unrefunded, 7.25% due 07/01/06	30,000	31,316
Wisconsin - .46%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources, Series E, FGIC Insured, 6.90% due 08/01/21	500,000	666,085
Total Fixed Rate Bonds and Notes (cost: $123,062,801)		130,773,995
Variable Rate Demand Notes * - 11.90%
Alaska - .27%
Anchorage, Higher Education Revenue, Alaska Pacific University, 2.33% due 07/01/17	390,000	390,000
California - .62%
Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Corp., Series C, 2.25% due 11/01/26	900,000	900,000
Florida - .07%
Miami, Health Facilities Authority, Health Facilities Revenue, Mercy Hospital Project, 2.28% due 08/01/20	100,000	100,000

Atlas National Municipal Bond Fund	(continued)
	face amount	market value (note 1)
Georgia - .69%
Gainesville & Hall County, Development Authority Revenue, Senior Living Facilities, Lanier Village Estates,
Series A, 2.33% due 11/15/10	$100,000	$100,000
Series C, 2.33% due 11/15/30	900,000	900,000
Iowa - .28%
Finance Authority Revenue, Wheaton Franciscan, Series A, MBIA Insured, 2.26% due 08/15/12	400,000	400,000
Kentucky - .83%
Economic Development Finance Authority, Hopital Facilites Revenue, Baptist Healthcare System, Series C, 2.30% due 08/15/31	1,200,000	1,200,000
Massachusetts - 1.04%
General Obligation, Central Artery, Series A, 2.31% due 12/01/30	1,500,000	1,500,000
Minnesota - .14%
Brooklyn Center, Revenue, Brookdale Corp. II Project, 2.35% due 12/01/14	200,000	200,000
Mississippi - .42%
Jackson County, Port Facility Revenue, Chevron USA, Inc., 2.30% due 06/01/23	600,000	600,000
Nebraska - .22%
Sarpy County Health Facilities Revenue, Immanuel Retirement Communities, Series B, 2.32% due 07/01/30	325,000	325,000
Ohio - 3.47%
Franklin County, Hospital Revenue, Marion General Hospital, Inc., 2.65% due 11/15/31	5,000,000	5,000,000
Oklahoma - .88%
Tulsa County, Industrial Authority Revenue, Montercau, Series A, 2.30% due 07/01/32	1,275,000	1,275,000
Tennessee - .42%
Signal Mountain, Health Educational & Housing Facility Board Revenue, Alexian Village, 2.47% due 01/01/28	600,000	600,000
Texas - 2.41%
Harris County, Health Facilities Development Corp., Hospital Revenue, Texas Children's Hospital, Series B-1, 2.32% due 10/01/29	2,075,000	2,075,000
North Central, Health Facility Development Corp., Revenue, Methodist Hospital of Dallas, Series B, 2.30% due 10/01/15	600,000	600,000
Southwest Higher Education Authority, Inc., Southern Methodist University, 2.30% due 07/01/15	800,000	800,000
Washington - .14%
Housing Finance Commission, Nonprofit Housing Revenue, Golden Sands, 2.59% due 07/01/29	200,000	200,000
Total Variable Rate Demand Notes * (cost: $17,165,000)		17,165,000
Total Securities (cost: $140,227,801) - 102.61%		147,938,995
Other Assets and Liabilities, Net - (2.61)%		(3,766,606)
Net Assets - 100.00%		$144,172,389

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas National Municipal Bond Fund	(continued)

S&P Credit Rating	Percent Of Net Assets
AAA	61.18%
AA	14.96
A	17.16
BBB	9.31
102.61%

Atlas Strategic Income Fund
	face amount or units (i & j)	market value (note 1)
Asset-Backed Securities - 2.28%
Automobile - 1.60%
AESOP Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A, Cl. A2, 3.32% due 04/20/09 (a)(c)(f)	$70,000	$69,895
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2004-A, Cl. A2, 1.88% due 10/25/06	83,068	82,874
Series 2005-A, Cl. A2, 3.66% due 12/26/07	270,000	269,747
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	247,524
Series 2005-1, Cl. A2B, 3.73% due 07/16/07	140,000	139,986
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2002-A, Cl. A4, 4.24% due 09/15/08	38,769	38,844
Series 2005-A, Cl. A2, 3.72% due 12/15/07	230,000	229,862
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2001-D, Cl. A4, 3.78% due 02/06/07	33,311	33,312
Series 2002-A, Cl. A4, 4.49% due 10/06/08	69,244	69,395
Series 2004-B, Cl. A2, 2.48% due 02/08/07 (f)	62,374	62,216
Series 2004-C, Cl. A2, 2.62% due 06/08/07	308,198	306,952
Series 2005-A, Cl. A2, 3.17% due 09/08/07 (f)	310,000	309,128
Series 2005-B, Cl. A2, 3.75% due 12/08/07	240,000	239,736
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2004-A, Cl. A2, 2.13% due 10/15/06	222,748	221,992
Series 2005-A, Cl. A3, 3.48% due 11/15/08	190,000	188,761
Series 2005-B, Cl. A2, 3.78% due 09/15/07	240,000	239,804
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2003-4, Cl. A2, 1.58% due 07/17/06	28,790	28,767

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Series 2005-1, Cl. A2, 3.21% due 05/21/07 (f)	$120,000	$119,633
Honda Auto Receivables Owner Trust, Series 2005-3, Cl. A2, Series 2005-3, Cl. A2, 3.73% due 10/18/07	220,000	220,000
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2002-1, Cl. A3, 2.49% due 10/22/07	20,473	20,454
National City Auto Receivables Trust, Series 2004-A, Cl. A2, 1.50% due 02/15/07	51,488	51,383
Nissan Auto Lease Trust, Auto Lease Obligations, Series 2004-A, Cl. A2, 2.55% due 01/15/07	145,480	144,957
Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
Series 2002-A, Cl. A4, 4.28% due 10/16/06	17,674	17,679
Series 2004-A, Cl. A2, 1.40% due 07/17/06	62,595	62,440
Onyx Acceptance Grantor Trust, Series 2002-B, Cl. A4, 4.71% due 03/15/09	170,818	171,204
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations, Series 2002-B, Cl. A4, 4.39% due 05/15/09	292,836	293,279
USAA Auto Loan Grantor Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-1, Cl. A2, 1.43% due 09/15/06	79,628	79,529
Series 2004-2, Cl. A2, 2.41% due 02/15/07	144,527	144,081
Series 2004-3, Cl. A2, 2.79% due 06/15/07	160,000	159,428
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities, Series 2005-A, Cl. A2, 3.52% due 04/20/07	200,000	199,607
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables, Series 2004-A, Cl. A2, 2.47% due 01/22/07	190,942	190,226
Wachovia Auto Owner Trust, Automobile Receivables Nts., Series 2004-B, Cl. A2, 2.40% due 05/21/07	126,686	126,193
Whole Auto Loan Trust, Automobile Loan Receivables,
Series 2002-1, Cl. A3, 2.60% due 08/15/06	66,570	66,498
Series 2004-1, Cl. A2A, 2.59% due 05/15/07	183,941	183,053
Commercial MBS - .16%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl. 1A2, 2.427% due 06/25/19	140,000	139,231
Countrywide Asset-Backed Certificates, Series 2005-7, Cl. AF1B, 4.317% due 06/28/35 (c)	210,000	209,979
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	170,000	170,346
Diversified Financial Services - .07%
Crystal U.S. Holdings, Inc., Series B, Sr. Disc. Nts., 0%/10.50% due 10/01/14 (d)	190,000	132,050
WFS Financial Owner Trust, Series 2002-2, Cl. A4, 4.50% due 02/20/10 (e)	79,663	79,947

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Home Equity - .29%
Centex Home Equity, Home Equity Mtg. Obligations,
Series 2004-D, Cl. AF1, 2.98% due 04/25/20 (e)(f)	$75,647	$75,163
Series 2005-B, Cl. AF1, 4.05% due 03/25/35 (e)(f)	71,721	71,543
Series 2005-C, Cl. AF1, 4.196% due 06/25/35 (e)(f)	200,000	199,250
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity Mtg. Obligations, Series 2003-5, Cl. 1A2, 2.451% due 11/25/18	42,867	42,678
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg. Obligations, Series 2003-3, Cl. AF1, 3.434% due 08/25/33 (c)	9,982	9,982
Equity One ABS, Inc., Home Equity Mtg. Obligations, Series 2004-3, Cl. AF2, 3.799% due 07/25/34 (c)	40,000	39,684
Option One Mortgage Loan Trust, Series 2004-3, Cl. A2, 3.464% due 11/25/34 (c)(f)	33,530	33,533
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 12/25/34 (c)(f)	70,000	69,340
Series 2005-1, Cl. AF2, 3.914% due 05/25/35 (c)	50,000	49,563
Series 2005-2, Cl. AF2, 4.415% due 04/25/35 (c)(f)	80,000	80,029
Wells Fargo Home Equity, Home Equity Loan Asset-Backed Certificates, Series 2004-2, Cl. AI1B, 2.94% due 02/25/18 (c)	229,704	227,820
Other ABS - .16%
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series 2004-DFS, Cl. A2, 2.66% due 11/20/06 (a)(f)	180,000	178,962
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2001-A6, Cl. A6, 5.65% due 06/16/08	230,000	233,671
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations, Series 2000-A, Cl. B, 4.32% due 08/15/25 (a)(c)(f)(r)	455,016	3,413
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series 2003-3, Cl. A1, 1.50% due 01/15/08	71,292	71,054
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-1, Cl. D, 8.75% due 01/25/29 (f)	54,708	14,771
Total Asset-Backed Securities (cost: $7,680,265)		7,160,448
Mortgage-Backed Obligations - 16.27%
Commercial MBS - 2.05%
Banc of America Commercial Mortgage, Inc.,
Series 2004-E, Cl. 2A9, 3.712% due 06/25/34 (c)	108,080	108,012

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Series 2005-2, Cl. A4 4.783% due 07/10/43	$290,000	$294,399
Series 2005-3, Cl. A2 4.501% due 07/10/43	240,000	241,206
Banc of America Funding Corp., Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	272,486	276,124
Banc of America Mortgage Securities, Series 2005-E, Cl. 2A2 4.994% due 06/25/35 (c)	76,649	76,645
Bank of America Mtg. Securities, Collateralized Mtg. Obligations,
Series 2004-6, Cl. A3, 4.512% due 12/10/42	190,000	190,622
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	201,537	206,513
Series 2004-G, Cl. 2A1, 2.469% due 08/25/34 (c)	14,929	14,914
Bear Stearns Commercial Mtg. Securities, Inc., Collateralized Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945% due 02/11/41	90,000	92,462
Countrywide Alternative Loan Trust, Collateralized Mortgage Obligation Series 2005-J3, Cl. 3A1 6.50% due 09/25/34	134,307	138,181
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 2.598% due 10/25/34 (c)	149,232	149,294
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	493,346	503,829
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series 1997-CHL1, Cl. D, 7.695% due 04/29/39 (a)(c)(f)	99,954	100,844
First Union/Lehman Brothers/Bank of America, Commercial Mtg. Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56% due 11/18/35	149,337	157,294
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series 2005-C1, Cl. A3, 4.578% due 06/10/48	80,000	80,611
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	92,977	97,088
Series 2004-C3, Cl. A4, 4.547% due 12/10/41(c)	120,000	120,833
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates, Series 2005-GG3, Cl. A2, 4.305% due 08/10/42 (c)	170,000	169,949
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2004-C1, Cl. A1, 3.659% due 10/10/28	138,279	136,384

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations, Series 2004-12, Cl. 3A1, 4.593% due 12/25/34 (c)(f)	$200,752	$200,148
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Cl. A2 4.575% due 07/15/42	60,000	60,481
Master Alternative Loan Trust, Collateralized Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	316,793	323,262
Mirant Mid-Atlantic LLC, Mortgage Related Pass-Through Certificates, Sec. Nts., Series A, 8.625% due 06/30/12	131,721	136,990
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 7.376% due 02/15/28 (a)(c)	97,137	97,549
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	60,000	42,394
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 1998-D6, Cl. A1B, 6.59% due 03/15/30	170,000	180,434
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	217,328
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates, Series 1996-C1, Cl. F, 8.301% due 01/20/28 (c)(f)	250,000	205,000
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35 (e)	387,704	389,512
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations,
Series 2005-C16, Cl. A2, 4.38% due 10/15/41	260,000	260,707
Series 2005-C17, Cl. A2, 4.782% due 03/15/42	280,000	285,239
Washington Mutual, Inc., Series 2005-AR5, Cl. A1, 4.852% due 05/25/35 (c)	309,260	310,146
Wells Fargo, Mortgage Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.548% due 01/25/35 (c)	308,781	308,867
Series 2004-N, Cl. A10, 3.803% due 08/25/34 (c)(f)	195,139	195,244
Series 2004-W, Cl. A2, 4.641% due 11/25/34 (c)	93,790	93,567
Government-Sponsored Enterprises - 14.14%
Fannie Mae,
Series 2001-51, Cl. OD, 6.50% due 10/25/31	316,418	328,544
Series 2003-4, Cl. S, 4.94% due 02/25/33 (c)	215,532	21,067
Unsec. Bonds, 7.25% due 05/15/30	270,000	374,831
Unsec. Nts., Zero Coupon due 10/05/07	2,440,000	2,234,247
Unsec. Nts., 4.25% due 07/15/07	740,000	746,562
Unsec. Nts., 6.625% due 09/15/09	715,000	787,899

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
3.25% due 07/31/06	$475,000	$472,323
3.75% due 05/17/07	530,000	528,389
4.50% due 07/01/20 (n)	2,431,000	2,419,603
5.00% due 06/01/18	596,026	603,272
5.00% due 07/01/20 (n)	415,000	419,539
5.00% due 08/01/34 (n)	1,883,000	1,878,880
5.00% due 07/01/34 (n)	1,031,000	1,031,000
5.50% due 07/01/19 (n)	1,446,000	1,483,957
5.50% due 02/01/33	612,539	621,481
5.50% due 03/01/33	142,062	144,136
5.50% due 04/01/33	565,588	573,844
5.50% due 06/01/33	756,869	767,917
5.50% due 08/01/33	411,357	417,362
5.50% due 10/01/33	46,677	47,358
5.50% due 12/01/33	443,962	450,443
5.50% due 01/01/34	223,561	226,824
5.50% due 07/01/35 (n)	1,388,000	1,406,652
6.00% due 07/01/16	97,576	100,920
6.00% due 07/01/35 (n)	427,000	437,675
6.00% due 07/01/19 (n)	1,257,000	1,299,424
6.50% due 05/01/29	42,054	43,674
6.50% due 10/01/30	50,146	52,075
6.50% due 11/01/31	462,000	480,408
6.50% due 07/01/35 (n)	8,455,000	8,748,287
7.00% due 11/01/17	310,711	326,295
7.25% due 01/15/10	1,000,000	1,133,941
8.50% due 07/01/32	7,993	8,679
Fannie Mae Whole Loan, Collateralized Mtg. Obligations, Pass-Through Certificates, Trust 2004-W9, Cl. 2A2, 7.00% due 02/25/44	232,499	245,504
Fannie Mae, Collateralized Mortgage Obligation,
Series 2003-17, Cl. EQ 5.50% due 03/25/23	521,000	543,930
Series 2003-23, Cl. EQ 5.50% due 04/25/23	246,000	256,547
Fannie Mae, Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 2001-50, Cl. NE, 6.00% due 08/25/30	73,187	73,753
Trust 2001-70, Cl. LR, 6.00% due 09/25/30	76,971	78,039
Trust 2001-72, Cl. NH, 6.00% due 04/25/30	54,518	54,902
Trust 2001-74, Cl. PD, 6.00% due 05/25/30	21,690	21,851
Trust 2002-77, Cl. WF, 3.66% due 12/18/32 (c)	58,592	58,947
Trust 2002-94, Cl. MA, 4.50% due 08/25/09	70,396	70,306
Trust 2003-10, Cl. HP, 5.00% due 02/25/18	340,000	347,359
Trust 2003-81, Cl. PA, 5.00% due 02/25/12	6,979	6,963
Trust 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	216,811

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Trust 1996-35, Cl. Z, 7.00% due 07/25/26 (g)	$306,633	$318,835
Trust 1998-63, Cl. PG, 6.00% due 03/25/27 (g)	30,473	30,480
Trust 2002-28, Cl. SA, 4.486% due 04/25/32 (c)(g)	66,087	6,225
Trust 2002-38, Cl. SO, 3.686% due 04/25/32 (c)(g)	103,437	7,344
Trust 2002-39, Cl. SD, 4.74% due 03/18/32 (c)(g)	104,020	11,165
Trust 2002-48, Cl. S, 4.686% due 07/25/32 (c)(g)	105,930	10,358
Trust 2002-52, Cl. SL, 4.686% due 09/25/32 (c)(g)	65,572	6,500
Trust 2002-53, Cl. SK, 4.786% due 04/25/32 (c)(g)	64,384	7,145
Trust 2002-56, Cl. SN, 4.686% due 07/25/32 (c)(g)	146,036	14,408
Trust 2002-77, Cl. IS, 4.84% due 12/18/32 (c)(g)	176,226	19,541
Fannie Mae, Interest-Only Floating Mortgage-Backed Security,
Series 2005-40, Cl. SA 3.386% due 05/25/35 (c)(g)	1,712,060	104,043
Series 2005-40, Cl. SB 3.44% due 05/25/35 (c)(g)	529,485	35,132
Series 2005-71, CL. SA 3.43% due 07/25/25 (c)(g)	500,000	30,469
Fannie Mae, Interest-Only Stripped Mortgage-Backed Security,
Series 333, Cl. 2 5.50% due 03/01/33 (g)	307,262	54,602
Trust 2001-63, Cl. SD, 4.81% due 12/18/31 (c)(g)	106,497	11,600
Trust 2001-68, Cl. SC, 4.81% due 11/25/31 (c)(g)	77,304	8,101
Trust 2001-81, Cl. S, 4.86% due 01/25/32 (c)(g)	85,875	8,759
Trust 2002-77, Cl. SH, 5.01% due 12/18/32 (c)(g)	104,837	11,134
Trust 2002-9, Cl. MS, 5.01% due 03/25/32 (c)(g)	26,026	13,308
Trust 240, Cl. IO, 7.00% due 09/01/23 (g)	121,878	21,763
Trust 247, Cl. 2, 7.50% due 10/01/23 (g)	440,776	88,041
Trust 301, Cl. 2, 6.50% due 04/01/29 (g)	130,879	22,137
Trust 319, Cl. 2, 6.50% due 02/01/32 (g)	77,284	13,670
Trust 321, Cl. 2, 6.50% due 03/01/32 (g)	330,198	59,407
Trust 324, Cl. 2, 6.50% due 06/01/32 (g)	452,048	79,081
Trust 329, Cl. 2, 5.50% due 01/01/33 (g)	422,529	73,919
Fannie Mae, Interest-Only Stripped Mortgage-Backed Security,
Series 221, Cl. 2 7.50% due 05/01/23 (g)	75,686	13,899
Series 322, Cl. 2 6.00% due 04/01/32 (g)	582,915	95,531
Federal Home Loan Bank, 3.50% due 08/15/06	260,000	259,171

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Freddie Mac,
Series 2456, Cl. BD, 6.00% due 03/15/30	$84,714	$85,211
Unsec. Nts., 2.75% due 08/15/06	1,310,000	1,295,207
Unsec. Nts., 6.625% due 09/15/09	700,000	770,680
4.125% due 07/12/10	2,448,517	2,456,531
5.50% due 07/15/06	1,344,000	1,367,287
6.00% due 10/01/22	601,245	619,812
6.00% due 07/01/24	469,599	484,031
6.00% due 09/01/34	1,020,043	1,046,617
6.50% due 04/01/18	122,318	127,271
7.00% due 06/01/29	476,471	501,983
7.00% due 03/01/31	132,753	139,780
7.00% due 10/01/31	176,364	185,698
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates, Series 151, Cl. F, 9.00% due 05/15/21	31,523	31,495
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 1669, Cl. G, 6.50% due 02/15/23	28,842	28,899
Series 2034, Cl. Z, 6.50% due 02/15/28	78,658	82,127
Series 2053, Cl. Z, 6.50% due 04/15/28	85,768	89,144
Series 2055, Cl. ZM, 6.50% due 05/15/28	124,638	129,356
Series 2080, Cl. Z, 6.50% due 08/15/28	83,599	86,537
Series 2387, Cl. PD, 6.00% due 04/15/30	140,411	141,716
Series 2498, Cl. PC, 5.50% due 10/15/14	13,211	13,249
Series 2500, Cl. FD, 3.72% due 03/15/32 (c)	44,366	44,491
Series 2526, Cl. FE, 3.62% due 06/15/29 (c)	48,572	48,700
Series 2550, Cl. QK, 4.50% due 04/15/22	22,211	22,195
Series 2551, Cl. FD, 1.494% due 01/15/33 (c)	37,631	37,899
Series 2583, Cl. KA, 5.50% due 03/15/22	270,406	272,042
Freddie Mac, Interest-Only Floating Mortgage-Backed Security, Series 3000, CL. SE 2.82% due 07/15/25 (c)(g)	790,000	36,291
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	204,765	36,338
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	37,486	6,295
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	45,060	7,698
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	246,614	42,619
Series 2074, Cl. S, 5.46% due 07/17/28 (c)(g)	50,500	6,145
Series 2079, Cl. S, 5.46% due 07/17/28 (c)(g)	79,470	9,916
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	192,465	33,171
Series 2526, Cl. SE, 4.88% due 06/15/29 (c)(g)	127,872	9,510
Series 2819, Cl. S, 4.38% due 06/15/34 (c)(g)	1,147,418	107,209
Series 2920, Cl. S, 3.48% due 01/15/35 (c)(g)	835,481	49,490

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
U.S. Government Agencies - .08%
Government National Mortgage Association,
7.00% due 03/15/28	$130,479	$138,341
7.00% due 07/15/28	73,146	77,553
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 5.464% due 07/16/28 (c)(g)	159,487	19,641
Series 1998-6, Cl. SA, 5.254% due 03/16/28 (c)(g)	96,615	10,913
Total Mortgage-Backed Obligations (cost: $51,639,473)		51,189,348
Government-Sponsored Enterprises (Non-Mortgage-Backed) - .53%
Freddie Mac,
Nts., 3.75% due 07/15/09 (EUR)	445,000	563,698
Unsec. Nts., 3.625% due 09/15/06	1,115,000	1,112,823
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,652,112)		1,676,521
U.S. Government Obligations - 6.34%
Residual Funding Corp., Strip Principal, Zero Coupon due 01/15/21	1,910,000	953,673
Tennessee Valley Authority,
4.65% due 06/15/35	165,000	166,072
6.79% due 05/23/12	4,050,000	4,688,758
U.S. Treasury Bonds,
5.50% due 08/15/28	146,000	171,932
6.25% due 05/15/30 (l)(q)	503,000	655,177
9.25% due 02/15/16 (q)	1,802,000	2,610,788
U.S. Treasury Notes,
2.50% due 09/30/06	1,780,000	1,756,360
2.50% due 10/31/06	915,000	901,990
2.75% due 08/15/07	258,000	253,243
5.75% due 08/15/10	1,150,000	1,256,869
6.50% due 02/15/10 (k)	3,324,000	3,709,508
U.S. Treasury STRIPS,
Zero Coupon due 02/15/10 (b)	3,100,000	2,616,775
Zero Coupon due 02/15/16	310,000	200,598
Total U.S. Government Obligations (cost: $19,679,377)		19,941,743
Foreign Government Obligations - 28.67%
Argentina - 1.11%
Argentina (Republic of),
2.00% Series PR12 due 01/03/16 (ARS) (f)	540,000	280,606
2.00% Series PRE8 due 01/03/10 (ARS) (f)	800,000	461,118
2.00% due 02/04/18 (ARS) (f)	920,000	410,888
3.01% Bonds due 08/03/12 (c)	2,255,000	2,039,647
5.83% due 12/31/33 (ARS) (f)	857,377	306,365
Buenos Aires (Province of), 1.1574% Bonos de Consolidacion de Deudas, Series PBA1 due 04/01/07 (ARS) (f)(r)	15,742	6,701
Australia - 1.01%
Queensland Treasury Corp., 6.00% due 07/14/09 (AUD)	4,045,000	3,161,494
Austria - .78%
Austria (Republic of), 6.25% Bonds due 07/15/27 (EUR)	1,450,000	2,438,291

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Belgium - .84%
Belgium (Kingdom of),
5.75% Bonds, Series 28 due 03/28/08 (EUR)	$1,400,000	$1,852,567
6.25% Bonds, Series 26 due 03/28/07 (EUR)	620,000	802,959
Brazil - 1.07%
Brazil (Federal Republic of),
4.313% Series 15 yr. due 04/15/09 (c)	4,706	4,653
8.00% Series 20 yr. due 04/15/14	1,361,582	1,394,669
8.75% Nts. due 02/04/25	1,060,000	1,091,800
11.00% Unsec. Unsub. Bonds due 08/17/40	283,000	340,449
15.45% due 01/02/14 (a)	505,051	533,217
Bulgaria - .24%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	295,000	370,594
8.25% Bonds due 01/15/15	295,000	371,434
Canada - .24%
Canada (Government of), 5.00% Bonds due 06/01/14 (CAD)	860,000	763,573
Cayman Islands - .40%
Pioneer 2002 Ltd.,
7.66% Sec. Nts., Series 2002-1, Cl. E-A due 06/15/06 (a)(c)	250,000	249,575
8.41% Sec. Nts., Series 2003-II, Cl. B due 06/15/06 (a)(c)	250,000	253,525
9.41% Series C-A, Note, due 06/15/06 (a)(c)	250,000	250,250
9.16% Sec. Nts., Series 2003-II, Cl. C due 06/15/06 (a)(c)	250,000	253,800
9.41% Sec. Nts., Series 2003-II, Cl. A due 06/15/06 (a)(c)	250,000	253,525
Colombia - .63%
Colombia (Republic of),
8.375% Unsec. Unsub. Nts. due 02/15/27	235,000	237,937
11.375% Unsec. Unsub. Nts. due 01/31/08 (EUR)	455,000	650,434
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	468,985
12.00% Nts. due 10/22/15 (COP)	1,403,000,000	633,022
Dominican Republic - .04%
Dominican Republic, 9.04% due 01/23/18	133,000	137,655
Ecuador - .04%
Ecuador (Republic of), 8.00% Unsec. Bonds due 08/15/30 (e)	137,000	114,052
El Salvador - .07%
El Salvador (Republic of), 7.625% Bonds due 09/21/34 (a)	200,000	216,000
Finland - .18%
Finland (Republic of),
2.75% Sr. Unsec. Unsub. Nts. due 07/04/06 (EUR)	80,000	97,439
5.00% Sr. Unsec. Unsub. Nts. due 07/04/07 (EUR)	355,000	453,593
France - .74%
France (Government of),
4.75% Treasury Nts. due 07/12/07 (EUR)	50,000	63,660
5.00% Treasury Nts. due 01/12/06 (EUR)	620,000	760,710

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
5.50% Obligations Assimilables du Tresor Bonds due 10/25/07 (EUR)	$440,000	$572,554
5.50% Obligations Assimilables du Tresor Bonds due 10/25/10 (EUR)	235,000	324,887
5.75% Obligations Assimilables du Tresor Bonds due 10/25/32 (EUR)	375,000	615,106
Germany - 2.96%
Germany (Republic of),
3.75% due 07/04/13 (EUR)	4,270,000	5,463,268
4.00% Series 139 due 02/16/07 (EUR)	360,000	448,788
4.50% Series 140 due 08/17/07 (EUR)	620,000	787,094
5.25% due 01/04/11 (EUR)	1,910,000	2,623,323
Great Britain - 2.47%
United Kingdom, 4.00% Treasury Bonds due 03/07/09 (GBP)	4,330,000	7,757,277
Greece - .95%
Greece (Republic of),
3.50% Bonds due 04/18/08 (EUR)	700,000	874,895
4.60% Bonds due 05/20/13 (EUR)	575,000	767,224
4.65% Sr. Unsub. Nts. due 04/19/07 (EUR)	1,060,000	1,339,046
Guatemala - .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	96,400
10.25% Nts. due 11/08/11	30,000	36,150
Hungary - .10%
Hungary (Government of), 8.50% Bonds, Series 05/I due 10/12/05 (HUF)	64,370,000	316,252
Israel - .54%
Israel (State of),
5.50% Bonds due 12/04/23	510,000	571,380
7.50% Bonds due 03/31/14 (ILS)	4,720,000	1,132,779
Italy - .49%
Italy (Republic of),
4.50% Treasury Nts., Buoni del Tesoro Poliennali due 03/01/07 (EUR)	465,000	584,905
5.00% Treasury Nts., Buoni del Tesoro Poliennali due 10/15/07 (EUR)	735,000	944,520
Ivory Coast - .01%
Ivory Coast (Government of), 1.90% Past Due Interest Nts., Series F due 03/29/18 (FRF) (f)(r)	952,875	29,854
Japan - 2.75%
Japan (Government of),
0.40% Bonds, 5 yr. issue, Series 14 due 06/20/06 (JPY)	572,000,000	5,174,500
1.40% due 06/20/12 (JPY)	369,000,000	3,484,352
Malaysia - .35%
Johor Corp., Series P3, 1.00% due 07/31/12 (MYR) (e)	2,720,000	751,681
Malaysia (Government of), 4.72% due 09/30/15 (MYR)	1,260,000	343,980
Mexico - 1.22%
United Mexican States,
Zero Coupon due 10/13/05 (MXN)	2,920,000	263,910
6.75% Series GBR due 06/06/06 (JPY)	30,000,000	286,466
6.75% Series GRG due 06/06/06 (JPY)	33,000,000	315,172
7.50% Nts. due 01/14/12	770,000	873,180
7.50% Nts. due 04/08/33	280,000	321,300
8.00% Series M-20 due 12/07/23 (MXN)	8,570,000	676,169

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
8.00% Series MI-10 due 12/19/13 (MXN)	$6,327,000	$541,188
8.30% Bonds due 08/15/31	150,000	186,750
9.50% Series MI-10 due 12/18/14 (MXN)	3,985,100	371,758
Netherlands - .45%
Netherlands (Government of), 5.50% Bonds due 01/15/28 (EUR)	920,000	1,426,381
New Zealand - .29%
New Zealand (Government of), 7.00% Bonds due 07/15/09 (NZD)	1,270,000	919,487
Nigeria - .02%
Nigeria (Federal Republic of), 5.092% Promissory Nts., Series RC due 01/05/10	68,814	58,781
Panama - .45%
Panama (Republic of),
8.125% Bonds due 04/28/34	245,000	272,562
9.375% Bonds due 04/01/29	245,000	303,187
9.375% Unsec. Bonds due 01/16/23	675,000	833,625
Peru - .84%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	331,637	213,306
5.00% Past Due Interest Bonds, Series 20 due 03/07/17	850,000	809,625
8.375% Bonds due 05/03/16	110,000	123,475
8.75% Bonds due 11/21/33	270,000	304,425
9.00% Bonds, Series 2 due 01/31/12 (PEN)	450,000	146,815
9.91% due 05/05/15 (PEN)	2,580,000	871,944
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	183,723
Philippines - .71%
Philippines (Republic of),
8.375% Bonds due 02/15/11	131,000	135,585
9.50% Sr. Unsec. Nts. due 02/02/30	1,450,000	1,479,725
10.625% Nts. due 03/16/25	260,000	290,875
11.50% Bonds, Series 5-57 due 01/27/10 (PHP)	13,340,000	244,424
12.375% Bonds, Series 5-56 due 10/28/09 (PHP)	3,920,000	73,550
Poland - .52%
Poland (Republic of),
5.00% Bonds due 10/24/13 (PLN)	1,610,000	494,562
5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	113,289
6.00% Bonds, Series DS0509 due 05/24/09 (PLN)	3,320,000	1,041,689
Portugal - .53%
Portugal (Republic of),
3.25% Obrigacoes Do Tesouro Medio Prazo Nts. due 07/15/08 (EUR)	600,000	745,959
4.875% Obrigacoes Do Tesouro Medio Prazo Nts. due 08/17/07 (EUR)	730,000	932,582
Russia - .67%
Ministry Finance of Russia,
3.00% Unsec. Nts., Series V due 05/14/08	760,000	717,060
3.00% due 05/14/11	680,000	599,590

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Russian Federation,
5.00% Unsec. Unsub. Nts. due 03/31/30 (a)(e)	$691,250	$774,200
South Africa - .83%
South Africa (Republic of),
8.00% Bonds, R204 due 12/21/18 (ZAR)	1,050,000	156,824
8.25% Bonds, R203 due 09/15/17 (ZAR)	1,000,000	151,630
10.50% Bonds, Series R186 due 12/21/26 (ZAR)	6,590,000	1,285,078
13.00% Bonds, Series R153 due 08/31/10 (ZAR)	2,800,000	515,096
13.50% Bonds, R157 due 09/15/15 (ZAR)	2,430,000	500,646
Spain - 1.25%
Spain (Kingdom of),
5.35% Bonos y Obligacion del Estado due 10/31/11 (EUR)	1,500,000	2,087,828
5.75% Bonos y Obligacion del Estado due 07/30/32 (EUR)	1,135,000	1,856,518
Sweden - 1.38%
Sweden (Government of), 5.25% Bonds, Series 1045 due 03/15/11 (SEK)	29,700,000	4,343,182
Turkey - .86%
Turkey (Republic of),
7.00% due 06/05/20	830,000	812,645
7.25% Nts. due 03/15/15	1,040,000	1,071,200
11.875% Sr. Unsec. Unsub. Nts. due 01/15/30	570,000	824,362
Venezuela - .60%
Venezuela (Republic of),
7.00% Nts. due 03/16/15 (EUR)	450,000	539,327
9.25% Bonds due 09/15/27	1,280,000	1,342,080
Total Foreign Government Obligations (cost: $87,010,907)		90,198,137
Loan Participations - .80%
Algeria (Republic of), Loan Participation Nts., 4.003% due 03/04/10 (c)(f)	118,790	117,603
Deutsche Bank AG, Indonesian Rupiah Participation Nts., 2.60% due 01/25/06 (c)	445,000	440,550
OAO Gazprom Loan Participation Nts., 6.50% due 08/04/05 (f)	455,000	471,971
Kuznetski Capital for Bank of Moscow, Loan Participation Nts., 7.375% due 11/26/10 (a)(f)	600,000	618,750
UBS Luxembourg SA for Sberbank, Sub. Loan Participation Nts., 6.23% due 02/11/15	850,000	861,135
Total Loan Participations (cost: $2,426,821)		2,510,009
Corporate Bonds and Notes - 32.20%
Advertising - .16%
R.H. Donnelley Corp., 6.875% Sr. Nts. due 01/15/13 (a)	200,000	204,000
R.H. Donnelley Finance Corp. I, 10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	116,250
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	50,000	52,000
10.875% Sr. Unsec. Nts. due 06/15/09	150,000	143,250

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Aerospace & Defense - .30%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts. due 05/15/11	$200,000	$213,500
BE Aerospace, Inc.,
8.00% Sr. Unsec. Sub. Nts., Series B due 03/01/08	100,000	100,000
8.50% Sr. Unsec. Nts. due 10/01/10	100,000	110,500
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	118,085
L-3 Communications Corp.,
5.875% Sr. Sub. Nts. due 01/15/15	208,000	201,760
6.125% Sr. Sub. Nts. due 01/15/14	100,000	100,000
Titan Corp. (The), 8.00% Sr. Sub. Nts. due 05/15/11	50,000	53,625
Vought Aircraft Industries, Inc., 8.00% Sr. Nts. due 07/15/11	50,000	49,500
Agriculture - .03%
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts. due 10/01/11	100,000	103,000
Air Freight & Couriers - .01%
AMR Corp., 9.00% due 08/01/12	50,000	39,250
Airlines - .03%
ATA Holdings Corp., 13.00% Sr. Unsec. Nts. due 02/01/09 (e)(r)	472,000	89,680
Apparel - .21%
Levi Strauss & Co.,
7.00% Nts. due 11/01/06	200,000	200,000
7.73% Sr. Nts. due 04/01/12 (c)	150,000	141,750
12.25% Sr. Unsec. Nts. due 12/15/12	125,000	136,562
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11	100,000	107,000
Russell Corp.,
9.25% Sr. Unsec. Nts. due 05/01/10	75,000	79,125
Auto Manufacturers - .09%
Navistar International Corp.,
6.25% Sr. Nts. due 03/01/12 (a)	80,000	77,200
7.50% Sr. Nts. due 06/15/11	200,000	204,000
Auto Parts & Equipment - .53%
Accuride Corp., 8.50% Sr. Sub. Nts. due 02/01/15	75,000	73,312
Cooper Standard Automotive, Group, 8.375% Sr. Sub. Nts. due 12/15/14	250,000	197,500
Dura Operating Corp., 9.00% Sr. Unsec. Sub. Nts., Series D due 05/01/09	300,000	208,500
Eagle-Picher, Inc., 9.75% Sr. Nts. due 09/01/13 (r)	150,000	103,500
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	267,437
9.00% Sr. Nts. due 07/01/15 (a)	230,000	225,975
Metaldyne Corp.,
10.00% Sr. Nts. due 11/01/13 (a)	100,000	82,000
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts. due 12/15/12	50,000	54,750
Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14	200,000	201,000
10.25% Sr. Sec. Nts. due 07/15/13	50,000	56,500
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	49,837
11.00% Sr. Sub. Nts. due 02/15/13	32,000	36,800

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
UIS, Inc., 9.375% Sr. Sub. Nts. due 06/15/13	$50,000	$50,375
Visteon Corp., 7.00% Sr. Unsec. Nts. due 03/10/14	75,000	61,875
Banks - .80%
Dresdner Bank AG for Ukreximbank, Nts., 8.75% due 02/10/10	280,000	292,600
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	496,650
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	572,730
Zero Coupon Sr. Unsec. Nts. due 03/09/09	770,000	467,775
ING Bank NV, 11.89% Nts. due 12/30/09 (UAH) (a)(f)	1,638,000	376,617
Inter-American Development Bank,
3.95% Nts., Series E due 01/25/12 (COP) (c)(f)	419,000,000	183,751
6.26% Nts. due 12/08/09 (BRL) (c)(f)	300,000	127,463
SBS Agro Finance BV, 10.25% Unsec. Nts. due 07/21/49 (r)	75,000	-
Beverages - .09%
Argentine Beverages Financial Trust, 7.375% Bonds due 03/22/12 (a)	175,000	177,187
Constellation Brands, Inc., 8.125% Sr. Sub. Nts. due 01/15/12	100,000	107,000
Building Materials - .13%
Associated Materials, Inc., 9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	77,625
Dayton Superior Corp., 13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	44,000
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts. due 12/15/12 (a)	60,000	55,500
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts. due 03/01/14 (a)(d)	250,000	117,500
Texas Industries, Inc., 10.25% Sr. Unsec. Nts. due 06/15/11	100,000	115,875
Chemicals - 1.08%
Crompton Corp., 9.875% Sr. Nts. due 08/01/12	125,000	145,000
Equistar Chemicals LP, 8.75% Sr. Unsec. Nts. due 02/15/09	150,000	157,875
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	14,072
10.625% Sr. Nts. due 05/01/11	150,000	165,562
Huntsman Corp. LLC,
11.50% Sr. Nts. due 07/15/12	99,000	116,077
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,514
Huntsman Corp./ICI Chemical Co. PLC, 10.125% Sr. Unsec. Sub. Nts. due 07/01/09	304,000	312,740
Huntsman International LLC,
7.375% Sr. Sub. Nts. due 01/01/15 (a)	500,000	493,750
9.875% Sr. Unsec. Nts. due 03/01/09	525,000	561,750
IMC Global, Inc., 10.875% Sr. Nts. due 08/01/13	13,000	15,242
Innophos, Inc., 8.875% Sr. Sub. Nts. due 08/15/14 (a)	150,000	153,000

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
ISP Holdings, Inc., 10.625% Sr. Sec. Nts. due 12/15/09	$100,000	$107,500
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	13,000	13,829
9.625% Sr. Sec. Nts., Series A due 05/01/07	100,000	106,750
9.875% Sec. Nts., Series B due 05/01/07	100,000	102,500
10.50% Sr. Sec. Nts. due 06/01/13	125,000	142,969
Millennium America, Inc., 9.25% Sr. Nts. due 06/15/08	50,000	54,125
PCI Chemicals Canada, Inc., 10.00% Sr. Sec. Nts. due 12/31/08	27,619	29,276
Pioneer Cos., Inc., 6.99% Sr. Sec. Nts. due 12/31/06 (c)	1,231	1,231
PolyOne Corp.,
8.875% Sr. Nts. due 05/01/12	240,000	237,000
10.625% Sr. Nts. due 05/15/10	13,000	13,747
Resolution Performance Products LLC/RPP Capital Corp.,
8.00% Sr. Sec. Nts. due 12/15/09	100,000	104,000
13.50% Sr. Sub. Nts. due 11/15/10	50,000	53,750
Rhodia SA, 10.25% Sr. Nts. due 06/01/10	95,000	101,887
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts. due 11/15/14 (a)	50,000	49,625
Sterling Chemicals, Inc., 10.00% Sr. Sec. Nts. due 12/19/07 (f)(h)	75,008	74,258
Sterling Chemicals, Inc., Escrow Shares, Zero Coupon Sr. Sub. Nts. due 08/15/06 (f)	200,000	-
Westlake Chemical Corp., 8.75% Sr. Unsec. Nts. due 07/15/11	66,000	71,775
Coal - .08%
Foundation PA Coal Co., 7.25% Gtd. Sr. Nts. due 08/01/14	100,000	105,000
Massey Energy Co., 6.625% Sr. Nts. due 11/15/10	50,000	51,500
Peabody Energy Corp., 6.875% Sr. Nts., Series B due 03/15/13	100,000	106,000
Commercial Services - .76%
Alderwoods Group, Inc., 7.75% Sr. Nts. due 09/15/12 (a)	150,000	159,187
Comforce Operating, Inc., 12.00% Sr. Nts., Series B due 12/01/07	50,000	50,000
Corrections Corp. of America,
6.25% Sr. Nts. due 03/15/13	155,000	153,837
7.50% Sr. Nts. due 05/01/11	100,000	104,125
DynCorp International LLC, 9.50% Sr. Sub. Nts. due 02/15/13 (a)	195,000	181,350
Great Lakes Dredge & Dock Corp., 7.75% Sr. Sub. Nts. due 12/15/13	70,000	53,025
Iron Mountain, Inc., 7.75% Sr. Unsec. Sub. Nts. due 01/15/15	100,000	100,500
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	400,000	380,000
9.625% Sr. Unsec. Nts. due 03/15/12	200,000	216,000
Quintiles Transnational Corp., 10.00% Sr. Sub. Nts. due 10/01/13	100,000	109,500
United Rentals North America, Inc., 7.00% Sr. Sub. Nts. due 02/15/14	500,000	476,250

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts. due 06/01/07	$400,000	$402,000
Computers - .03%
Seagate Technology HDD Holdings, 8.00% Sr. Unsec. Nts. due 05/15/09	100,000	106,375
Cosmetics & Personal Care - .03%
Elizabeth Arden, Inc., 7.75% Sr. Sub. Nts. due 01/15/14	75,000	78,187
Distribution & Wholesale - .10%
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts. due 08/15/08	300,000	315,750
Diversified Financial Services - 5.08%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A due 11/30/19 (f)	280,409	312,656
Affinia Group, Inc., 9.00% Sr. Sub. Nts. due 11/30/14 (a)	75,000	63,000
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	209,750
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,576
12.50% Sr. Unsec. Nts. due 02/01/11	300,000	339,000
American Commercial Lines/ACL Finance Corp., 9.50% Sr. Nts. due 02/15/15 (a)	45,000	47,475
Arbor I Ltd., 18.91% Nts. due 06/15/06 (a)(c)	250,000	255,575
BCP Crystal Holdings Corp., 9.625% Sr. Sub. Nts. due 06/15/14	277,000	310,240
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B due 12/15/09	68,676	73,655
Cascadia Ltd., 6.485% Nts. due 06/13/08 (a)(c)(f)	250,000	250,000
Credit Suisse First Boston, Inc., Series A, Note, Zero Coupon due 07/05/06 (TRY)	480,000	309,264
Dow Jones CDX High Yield Index,
8.25% Pass-Through Certificates, Series 4-T1 due 06/29/10 (a)	9,000,000	9,033,750
10.50% Pass-Through Certificates, Series 3-4 due 12/29/09 (a)	500,000	490,000
Emblem Finance Co. Ltd., Kingdom of Swaziland Credit Linked Notes, Series 1, 10.00% due 06/20/10 (a)(c)(f)	420,000	423,072
General Motors Acceptance Corp., 6.875% due 09/15/11	100,000	92,309
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts. due 03/15/12	150,000	163,125
JP Morgan Jersey, Ltd., Zero Coupon Nts., (MTN) due 01/02/15 (BRL)	2,670,000	312,040
Milacron Escrow Corp., 11.50% Sr. Sec. Nts. due 05/15/11	300,000	315,000
Morgan Stanley, Zero Coupon due 05/20/10	750,000	770,625
Ongko International Finance Co. BV, 10.50% Sec. Nts. due 03/29/06 (a)(f)(m)(r)	40,000	-
Rainbow National Services LLC, 8.75% Gtd. Sr. Nts. due 09/01/12 (a)	300,000	327,750
Redwood Capital V Ltd., 7.28% Nts. due 12/31/49 (a)(c)(f)	250,000	250,275
Sensus Metering Systems, Inc., 8.625% Sr. Sub. Nts. due 12/15/13	250,000	232,500

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
UCAR Finance, Inc., 10.25% Sr. Unsec. Nts. due 02/15/12	$100,000	$105,250
Universal City Development Partners, 11.75% Sr. Nts. due 04/01/10	100,000	114,750
Universal City Florida Holding Co.,
7.96% Sr. Nts. due 05/01/10 (c)	50,000	51,875
8.375% Sr. Nts. due 05/01/10	50,000	52,125
Valor Telecom Enterprise, 7.75% Sr. Nts. due 02/15/15 (a)	75,000	73,687
VTB Capital SA, 6.25% due 07/02/35 (f)	980,000	980,000
Electric - 1.68%
AES Corp. (The), 8.75% Sr. Sec. Nts. due 05/15/13 (a)	150,000	167,625
Calpine Canada Energy Finance, ULC, 8.50% Sr. Unsec. Nts. due 05/01/08	375,000	270,000
Calpine Corp.,
7.625% Sr. Nts. due 04/15/06	110,000	103,125
8.891% Sr. Sec. Nts. due 07/15/07 (a)(c)	286,890	245,291
Centerpoint Energy, Inc., 7.25% Sr. Nts., Series B due 09/01/10	100,000	110,953
CITGO Trustees Cayman, Ltd., 8.50% Nts. due 12/21/14 (a)(f)	200,000	199,500
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,682
7.75% Sr. Nts. due 08/01/10	50,000	53,750
8.50% Sr. Nts. due 04/15/11	100,000	111,500
9.875% Sr. Unsec. Nts. due 10/15/07	300,000	327,000
Edison Mission Energy, 9.875% Sr. Unsec. Nts. due 04/15/11	100,000	117,125
Eletropaulo Metropolitana, 19.125% due 06/28/10 (BRL) (a)(f)	782,000	333,083
FPL Energy National Wind Power,
5.608% Sec. Nts. due 03/10/24 (a)	90,000	91,836
6.125% Sec. Nts. due 03/25/19 (a)	55,000	53,379
Midwest Generation LLC, 8.75% Sr. Sec. Nts. due 05/01/34	700,000	784,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	102,500
8.50% Sr. Sec. Nts. due 09/01/10	50,000	52,875
Northwestern Corp., 5.875% Sr. Sec. Nts. due 11/01/14 (a)	30,000	30,750
NRG Energy, Inc., 8.00% Sr. Nts. due 12/15/13 (a)	289,000	304,895
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	463,000	504,670
9.50% Sr. Sec. Nts. due 07/15/13	200,000	222,000
TECO Energy, Inc., 7.20% Nts. due 05/01/11	350,000	379,750
Texas Genco LLC/Texas Genco Financing Corp., 6.875% Sr. Nts. due 12/15/14 (a)	475,000	499,937
TXU Corp., 5.55% Sr. Nts. due 11/15/14 (a)	200,000	193,971
Electrical Components & Equipment - .16%
Flextronics International, Ltd., 6.25% Sr. Sub. Nts. due 11/15/14	400,000	397,000
General Cable Corp., 9.50% Sr. Nts. due 11/15/10	100,000	107,000

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Electronics - .11%
Sanmina-SCI Corp., 6.75% Sr. Sub. Nts. due 03/01/13 (a)	$210,000	$200,550
Stoneridge, Inc., 11.50% Sr. Unsec. Nts. due 05/01/12	150,000	153,000
Engineering & Construction - .01%
North American Energy Partners, Inc., 8.75% Sr. Unsec. Nts. due 12/01/11	50,000	43,000
Entertainment - 1.39%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	266,250
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	68,687
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts. due 02/01/12	200,000	212,000
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts. due 02/15/14	200,000	181,250
Cinemark USA, Inc.,
9.00% Sr. Sub. Nts. due 02/01/13	100,000	102,750
0%/9.75% Sr. Nts. due 03/15/14 (d)	400,000	266,000
Gaylord Entertainment Co., 8.00% Sr. Nts. due 11/15/13	100,000	105,125
Intrawest Corp., 7.50% Sr. Nts. due 10/15/13	250,000	256,562
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	200,000	201,000
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	299,062
Loews Cineplex Entertainment Corp., 9.00% Sr. Sub. Nts. due 08/01/14 (a)	175,000	169,312
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13 (a)	75,000	75,750
6.375% Sr. Sub. Nts. due 07/15/09	100,000	102,000
6.875% Sr. Sub. Nts. due 02/15/15 (a)	110,000	112,475
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	214,000
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts, due 03/01/15 (a)	80,000	79,400
6.875% Sr. Sub. Nts. due 12/01/11	100,000	102,500
8.875% Sr. Sub. Nts. due 03/15/10	300,000	321,000
Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts. due 03/15/12	325,000	338,000
Six Flags, Inc.,
8.875% Sr. Nts. due 02/01/10	300,000	292,500
9.625% Sr. Nts. due 06/01/14	113,000	105,655
9.75% Sr. Nts. due 04/15/13	100,000	94,375
Vail Resorts, Inc., 6.75% Sr. Sub. Nts. due 02/15/14	200,000	203,000
WMG Holdings Corp., 0%/9.50% Sr. Nts. due 12/15/14 (a)(d)	273,000	188,370
Environmental Control - .27%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15 (a)	100,000	96,750
7.375% Sr. Sec. Nts., Series B due 04/15/14	300,000	277,500
9.25% Sr. Nts., Series B due 09/01/12	300,000	324,000
Imco Recycling, Inc., 10.375% Sr. Sec. Nts. due 10/15/10	150,000	164,625
Food - .53%
American Seafoods Group LLC, 10.125% Sr. Unsec. Sub. Nts. due 04/15/10	100,000	107,250

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Burns Philp Capital Pty., Ltd., 9.75% Sr. Sub. Nts. due 07/15/12	$100,000	$107,500
Chiquita Brands International, Inc., 7.50% Sr. Unsec. Nts. due 11/01/14	50,000	46,500
Del Monte Corp.,
6.75% Sr. Sub. Nts. due 02/15/15 (a)	60,000	61,200
8.625% Sr. Sub. Nts. due 12/15/12	100,000	110,000
Doane Pet Care Co.,
9.75% Sr. Unsec. Sub. Nts. due 05/15/07	100,000	97,250
10.75% Sr. Unsec. Nts. due 03/01/10	225,000	237,937
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	153,000	162,945
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	19,215
Domino's, Inc., 8.25% Sr. Sub. Nts. due 07/01/11	255,000	271,575
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts. due 12/15/11	113,000	118,932
Pinnacle Foods Holding Corp., 8.25% Sr. Sub. Nts. due 12/01/13	50,000	44,750
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	104,000
United Biscuits Finance PLC, 10.75% Sr. Sub. Nts. due 04/15/11 (GBP) (f)	100,000	180,116
Forest Products & Paper - .61%
Abitibi-Consolidated, Inc., 8.55% Unsec. Nts. due 08/01/10	75,000	78,187
Appleton Papers, Inc., 8.125% Sr. Nts. due 06/15/11	150,000	146,250
Boise Cascade LLC, 7.125% Sr. Sub. Nts. due 10/15/14 (a)	150,000	147,375
Buckeye Technologies, Inc., 8.50% Sr. Nts. due 10/01/13	50,000	51,000
Fort James Corp., 6.875% Sr. Nts. due 09/15/07	200,000	208,000
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts. due 05/15/11	400,000	451,000
9.375% Sr. Unsec. Nts. due 02/01/13	300,000	339,375
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts. due 11/15/07 (f)(r)	250,000	110,000
Jefferson Smurfit Group PLC, 11.50% Sr. Nts. due 10/01/15 (EUR) (a)(h)	50,974	49,606
Mercer International, Inc., 9.25% Sr. Nts. due 02/15/13	110,000	88,000
Norske Skog Canada, Ltd., 7.375% Sr. Nts. due 03/01/14	200,000	196,000
Tembec Industries, Inc., 8.50% Sr. Nts. due 02/01/11	13,000	10,042
Western Forest Products, Inc., 15.00% Nts. due 07/28/09 (a)(f)(h)	41,000	44,690
Gas - .02%
SEMCO Energy, Inc., 7.125% Sr. Nts. due 05/15/08	50,000	50,904
Health Care - Products - .33%
Beverly Enterprises, Inc.,7.875% Sr. Sub. Nts. due 06/15/14	100,000	109,000
Community Health Systems, Inc., 6.50% Sr. Sub. Nts. due 12/15/12	150,000	152,625
Fresenius Medical Care Capital Trust II, 7.875% Units due 02/01/08	100,000	104,500

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Fresenius Medical Care Capital Trust III, 7.375% Sr. Sub. Nts. due 02/01/08 (DEM) (f)	$10,000	$6,552
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts. due 06/15/11	400,000	430,000
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts. due 02/15/12	150,000	148,875
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B due 08/15/12	100,000	94,500
Health Care - Services - 1.34%
Ameripath, Inc., 10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	101,250
Coventry Health Care, Inc., 6.125% Sr. Nts. due 01/15/15 (f)	75,000	76,312
DaVita, Inc., 6.625% Sr. Nts. due 03/15/13 (a)	160,000	165,200
7.25% Sr. Sub. Nts. due 03/15/15 (a)	125,000	128,437
Extendicare Health Services, Inc., 6.875% Sr. Sub. Nts. due 05/01/14	150,000	148,875
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	108,000
Genesis HealthCare Corp., 8.00% Sr. Sub. Nts. due 10/15/13	50,000	54,125
HCA, Inc., 6.30% Sr. Unsec. Nts. due 10/01/12	500,000	513,242
6.375% Nts. due 01/15/15	600,000	622,565
Healthsouth Corp., 7.625% Unsec. Nts. due 06/01/12	200,000	194,000
8.375% Sr. Nts. due 10/01/11	110,000	109,175
10.75% Sr. Sub. Nts. due 10/01/08	63,000	65,520
Magellan Health Services, Inc., 9.375% Sr. Nts., Series A due 11/15/08	186,764	198,904
PacifiCare Health Systems, 10.75% Sr. Unsec. Unsub. Nts. due 06/01/09	195,000	214,500
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Nts. due 04/01/12	175,000	187,250
Select Medical Corp., 7.625% Sr. Sub. Nts. due 02/01/15 (a)	155,000	153,450
Tenet Healthcare Corp., 6.375% Sr. Unsec. Nts. due 12/01/11	130,000	123,825
7.375% Nts. due 02/01/13	13,000	12,837
9.875% Sr. Nts. due 07/01/14	325,000	348,562
Triad Hospitals, Inc., 7.00% Sr. Nts. due 05/15/12 7.00% Sr. Sub. Nts. due 11/15/13	100,000 270,000	104,250 277,425
Universal Hospital Services, Inc., 10.125% Sr. Nts. due 11/01/11	100,000	101,000
US Oncology, Inc., 9.00% Sr. Nts. due 08/15/12	100,000	107,000
10.75% Sr. Nts. due 08/15/14	100,000	109,000
Health Care Supplies - .02%
Psychiatric Solutions, 7.75% due 07/15/15 (a)	75,000	75,000
Holding Companies - Diversified - .24%
Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts. due 01/15/14 (a)	100,000	94,000
JSG Funding PLC, 7.75% Sr. Sub. Nts. due 04/01/15 (a)	215,000	176,300
Kansas City Southern Railway Co. (The), 7.50% Sr. Unsec. Nts. due 06/15/09	100,000	103,250

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
MDP Acquisitions PLC, 9.625% Sr. Unsec. Nts. due 10/01/12	$100,000	$100,000
Stena AB, 7.00% Sr. Unsec. Nts. due 12/01/16	150,000	139,125
7.50% Sr. Nts. due 11/01/13	77,000	75,845
9.625% Sr. Unsec. Nts. due 12/01/12	50,000	54,500
Home Builders - .45%
Beazer Homes USA, 8.375% Sr. Unsec. Nts. due 04/15/12	75,000	80,438
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts. due 03/15/11 9.75% Sr. Sub. Nts. due 09/15/10	100,000 75,000	107,406 87,806
K. Hovnanian Enterprises, Inc., 8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	189,438
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	271,031
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	106,950
Meritage Homes Corp., 6.25% Sr. Nts. due 03/15/15	180,000	167,400
Standard Pacific Corp., 9.25% Sr. Sub. Nts. due 04/15/12	100,000	110,000
WCI Communities, Inc., 9.125% Sr. Sub. Nts. due 05/01/12	175,000	183,750
William Lyon Homes, Inc., 10.75% Sr. Unsec. Nts. due 04/01/13	100,000	108,500
Home Furnishings - .06%
Sealy Mattress Co., 8.25% Sr. Sub. Nts. due 06/15/14	175,000	176,750
Household Products & Wares - .18%
Church & Dwight Co., Inc., 6.00% Sr. Sub. Nts. due 12/15/12	100,000	101,000
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	320,625
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	150,000	157,875
Insurance - .18%
Conseco, Inc., Escrow Shares, 10.75% Sr. Unsec. Nts. due 06/15/09 (f)	100,000	-
Foundation Re, Ltd., 7.37% Nts. due 11/24/08 (a)(c)	250,000	250,500
Residential Reinsurance, Ltd., 11.77% Nts., Series B due 06/06/08 (a)(c)(f)	300,000	300,000
Internet - .00%
Exodus Communications, Inc., 10.75% Sr. Nts. due 12/15/09 (EUR) (f)(r)	84,655	1,023
NorthPoint Communications Group, Inc., 12.875% Sr. Unsec. Sub. Nts. due 02/15/10 (f)(m)(r)	40,035	-
Teligent, Inc., 11.50% Sr. Nts. due 12/01/07 (r)	100,000	-
Iron & Steel - .45%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	263,000	222,235
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	45,500
California Steel Industries, Inc., 6.125% Sr. Nts. due 03/15/14	150,000	139,500
Ispat Inland ULC, 9.75% Sr. Sec. Nts. due 04/01/14	227,000	264,455
Oregon Steel Mills, Inc., 10.00% Unsec. Nts. due 07/15/09	300,000	323,250

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Steel Dynamics, Inc., 9.50% Sr. Unsec. Nts. due 03/15/09	$175,000	$185,938
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	90,720
10.75% Sr. Nts. due 08/01/08	130,000	144,300
Leisure Time - .15%
Leslie's Poolmart, 7.75% Sr. Nts. due 02/01/13	75,000	75,750
NCL Corp., 10.625% Sr. Nts. due 07/15/14 (a)	150,000	157,875
Premier Cruise, Ltd., 11.00% Sr. Nts. due 03/15/08 (a)(r)	50,000	-
Royal Caribbean Cruises, Ltd., 8.75% Sr. Unsec. Unsub. Nts. due 02/02/11	200,000	230,500
Lodging - 1.29%
Aztar Corp., 9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	271,563
Boyd Gaming Corp., 8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	190,094
HMH Properties, Inc., 7.875% Sr. Sec. Nts. due 08/01/08	45,000	45,675
John Q Hamons Hotels, Inc., 8.875% Sr. Nts., Series B due 05/15/12	100,000	109,000
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	110,000
MGM Mirage, Inc.,
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	200,000	218,000
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	379,313
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	112,000
9.375% Sr. Unsec. Sub. Nts. due 02/15/07	400,000	430,000
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts. due 05/01/12	500,000	563,750
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	500,000	510,000
9.875% Sr. Unsec. Sub. Nts. due 07/01/10	250,000	259,258
Sun International Hotels, Ltd., 8.875% Sr. Sub. Nts. due 08/15/11	300,000	321,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Mtg. Nts. due 12/01/14 (a)	550,000	534,875
Machinery - Construction & Mining - .03%
Terex Corp., 9.25% Sr. Unsec. Sub. Nts. due 07/15/11	100,000	108,500
Machinery - Diversified - .09%
Case New Holland, Inc., 9.25% Sr. Nts. due 08/01/11 (a)	75,000	78,750
Douglas Dynamics LLC, 7.75% Sr. Nts. due 01/15/12 (a)	100,000	98,000
NMHG Holding Co., 10.00% Unsec. Nts. due 05/15/09	100,000	105,000
Media - 3.02%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Nts. due 11/01/06 (r)	100,000	85,000
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (r)	200,000	179,500
10.875% Sr. Unsec. Nts. due 10/01/10 (r)	200,000	174,000
Albritton Communications Co., 7.75% Sr. Unsec. Sub. Nts. due 12/15/12	150,000	147,750

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	$75,000	$71,063
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	200,500
Block Communications, Inc., 9.25% Sr. Sub. Nts. due 04/15/09	175,000	186,375
Cablevision Systems Corp., Series B, 8.00% Sr. Nts. due 04/15/12	100,000	98,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	900,000	895,500
0%/11.75% Sr. Unsec. Sub. Disc. Nts. due 05/15/11 (d)	750,000	496,875
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts. due 03/01/12	175,000	187,688
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	400,000	395,000
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts. due 11/15/09	100,000	110,250
Dex Media West LLC/Dex Media Finance Co.,
5.875% Sr. Nts. due 11/15/11	300,000	296,250
8.50% Sr. Nts., Series B due 08/15/10	100,000	109,000
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	223,440
Dex Media, Inc., 8.00% Nts., due 11/15/13	625,000	664,063
DirecTV Holdings LLC, 8.375% Sr. Nts. due 03/15/13	377,000	417,528
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14	475,000	469,063
9.125% Sr. Nts. due 01/15/09	425,000	452,625
Emmis Operating Co., 6.875% Sr. Sub. Nts. due 05/15/12	300,000	297,000
Entravision Communications Corp., 8.125% Sr. Unsec. Sub. Nts. due 03/15/09	175,000	182,219
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts. due 12/01/10	213,000	198,090
Lin Television Corp., 6.50% Sr. Sub. Nts. due 05/15/13	150,000	142,500
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Nts. due 06/15/13	50,000	54,500
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts. due 01/15/13	313,000	312,218
MediaNews Group, Inc., 6.375% Sr. Sub. Nts. due 04/01/14	500,000	479,375
News America Holdings, Inc., 8.875% Sr. Unsec. Nts. due 04/26/23	185,000	241,732
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	200,500
8.875% Sr. Unsec. Nts. due 05/15/11	13,000	13,618
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	300,000	322,125
Shaw Communications, Inc., 8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	69,155
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	600,000	615,000
8.75% Sr. Sub. Nts. due 12/15/11	100,000	105,000

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts. due 11/01/09	$200,000	$209,750
WRC Media, Inc./Weekly Reader Corp./ Compass Learning Corp., 12.75% Sr. Sub. Nts. due 11/15/09	200,000	211,750
Metal Fabrication & Hardware - .08%
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts. due 06/15/12	300,000	252,000
Mining - .49%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	400,000	452,000
8.875% Nts. due 11/17/14	200,000	227,820
Century Aluminum Co., 7.50% Sr. Unsec. Nts. due 08/15/14	250,000	246,875
Compass Minerals Group, Inc., 10.00% Sr. Sub. Nts. due 08/15/11	45,000	49,050
Jorgensen (Earle M.) Co., 9.75% Sr. Unsec. Nts. due 06/01/12	100,000	108,000
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B due 10/15/06 (r)	250,000	227,500
Novelis, Inc., 7.25% Sr. Nts. due 02/15/15 (a)	230,000	230,863
Miscellaneous - Manufacturing - .22%
Blount, Inc., 8.875% Sr. Sub. Nts. due 08/01/12	125,000	133,750
Jacuzzi Brands, Inc., 9.625% Sr. Nts. due 07/01/10	78,000	85,410
KI Holdings, Inc., 0%/9.875% Sr. Nts., Step-Up due 11/15/14 (d)	100,000	58,000
Koppers, Inc., 9.875% Sr. Sec. Nts. due 10/15/13	150,000	162,000
TD Funding Corp., 8.375% Sr. Sub. Nts. due 07/15/11	100,000	106,000
Trinity Industries, Inc., 6.50% Sr. Nts. due 03/15/14	150,000	149,250
Oil & Gas - 1.55%
Belden & Blake Corp., 8.75% Sr. Sec. Nts. due 07/15/12	150,000	147,000
Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15 (a)	100,000	102,500
6.875% Sr. Unsec. Nts. due 01/15/16	224,000	233,520
Delta Petroleum Corp., 7.00% Sr. Nts. due 04/01/15 (a)	45,000	42,300
Forest Oil Corp., 7.75% Sr. Unsec. Nts. due 05/01/14	175,000	188,125
Frontier Oil Corp., 6.625% Sr. Nts. due 10/01/11	75,000	77,250
Gazprom International SA, 7.201% Sr. Unsec. Bonds due 02/01/20	1,450,000	1,561,070
Newfield Exploration Co., 6.625% Sr. Sub. Nts. due 09/01/14	200,000	209,500
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	302,805
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	142,350
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	234,200
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	107,000
Premcor Refining Group, Inc.,
6.75% Sr. Nts. due 05/01/14	150,000	161,625
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	230,000

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15	$80,000	$79,600
7.375% Sr. Sub. Nts. due 07/15/13	100,000	106,500
Stone Energy Corp., 6.75% Sr. Sub. Nts. due 12/15/14	160,000	155,600
Tesoro Petroleum Corp.,
8.00% Sr. Sec. Nts. due 04/15/08	350,000	369,250
9.625% Sr. Sub. Nts. due 04/01/12	13,000	14,381
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts. due 05/01/12	200,000	205,000
XTO Energy, Inc., 7.50% Sr. Nts. due 04/15/12	175,000	201,275
Oil & Gas Services - .44%
Hanover Compressor Co., 8.625% Sr. Nts. due 12/15/10	100,000	105,750
Hanover Equipment Trust 2001, 8.50% Sr. Sec. Nts., Series A due 09/01/08	100,000	104,000
Tengizchevroil LLP, 6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	807,775
Titan Petrochemicals Group, Ltd., 8.50% Sr. Unsec. Nts. due 03/18/12 (a)	286,000	260,260
Universal Compression, Inc., 7.25% Sr. Unsec. Nts. due 05/15/10	100,000	104,500
Packaging & Containers - 1.05%
AEP Industries, Inc., 7.875% Sr. Nts. due 03/15/13 (a)	50,000	50,112
Berry Plastics Corp., 10.75% Sr. Sub. Nts. due 07/15/12	200,000	218,250
Crown European Holdings SA,
9.50% Sr. Sec. Nts. due 03/01/11	100,000	110,500
10.875% Sr. Sec. Nts. due 03/01/13	50,000	58,750
Graham Packaging Co., Inc.,
8.50% Sr. Nts. due 10/15/12 (a)	50,000	50,500
9.875% Sr. Sub. Nts. due 10/15/14 (a)	100,000	100,250
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	150,000	154,500
9.50% Sr. Sub. Nts. due 08/15/13	100,000	100,750
Jefferson Smurfit Corp., 7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	95,500
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	265,625
8.25% Sr. Unsec. Nts. due 05/15/13	213,000	231,371
8.75% Sr. Sec. Nts. due 11/15/12	250,000	275,625
8.875% Sr. Sec. Nts. due 02/15/09	100,000	106,250
Pliant Corp., 11.625% Sr. Nts. due 06/15/09 (a)(h)	170,196	182,110
Solo Cup Co., 8.50% Sr. Sub. Nts. due 02/15/14	200,000	187,000
Stone Container Corp.,
7.375% Sr. Nts. due 07/15/14	100,000	94,000
8.375% Sr. Unsec. Nts. due 07/01/12	500,000	505,000
9.25% Sr. Unsec. Nts. due 02/01/08	50,000	52,250
9.75% Sr. Unsec. Nts. due 02/01/11	100,000	105,750
Tekni-Plex, Inc.,
8.75% Sr. Sec. Nts. due 11/15/13 (a)	263,000	233,413
10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	48,600
12.75% Sr. Sub. Nts., Series B due 06/15/10	100,000	68,500
Pharmaceuticals - .10%
Sybron Dental Specialties, Inc., 8.125% Unsec. Sub. Nts. due 06/15/12	150,000	160,500

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Valeant Pharmaceuticals International, 7.00% Sr. Nts. due 12/15/11	$150,000	$147,000
Pipelines - 1.23%
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	30,000	29,625
8.75% Sr. Nts. due 02/15/12	134,000	146,060
10.125% Sr. Sec. Nts. due 07/15/13 (a)	200,000	226,000
El Paso Corp., 7.875% Sr. Unsec. Nts. due 06/15/12	463,000	476,890
El Paso Production Holding Co., 7.75% Sr. Nts. due 06/01/13	625,000	667,188
Southern Natural Gas Co., 8.00% Sr. Unsec. Unsub. Nts. due 03/01/32	200,000	227,459
Tennessee Gas Pipeline Co.,
7.00% Sr. Unsec. Debs. due 10/15/28	100,000	102,082
7.50% Unsec. Nts. due 04/01/17	750,000	830,741
Williams Cos., Inc. (The),
7.125% Nts. due 09/01/11	100,000	108,000
7.625% Nts. due 07/15/19	400,000	450,000
8.75% Unsec. Nts. due 03/15/32	500,000	600,625
Real Estate Investment Trusts - .34%
Felcor Lodging LP, 9.00% Sr. Nts. due 06/01/11	213,000	232,703
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15 (a)	180,000	178,200
9.50% Sr. Nts. due 01/15/07	100,000	106,000
La Quinta Properties, Inc., 7.00% Sr. Sec. Nts. due 08/15/12	75,000	77,531
MeriStar Hospitality Corp., 9.125% Sr. Unsec. Nts. due 01/15/11	313,000	328,650
Trustreet Properties, Inc., 7.50% Sr. Nts. due 04/01/15 (a)	135,000	138,038
Retail - .46%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts. due 03/15/08	50,000	49,000
Asbury Automotive Group, Inc., 9.00% Sr. Sub. Nts. due 06/15/12	100,000	102,250
AutoNation, Inc., 9.00% Sr. Unsec. Nts. due 08/01/08	200,000	218,500
Carrols Corp., 9.00% Sr. Sub. Nts. due 01/15/13 (a)	45,000	45,563
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts. due 06/01/12	50,000	45,063
Jean Coutu Group, Inc.,
7.625% Sr. Nts. due 08/01/12	100,000	103,250
8.50% Sr. Sub. Nts. due 08/01/14	200,000	197,500
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts. due 11/01/11	50,000	55,750
Rent-A-Center, 7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	50,000
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	154,500
9.50% Sr. Sec. Nts. due 02/15/11	50,000	53,250
Saks, Inc.,
8.25% Sr. Unsec. Nts. due 11/15/08	300,000	315,375
9.875% Unsec. Nts. due 10/01/11	50,000	54,125
Savings & Loans - .07%
Western Financial Bank, 9.625% Unsec. Sub. Nts. due 05/15/12	200,000	218,000

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Semiconductors - .16%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts. due 11/01/12	$275,000	$270,875
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	96,000
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts. due 07/15/14	100,000	107,500
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.,
8.00% Sr. Sub. Nts. due 12/15/14 (a)	30,000	28,800
Shipbuilding - .00%
Millenium Seacarriers, Inc., 12.00% Sr. Sec. Nts. due 07/15/05 (f)(m)(r)	100,000	560
Software - .03%
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts. due 12/01/12	100,000	106,250
Telecommunications - 3.47%
American Cellular Corp., 10.00% Sr. Nts., Series B due 08/01/11	110,000	111,650
American Color Graphics, 10.00% Sr. Sec. Nts. due 06/15/10	50,000	36,000
American Tower Corp.,
7.50% Sr. Nts. due 05/01/12	200,000	213,500
9.375% Sr. Nts. due 02/01/09	67,000	70,266
American Tower Escrow Corp., Zero Coupon Unsec. Disc. Nts. due 08/01/08	200,000	153,500
AT&T Corp.,
8.00% Sr. Nts. due 11/15/31	100,000	130,125
9.05% Sr. Unsec. Nts. due 11/15/11	261,000	300,803
CellNet Data Systems, Inc., 14.00% Sr. Unsec. Disc. Nts. due 10/01/07 (r)	45,000	-
Cincinnati Bell, Inc.,
7.00% Sr. Nts. due 02/15/15 (a)	155,000	151,513
8.375% Sr. Sub. Nts. due 01/15/14 (a)	55,000	56,375
Citizens Communications Co.,
6.25% Sr. Nts. due 01/15/13	130,000	125,775
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	508,500
Dobson Cellular Systems Corp., 8.375% Sec. Nts. due 11/01/11 (a)	50,000	52,500
Dobson Communications Corp., 8.875% Sr. Nts. due 10/01/13	227,000	207,705
Intelsat Bermuda, Ltd., 8.625% Sr. Nts. due 01/15/15 (a)	300,000	316,500
Iwo Escrow Co., 6.891% Sr. Sec. Nts. due 01/15/12 (a)(c)	40,000	39,700
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts. due 05/01/08	225,000	186,750
Lucent Technologies, Inc., 6.45% Unsub. Unsec. Debs. due 03/15/29	400,000	358,000
MCI, Inc.,
6.908% Sr. Unsec. Nts. due 05/01/07	217,000	219,984
7.688% Sr. Unsec. Nts. due 05/01/09	450,000	468,563
Metromedia Fiber Network, Inc., 10.00% Sr. Unsec. Nts., Series B due 11/15/08 (f)(r)	150,000	-
Nextel Communications, Inc., 7.375% Unsec. Bond due 08/01/15	1,140,000	1,231,200
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	108,500
12.50% Sr. Unsec. Nts. due 11/15/09	137,000	148,816

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Nextlink Communications, Inc., Escrow Shares,
9.00% Sr. Unsec. Nts. due 03/15/08 (f)(r)	$100,000	$-
10.75% Sr. Unsec. Nts. due 11/15/08 (f)(r)	50,000	-
12.25% Sr. Unsec. Disc. Nts. due 06/01/09 (f)(r)	150,000	-
Orbcomm Global LP, Escrow Shares, 14.00% Sr. Nts. due 08/15/05 (f)	75,000	-
Orion Network Systems, Inc., 12.50% Sr. Disc. Nts. due 01/15/07 (f)(r)	200,000	109,000
PanAmSat Corp., 9.00% Sr. Unsec. Nts. due 08/15/14	227,000	247,714
PanAmSat Holding Corp., 0%/10.375% Sr. Nts., Step-Up due 11/01/14 (d)	75,000	51,563
Qwest Capital Funding, Inc., 7.90% Unsec. Nts. due 08/15/10	238,000	236,810
Qwest Corp., 8.875% Nts. due 03/15/12	500,000	543,750
Qwest Services Corp.,
13.50% Sec. Nts. due 12/15/10	900,000	1,039,500
14.00% Sec. Nts. due 12/15/14	400,000	485,000
Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	250,000	271,875
8.00% Sr. Sub. Nts. due 12/15/12	150,000	161,625
Rural Cellular Corp.,
8.25% Sr. Sec. Nts. due 03/15/12	150,000	156,750
9.625% Sr. Sub. Nts., Series B due 05/15/08	50,000	48,250
9.75% Sr. Sub. Nts. due 01/15/10	213,000	198,090
9.875% Sr. Nts. due 02/01/10	100,000	103,250
SBA Communications Corp., 8.50% Sr. Nts. due 12/01/12	200,000	215,500
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc. Nts. due 12/15/11 (d)	363,000	333,960
Telus Corp., 7.50% Nts. due 06/01/07	350,000	370,265
Time Warner Telecom Holdings, Inc., 9.25% Sr. Nts. due 02/15/14 (a)	155,000	149,575
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Nts. due 02/01/11	150,000	150,000
Triton PCS, Inc., 8.50% Sr. Nts. due 06/01/13	300,000	276,750
U.S. Unwired, Inc., 10.00% Sr. Sec. Nts. due 06/15/12	125,000	139,063
UbiquiTel Operating Co., 9.875% Sr. Nts. due 03/01/11	300,000	329,250
Western Wireless Corp., 9.25% Sr. Nts. due 07/15/13	81,000	92,239
Textiles - .17%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	181,125
INVISTA, 9.25% Sr. Nts. due 05/01/12 (a)	315,000	344,138
Transportation - .16%
CP Ships Ltd., 10.375% Sr. Unsec. Nts. due 07/15/12	150,000	168,000
Greenbrier Cos., Inc., 8.375% Sr. Nts. due 05/15/15 (a)	140,000	142,450
Horizon Lines, LLC, 9.00% Nts. due 11/01/12 (a)	100,000	104,750

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Navigator Gas Transport PLC, 10.50% First Priority Ship Mtg. Nts. due 06/30/07 (a)(f)(r)	$18,000	$15,660
Petroleum Helicopters, Inc., 9.375% Sr. Nts. due 05/01/09	75,000	78,938
Venture Capital - .03%
Arch Western Finance LLC, 6.75% Sr. Nts. due 07/01/13	100,000	103,250
Total Corporate Bonds and Notes (cost: $99,698,773)		101,313,678
	shares
Common Stocks - 1.28%
ACE Ltd.	1,430	64,135
Aetna, Inc.	780	64,600
Allstate Corp. (The)	1,060	63,335
Amerada Hess Corp.	640	68,166
American Electric Power Co., Inc.	1,730	63,785
Anadarko Petroleum Corp.	810	66,541
Apache Corp.	1,030	66,517
Apple Computer, Inc. (b)	1,620	59,632
Ashland, Inc.	900	64,683
Bear Stearns Cos. (The), Inc.	630	65,482
Broadwing Corp. (b)	139	642
Centex Corp.	940	66,430
Charles River Labs (b)	760	36,670
Chesapeake Energy Corp.	47	1,072
Chesapeake Energy Corp.	66	1,505
Chevron Texaco Corp.	1,130	63,190
Chubb Corp.	740	63,351
Cigna Corp.	630	67,429
Classic Holdco LLC (f)(m)	66	-
CMS Energy Corp. (b)	4,510	67,921
ConocoPhillips	1,130	64,964
Conseco, Inc. (b)	4,662	101,725
Constellation Energy Group, Inc.	1,160	66,920
Countrywide Financial Corp.	1,630	62,934
Covad Communications Group, Inc. (b)	4,132	5,785
CSX Corp.	1,470	62,710
Cummins, Inc.	870	64,911
Devon Energy Corp.	1,320	66,898
Dobson Communications Corp. - Class A (b)	6,436	27,417
Eog Resources, Inc.	1,200	68,160
Equinix, Inc. (b)	495	21,453
Federated Department Stores	910	66,685
Ford Motor Co.	6,260	64,102
Hartford Financial Services Group, Inc. (The)	840	62,815
Humana, Inc. (b)	1,640	65,174
Huntsman Corp. (b)(f)(m)**	1,957	37,685
ICO Global Communication Holdings Ltd. (b)	3,007	13,471
KB Home	920	70,132
Leap Wireless International, Inc. (b)	618	17,150
Lehman Brothers Holdings, Inc.	670	66,518
Liberty Global, Inc. - Class A (b)	1,151	53,717
Loews Corp.	830	64,325
Louisiana-Pacific Corp.	2,480	60,958
Marathon Oil Corp.	1,240	66,179
MBIA, Inc.	1,100	65,241
MCI, Inc.	407	10,464

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	shares	market value (note 1)
Metlife, Inc.	1,430	$64,264
Novell, Inc. (b)	9,800	60,760
NTL, Inc. (b)	3,845	263,075
Nucor Corp.	1,150	52,463
Occidental Petroleum Corp.	820	63,083
OpTel, Inc. (b)	85	-
Orbital Sciences Corp. (b)	279	2,762
Paxson Communications Corp., Escrow Shares (b)	53,100	-
Phelps Dodge Corp.	680	62,900
Pioneer Cos., Inc. (b)	1,786	39,274
Prandium, Inc. (b)(f)	3,625	22
Prudential Financial, Inc.	1,020	66,973
Pulte Homes, Inc.	810	68,242
Purina Mills, Inc., Escrow Shares (f)	50,000	-
Rowan Companies, Inc.	2,190	65,065
Safeco Corp.	1,140	61,948
Sears Holdings Corp. (b)	400	59,948
Sempra Energy	1,560	64,444
Southern Pacific Funding Corp., Liquidating Trust (b)(f)(m)	52,418	-
Sterling Chemicals, Inc. (b)(f)	266	9,310
Sunoco, Inc.	580	65,934
Telewest Global, Inc. (b)	5,680	129,390
Toys 'R' Us, Inc. (b)	2,360	62,493
TVMAX Holdings, Inc. (b)(f)	250	250
United States Steel Corp.	1,580	54,305
Unocal Corp.	1,070	69,603
UnumProvident Corp.	3,450	63,204
USA Mobility, Inc. (b)	245	7,193
Valero Energy Corp.	860	68,035
Viatel Holding Ltd. (Bermuda) (b)(f)	451	32
Viatel, Inc. (b)	401	-
Western Forest Products, Inc. (b)	8,485	27,232
WRC Media Corp. (b)(f)	270	5
XL Capital Ltd. - Class A	830	61,769
XO Communications, Inc. (b)	255	678
Total Common Stocks (cost: $4,617,837)		4,028,235
Preferred Stocks - .11%
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 (f)	100,000	109,000
Dobson Communications Corp. 6.00% Cvt. Series F, Non-Vtg. (a)(b)	100	12,525
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. (b)(f)	620	-
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. (b)(e)(f)	10	1,000
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. (b)(f)(m)	43	-
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. (b)(f)(h)	5	32,250
PTV, Inc., 10.00% Cum., Series A, Non-Vtg.	3	8

Atlas Strategic Income Fund	(continued)
	shares	market value (note 1)
Rural Cellular Corp. 11.375% Cum. Sr., Series B, Non-Vtg. (b)(f)(h)	23	$21,160
Sovereign Real Estate Investment Trust, 12.00% Non-Cum., Series A (a)(b)(f)	114	165,300
Total Preferred Stocks (cost: $410,739)		341,243
	units
Rights, Warrants and Certificates - .04%
American Tower Corp. Wts., Exp. 08/01/08 (b)	200	59,172
ASAT Finance LLC Wts., Exp. 11/01/06 (b)(f)(m)	50	-
COLO.com, Inc. Wts., Exp. 03/15/10 (b)(f)(m)	50	-
Convergent Communications, Inc. Wts., Exp. 04/01/08 (b)(f)(m)	100	-
Equinix, Inc. Wts., Exp. 12/01/07 (b)(i)	50	-
Grove Investors, Inc., Tranche A Wts., Exp. 09/14/08 (b)	124	-
Grove Investors, Inc., Tranche B Wts., Exp. 09/14/08 (b)	124	-
HF Holdings, Inc. Wts., Exp. 09/27/09 (b)(f)	361	3
Horizon PCS, Inc. Wts., Exp. 10/01/10 (b)(f)(m)	200	-
ICO Global Communication Holdings Ltd. Wts., Exp. 05/16/06 (b)(f)	755	15
Insilco Corp. Wts., Exp. 08/15/07 (b)(f)(m)	20	-
Long Distance International, Inc. Wts., Exp. 04/15/08 (b)(f)(m)	50	-
Loral Space & Communications Ltd. Wts., Exp. 01/15/07 (b)(f)(m)	100	-
Millenium Seacarriers, Inc. Wts., Exp. 07/15/05 (b)	100	1
Ntelos, Inc. Wts., Exp. 08/15/10 (b)(f)(m)	50	-
Orion Network Systems, Inc. Rights, Exp. 1/15/2007 (b)(f)(m)	34	-
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	349
PLD Telekom, Inc. Wts., Exp. 06/01/06 (b)	50	-
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	-
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b)(f)(m)	429	901
Venezuela (Republic of) Oil-Linked Payment Obligation Wts., Exp. 4/15/2020 (b)(f)	2,800	67,200
Verado Holdings, Inc., Cl. B Wts., Exp. 04/15/08 (b)(f)(m)	75	54
XO Communications, Inc., Cl. A Wts., Exp. 01/16/10 (b)(f)	508	178
XO Communications, Inc., Cl. B Wts., Exp. 01/16/10 (b)(f)	380	99
XO Communications, Inc., Cl. C Wts., Exp. 01/16/10 (b)(f)	380	80
Total Rights, Warrants and Certificates (cost: $44,249)		128,052

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Structured Instruments - 7.68%
Aries Vermoegensverwaltungs GmbH Credit Linked Nts.,
7.75% due 10/25/09 (a)(EUR)	$250,000	$352,757
9.60% due 10/25/14	1,750,000	2,266,950
Citigroup Global Markets Holdings, Inc., Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	1,570,000	574,436
Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10 (BRL)	996,000	364,419
Brazilian Real Unsec. Credit Linked Nts., 18.80% due 01/03/08 (BRL)	655,211	187,708
Brazilian Real Unsec. Credit Linked Nts., 19.85% due 01/02/09 (BRL)	752,072	186,808
Brazilian Real Unsec. Credit Linked Nts., 20.40% due 01/05/10 (BRL)	841,827	182,533
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/26/12 (COP)	186,420,823	96,297
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 03/15/07 (COP)	826,805	920,151
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/26/12 (COP)	315,900,000	163,180
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (COP)	352,000,000	181,828
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (COP)	348,809	387,387
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/26/12 (COP)	405,000,000	209,205
Dominican Republic Peso Credit Linked Nts., Zero Coupon due 03/10/06 (DOP)	220,008	245,140
Dominican Republic Peso Unsec. Credit Linked Nts. Zero Coupon due 03/31/06 (DOP)	174,119	175,139
Dominican Republic Peso Unsec. Credit Linked Nts. Zero Coupon due 04/27/06 (DOP)	70,201	69,970
Dominican Republic Peso Unsec. Credit Linked Nts., Zero Coupon due 03/03/06 (DOP)	404,266	455,834
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 12/29/05 (EGP)	470,000	76,810
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 01/12/06 (EGP)	1,540,000	250,884
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., Zero Coupon due 02/09/06 (EGP)	1,968,000	318,457
Egypt (The Arab Republic of) Pounds Unsec. Credit Linked Nts., 8.00% due 10/28/05 (EGP)	1,350,000	223,902
Zero Coupon due 05/02/06 208,541 207,665 Zero Coupon due 06/01/13	2,010,000	321,394
Zero Coupon due 08/25/05	184,555	182,342
Zero Coupon due 10/04/05	306,558	320,933
Zero Coupon due 05/15/06	182,758	183,697
Zero Coupon due 07/03/07	695,029	507,990
Zero Coupon due 01/02/10	72,877	73,408

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Credit Suisse First Boston Corp., US Dollar/South African Rand Linked Nts., Series FBI43, 1.196% due 05/23/22 (c)	$245,000	$238,606
Credit Suisse First Boston Corp. (Cayman), Russia (Government of) Linked Bonds, Series 24, 15.00% due 09/02/05 (RUB)	564,000	20,153
Russia (Government of) Linked Nts., Series 24, 15.00% due 09/02/05 (RUB)	12,300,000	441,649
Turkey (Republic of) Credit Linked Nts., Series EMG 7 15.00% due 02/10/10 (TRY)	1,013,000	815,722
Credit Suisse First Boston Corp. (Nassau Branch), Turkey (Republic of) Credit Linked Nts., 20.00% due 10/18/07	120,000	133,513
Turkey (Republic of) Credit Linked Nts., Series EM 868, Zero Coupon due 08/24/05 (c)	745,000	729,936
Turkey (Republic of) Credit Linked Nts., Series EM 872, Zero Coupon due 10/20/05 (c)(TRY)	190,450	160,230
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20.00% due 10/18/07 (TRY)	582,230	538,177
Turkey (Republic of) Credit Linked Nts., Series EMG4, 18.70% due 07/05/06 (TRY)	650,323	419,003
Turkey (Republic of) Credit Linked Nts., Series NAS 316, Zero Coupon due 02/23/06 (TRY)	207,000	192,175
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09 (UAH)	224,000	53,013
Credit Suisse First Boston International, Lukoil Credit Linked Nts., Series FBI 105, 7.25% due 11/19/09 (RUB)	9,640,000	337,046
Moscow (City of) Credit Linked Nts., Series FBI 101, 10.00% due 12/31/10 (RUB)	8,645,000	335,005
Moscow (City of) Credit Linked Nts., Series FBI 98, 11.00% due 04/21/09 (RUB)	8,895,000	338,961
OAO Gazprom Credit Linked Nts., 8.11% due 01/21/07 (RUB)	9,335,000	332,578
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09 (UAH)	745,000	176,316
Deutsche Bank AG, European Investment Bank CreditBonds, Zero Coupon due 01/19/10 (a)	240,000	188,040
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15	280,000	249,452
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13 (f)	320,000	369,888
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13 (f)(IDR)	2,964,800,000	351,128
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25% due 06/22/13	294,400	340,297
Nigeria (Federal Republic of) Credit Linked Nts., Zero Coupon due 08/17/05 (f)(NGN)	21,900,000	157,331

The accompanying notes are an integral part of these financial statements.

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
Philippines (Republic of) Credit Linked Nts., 12.00% due 01/31/09 (f)(PHP)	$8,080,000	$151,209
Philippines (Republic of) Linked Nts., 12.375% due 11/04/09 (f)(PHP)	15,700,000	295,719
Philippines (Republic of) Linked Nts., 12.375% due 02/24/15 (f)(PHP)	2,770,000	51,382
Romania (The State of) Leu Linked Nts., 11.49% due 12/06/06 (ROL)	2,628,800,000	96,620
Russian Federation Linked Nts., 8.33% due 12/02/09 (RUB)	6,685,000	237,536
Ukraine (Republic of) Credit Linked Nts., 10.208% due 07/01/09 (f)(UAH)	1,387,000	324,938
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	92,000	21,126
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09 (UAH)	325,000	74,628
Ukraine (Republic of) Hryvnia Credit Linked Nts., 29.25% due 05/31/06 (UAH)	588,000	124,298
Videocon International Ltd. Credit Linked Nts, 4.95% due 12/29/09 (f)	590,000	589,410
Deutsche Bank AG (London Branch), Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10 (BRL)	600,000	346,500
Egypt (Republic of), Zero Coupon due 03/09/06 (EGP)	790,000	125,956
JP Morgan Chase Bank, Brazil (Federal Republic of) Linked Nts., Zero Coupon due 01/02/15 (BRL)	3,730,000	435,921
Brazil (Federal Republic of) Linked Nts., Zero Coupon due 01/02/15 (BRL)	1,250,600	146,156
Lehman Brothers International, Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/08/10 (ROL)	2,798,000,000	99,021
Turkey (Republic of) Treasury Bills Total Return Linked Nts., Zero Coupon due 08/24/05	475,000	458,708
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20.00% due 10/18/07 (TRY)	611,171	558,883
Lehman Brothers Special Financing, Inc.,
Mexican Fixed Rate Bonds-Mto, 10.50% due 07/14/11 (MXN)	6,300,000	632,597
Moscow (City of), Zero Coupon due 03/30/10 (RUB)	8,285,000	308,510
Romania (The State of),
Zero Coupon due 03/05/07 (ROL)	1,180,000,000	40,193
Zero Coupon due 04/18/08 (ROL)	1,700,000,000	56,999
7.75% due 04/18/08 (ROL)	700,000,000	23,470
7.25% due 04/18/10 (ROL)	710,000,000	24,152
Romania (The State of) Linked Nts., 6.50% due 03/08/10 (ROL)	7,545,000,000	250,827
Romania (The State of) Treasury Bills Linked Nts., 6.75% due 03/10/08 (ROL)	8,800,000,000	293,990
Romania (The State of) Treasury Bills Linked Nts., 7.90% due 02/11/08 (ROL)	6,403,000,000	221,975
UBS AG, Israel (State of) Shekel Linked Nts., 7.50% due 04/05/14 (ILS)	1,742,800	421,125

Atlas Strategic Income Fund	(continued)
	face amount or units (i & j)	market value (note 1)
OAO Gazprom III Credit Nts., Zero Coupon due 07/05/06	$760,000	$800,821
Ukraine Government, Zero Coupon due 12/30/09 (UAH)	1,460,000	344,484
Total Structured Instruments (cost: $22,987,051)		24,162,597

	expiration date	strike price		contracts/ face subject to call/put
Options Purchased - .01%
Israeli Shekel Call	09/05	4.4565		4,950,000	2,436
Mexican Peso Call	09/05	10.696		8,200,000	36,088
Mexican Peso Put	10/05	11.449		360,000	-
Total Options Purchased (cost: $8,467)					38,524
Swaptions Purchased - .01%
Deutsche Bank Swaption	10/05	0.794	BRL	1,640,000	6,256
Goldman Swaption	08/05	10.07	MXN	8,360,000	11,927
Merrill Lynch Swaption	09/05	10.35	MXN	1,670,000	3,720
Total Swaptions Purchased (cost: $18,474)					21,903

	face amount
Short-Term Investments - 7.76%
Triparty Repurchase Agreement dated June 30, 2005 with Investors Bank & Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019, with a value of $19,989,530	$19,597,578	19,597,578
U.S. Treasury Bills, 2.77% due 08/04/05	2,735,000	2,727,845
U.S. Treasury Bills, 2.785% due 08/04/05	2,090,000	2,084,502
Total Short-Term Investments (cost: $24,409,925)		24,409,925
Total Securities (cost: $322,284,470) - 103.98%		327,120,363
Other Assets and Liabilities, Net - (3.98)%		(12,366,028)
Net Assets - 100.00%		$314,754,335

Investment Category	Percent Of Net Assets
Corporate Bonds and Notes	32.20%
Foreign Government Obligations	28.67
Mortgage-Backed Obligations	16.27
Structured Instruments	7.68
U.S. Government Obligations	6.34
Asset-Backed Securities	2.28
Common Stocks	1.28
Loan Participations	0.80
Government-Sponsored Enterprises (Non-Mortgage-Backed)	0.53
Preferred Stocks	0.11
Rights, Warrants and Certificates	0.04
Options Purchased	0.01
Swaptions Purchased	0.01
Short-Term Investments	7.76
Forward Foreign Currency Contracts	0.53
Futures Contracts	0.02
Written Option/Swaption Contracts	(0.01)
Swap Agreements	1.01
105.53%

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund
	face amount	market value (note 1)
Asset-Backed Securities - .97%
Automobile - .40%
Honda Auto Receivables Owner Trust, Series 2005-3, Cl. A2,3.73% due 10/18/07 (k)	$1,050,000	$1,050,000
Commercial MBS - .57%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl. 1A2, 2.427% due 06/25/19	660,000	656,374
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	820,000	821,669
Total Asset-Backed Securities (cost: $2,524,870)		2,528,043
Mortgage-Backed Obligations - 101.91%
Government-Sponsored Enterprises - 101.53%
Fannie Mae,
4.50% due 07/01/20 (n)	3,667,000	3,649,809
5.00% due 06/01/18	28,559,145	28,901,476
5.00% due 07/01/34 (n)	44,965,000	44,965,000
5.50% due 09/01/17-12/01/33	92,495,668	94,047,128
6.00% due 02/01/17-10/01/32	33,637,653	34,542,844
6.00% due 07/01/19 (n)	5,000,000	5,168,750
6.50% due 10/01/30-08/01/32	21,411,844	22,211,582
6.50% due 07/01/31 (k)	99,053	102,747
6.50% due 07/01/35 (n)	22,868,000	23,661,245
7.50% due 12/01/17-01/01/30	1,392,271	1,490,090
8.00% due 12/01/24-02/01/28	1,838,667	1,981,433
8.50% due 08/01/14-03/01/27	587,620	639,958
9.00% due 06/01/21-04/01/25	379,423	418,049
9.50% due 10/01/20-11/01/20	711	4,710
Freddie Mac,
6.50% due 04/01/18-02/01/31	657,484	683,974
7.00% due 12/01/23-05/01/29	451,780	476,580
7.50% due 02/01/23-05/01/24	1,132,101	1,215,206
8.00% due 06/01/24-11/01/26	407,679	438,236
8.50% due 10/01/21-08/01/26	164,655	179,845
9.00% due 08/01/19-10/01/24	219,818	240,889
9.50% due 09/01/16-06/01/21	86,333	95,509
10.00% due 08/01/17-08/01/20	6,150	6,945
10.50% due 12/01/18-05/01/20	19,786	22,504
U.S. Government Agencies - .38%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	753,441	812,245
8.00% due 04/15/23-06/15/25	164,714	178,236
8.50% due 07/15/16	2,655	2,888
Total Mortgage-Backed Obligations (cost: $263,600,557)		266,137,878
Collateralized Mortgage Obligations - 30.89%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Cl. A2, 4.501% due 07/10/43	1,140,000	1,147,125
Series 2005-2, Cl. A4, 4.783% due 07/10/43	1,400,000	1,424,063
Banc of America Mortgage Securities, Series 2005-E, Cl. 2A2, 4.994% due 06/25/35 (c)	383,243	383,225
Countrywide Alternative Loan Trust, Collateralized Mortgage Obligation, Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	2,915,865	2,999,983

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Fannie Mae, Collateralized Mortgage Obligation,
Series 2005-71, Cl. DB, 4.50% due 08/25/25	$4,000,000	$3,880,000
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	508,000	530,358
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	2,078,448
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,650,010
Series 1998-70, Cl. H, 6.50% due 12/20/28	998,359	1,049,922
Fannie Mae, Floating Collateralized Mortgage Obligation,
Series 2004-31, Cl. F, 3.61% due 06/25/30 (c)	5,084,929	5,088,655
Series 2002-74, Cl. KF, 3.66% due 03/25/17 (c)	3,937,587	3,947,311
Series 2003-25, Cl. CF, 3.66% due 03/25/17 (c)	8,105,428	8,131,451
Series 2002-83, Cl. FC, 3.71% due 06/25/15 (c)	5,000,000	5,017,152
Fannie Mae, Interest-Only Floating Mortgage-Backed Security,
Series 2005-40, Cl. SA, 3.386% due 05/25/35 (c)(g)	9,511,443	578,017
Series 2005-71, CL. SA, 3.43% due 07/25/25 (c)(g)	2,380,000	145,031
Series 2005-40, Cl. SB, 3.44% due 05/25/35 (c)(g)	8,727,778	579,097
Series 2005-63, Cl. SA, 3.53% due 10/25/31 (c)(g)	500,000	27,110
Fannie Mae, Interest-Only Mortgage-Backed Security, Series 2005-63, Cl. X, 0.75% due 10/25/31 (g)	10,000	170
Fannie Mae, Interest-Only Stripped Mortgage-Backed Security,
Series 333, Cl. 2, 5.50% due 03/01/33 (g)	1,782,319	316,726
Series 338, Cl. 2, 5.50% due 06/01/33 (g)	1,910,596	339,817
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	3,776,850	618,970
Series 331, Cl. 9, 6.50% due 02/01/33 (g)	4,869,716	828,912
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	3,352,982	615,766
Freddie Mac, Collateralized Mortgage Obligation,
Series 2613, Cl. BM, 2.25% due 04/15/16	5,971,096	5,925,668
Series 2547, Cl. B4, 2.75% due 06/15/18	102,083	101,943
Series 2551, Cl. EA, 4.00% due 12/15/12	1,960,004	1,956,740
Series 2016, Cl. G, 6.50% due 04/15/28	623,890	649,085
Series 2058, Cl. TE, 6.50% due 05/15/28	608,218	632,064
Series 2072, Cl. A, 6.50% due 07/15/28	2,245,294	2,317,063
Series 2078, Cl. PE, 6.50% due 08/15/28	1,155,091	1,200,547

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government and Mortgage Securities Fund	(continued)
	face amount	market value (note 1)
Freddie Mac, Floating Collateralized Mortgage Obligation,
3.57% due 05/15/22 (c)	$9,920,023	$9,966,391
3.57% due 11/15/32 (c)	4,028,860	4,047,387
3.62% due 10/15/32 (c)	3,646,896	3,663,164
3.72% due 03/15/32 (c)	999,094	1,007,902
Freddie Mac, Interest-Only Floating Mortgage-Backed Security,
Series 3000, CL. SE, 2.82% due 07/15/25 (c)(g)	3,720,000	170,888
Series 2136, Cl. SG, 4.43% due 03/15/29 (c)(g)	5,203,264	444,192
Series 2399, Cl. SG, 4.73% due 12/15/26 (c)(g)	3,285,330	308,521
Series 2493, Cl. S, 4.88% due 09/15/29 (c)(g)	411,086	40,731
Freddie Mac, Interest-Only Stripped Mortgage-Backed Security,
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	994,623	163,276
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	1,148,052	201,069
Series 183, Cl. IO, 7.00% due 04/01/27 (g)	2,265,453	404,263
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	3,538,032	631,537
Government National Mortgage Association, Collateralized Mortgage Obligation,
Series 2001-33, Cl. PA, 5.50% due 04/20/31	182,007	182,443
Series 1998-22, Cl. PD, 6.50% due 09/20/28	1,230,484	1,283,070
Government National Mortgage Association, Floating Collateralized Mortgage Obligation,
Series 2002-76, Cl. FG, 3.49% due 10/16/29 (c)	3,680,774	3,703,017
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	282,378
Total Collateralized Mortgage Obligations (cost: $80,872,115)		80,660,658
Short-Term Investments - 4.50%
Federal Home Loan Bank, Disc. Nts., 3.12% due 07/14/05	10,000,000	9,988,733
Repurchase Agreement dated June 30, 2005 with Investors Bank & Trust Co., effective yield of 1.75%, due July 1, 2005, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2019, with a value of $1,774,628	1,774,543	1,774,543
Total Short-Term Investments (cost: $11,763,276)		11,763,276
Total Securities (cost: $358,760,818) - 138.27%		361,089,855
Other Assets and Liabilities, Net - (38.27)%		(99,947,641)
Net Assets - 100.00%		$261,142,214

Atlas U.S. Government and Mortgage Securities Fund	(continued)

Investment Category	Percent Of Net Assets
Mortgage-Backed Obligations	101.91%
Collateralized Mortgage Obligations	30.89
Asset-Backed Securities	0.97
Short-Term Investments	4.50
138.27%

Atlas California Municipal Money Fund
	face amount	market value (note 1)
Commercial Paper - 10.76%
General Obligations - 10.76%
Regents of University of California, 2.82% due 07/13/05	$1,500,000	$1,500,000
State Infrastructure & Economic Development Bank, 2.10% due 08/09/05	600,000	600,000
Ventura County Public Finance Authority,
2.50% due 09/08/05	1,400,000	1,400,000
2.85% due 10/03/05	1,700,000	1,700,000
Total Commercial Paper (cost: $5,200,000)		5,200,000
Fixed Rate Bonds and Notes - 7.12%
California Unified School District, 4.00% due 07/06/06	1,800,000	1,824,840
Freemont, Tax and Revenue Anticipation Notes, 3.00% due 10/06/05	400,000	401,475
Los Altos, California School District, 4.00% due 07/06/06	1,000,000	1,013,800
Los Angeles, Unified School District, Tax and Revenue Anticipation Notes, Series A, 3.00% due 09/01/05	200,000	200,504
Total Fixed Rate Bonds and Notes (cost: $3,440,619)		3,440,619
Variable Rate Demand Notes * - 85.83%
Bay Area Toll Authority, Toll Bridge Revenue, Series A, AMBAC Insured, 2.19% due 04/01/36	1,100,000	1,100,000
Big Bear Lake, Industrial Revenue, Southwest Gas Corp. Project, Series A, AMT, 2.28% due 12/01/28	1,400,000	1,400,000
California State Economic Recovery, 2.15% due 07/01/23	1,300,000	1,300,000
Grant, Joint Union High School District, Bridge Funding Program, FSA Insured, 2.20% due 07/01/37	300,000	300,000
Irvine, Unified School District, Special Tax Refunding,
Community Facilities District 01-1, 2.20% due 09/01/38	1,000,000	1,000,000
Community Facilities District 03-1, 2.20% due 09/01/39	600,000	600,000
Los Angeles, Unified School District, COP, Belmont Learning Complex, Series A, 2.16% due 12/01/17	400,000	400,000
Los Angeles, Wastewater System Revenue, Series A, FGIC Insured, 2.15% due 12/01/31	600,000	600,000

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

Atlas California Municipal Money Fund	(continued)
	face amount	market value (note 1)
Oakland, COP, Capital Equipment Project, 2.30% due 12/01/15	$500,000	$500,000
State University Financing Authority Revenue, Rental Housing, 1.60% due 08/01/31	400,000	400,000
State, General Obligation,
Series B-1, 2.20% due 05/01/34	3,500,000	3,500,000
Series B-3, 2.20% due 05/31/34	200,000	200,000
State, General Obligation, Kindergarten University,
Series A-1, 2.20% due 05/01/34	1,800,000	1,800,000
Series B-2, 2.15% due 05/01/34	300,000	300,000
Tulare, Health Care District, Health Facilities Revenue, 2.25% due 12/01/32	700,000	700,000
Alameda County Industrial Development Authority Revenue, Tool Family Partnership, Series A, AMT, 2.55% due 07/01/27	800,000	800,000
Anaheim, COP, 1993 Refinancing Projects, 2.21% due 08/01/19	1,400,000	1,400,000
Concord Multi-Family Mortgage Revenue, FNMA Insured, 2.23% due 07/15/18	1,250,000	1,250,000
Los Angeles, Community Development, COP, Willowbrook Project, 2.25% due 11/01/15	1,500,000	1,500,000
Modesto, Multi-Family Housing Revenue, Shadowbrook Apartments, Series A, FNMA Insured, 2.24% due 05/15/31	1,000,000	1,000,000
Orange County, Apartment Development Revenue, Aliso Creek Project, Series B, 2.17% due 11/01/22	1,600,000	1,600,000
Riverside County Housing Authority, Multi-Family Housing Mortgage Revenue, Mountain View Apartments, Series A, 2.09% due 08/01/25	675,000	675,000
Sacramento, Sanitation District Financing Authority Revenue, Series C, 2.25% due 12/01/30	1,500,000	1,500,000
San Francisco, City & County Redevelopment Agency, Multi-Family Revenue, Fillmore Center Project B-1, 2.29% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue, Hayes Mansion, Series D, 2.26% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue, Series B, FSA Insured, 2.22% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue,
Series B-3, 2.15% due 05/01/22	900,000	900,000
Series B-6, 2.28% due 05/01/22	1,600,000	1,600,000
Series C-12, 2.23% due 05/01/22	600,000	600,000
State Health Facilities Financing Authority Revenue,
Adventist Health System, Series B, 2.27% due 09/01/25	400,000	400,000
Catholic Healthcare, Series B, 2.51% due 07/01/16	800,000	800,000

Atlas California Municipal Money Fund	(continued)
	face amount	market value (note 1)
Scripps Memorial Hospital, Series B, 2.18% due 10/01/21	$300,000	$300,000
State Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust, Series A, 2.25% due 04/01/33	1,100,000	1,100,000
State Pollution Control Financing Authority, Pollution Control Revenue, Pacific Gas & Electric Corp.,
Series B, AMT, 2.30% due 11/01/26	1,000,000	1,000,000
Series C, 2.25% due 11/01/26	2,500,000	2,500,000
Statewide Communities Development Authority,
Pollution Control Revenue, Chevron USA, Inc. Project, 2.18% due 05/15/24	250,000	250,000
Robert Louis Stevenson Development, 2.26% due 02/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 2.33% due 12/15/24	1,500,000	1,500,000
Total Variable Rate Demand Notes * (cost: $41,475,000)		41,475,000
Total Securities (cost: $50,115,619) - 103.71%		50,115,619
Other Assets and Liabilities, Net - (3.71)%		(1,794,523)
Net Assets - 100.00%		$48,321,096

Investment Category	Percent Of Net Assets
Variable Rate Demand Notes	85.83%
Commercial Paper	10.76
Fixed Rate Bonds and Notes	7.12
103.71%

Atlas Money Market Fund
	face amount	market value (note 1)
Commercial Paper - 35.24%
Commercial Services - 4.16%
Salvation Army Eastern Trust, 3.40% due 10/04/05	$2,500,000	$2,500,000
Diversified Financial Services - 22.77%
AIG Funding, Inc.,
3.08% due 07/08/05	1,600,000	1,599,042
3.11% due 07/25/05	1,000,000	997,927
American Express Credit Corp., 3.15% due 08/08/05	2,100,000	2,093,017
General Electric Capital Corp., 3.24% due 07/25/05	2,500,000	2,494,600
KFW International Finance, Inc., 3.05% due 07/21/05	2,000,000	1,996,611
Prudential Funding LLC,
3.05% due 07/06/05	1,250,000	1,249,470
3.12% due 07/08/05	740,000	739,551
Rabobank USA Financial Corp., 3.34% due 07/01/05	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

Atlas Money Market Fund	(continued)
	face amount	market value (note 1)
Insurance - 4.15%
ING America Insurance Holdings,
3.15% due 08/24/05	$1,500,000	$1,492,913
3.25% due 08/17/05	1,000,000	995,757
Oil & Gas - 4.16%
Chevron Funding Corp., 3.23% due 07/07/05	2,500,000	2,498,654
Total Commercial Paper (cost: $21,157,542)		21,157,542
Certificates of Deposit - 12.49%
HSBC Bank USA, CD, 2.84% due 07/26/05	2,500,000	2,500,000
Lloyds Bank Plc, NY Branch, Yankee, 3.30% due 10/16/05	1,000,000	999,993
Toronto-Dominion Bank, 3.52% due 12/29/05	1,500,000	1,499,992
Wells Fargo Bank NA, 3.27% due 08/04/05	2,500,000	2,500,000
Total Certificates of Deposit (cost: $7,499,985)		7,499,985
Fixed Rate Bonds and Notes - 3.33%
Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue, Nuclear Project 3, Series B, MBIA Insured, 4.63% due 07/01/05	2,000,000	2,000,000
Total Fixed Rate Bonds and Notes (cost: $2,000,000)		2,000,000
Government-Sponsored Enterprises (Non-Mortgage-Backed) - 1.83%
Federal Home Loan Discount Note, 2.95% due 07/07/05	1,100,000	1,099,459
Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $1,099,459)		1,099,459
Variable Rate Demand Notes * - 46.34%
Alaska, Housing Finance Corp.,
3.12% due 07/01/05	1,300,000	1,300,000
3.22% due 08/02/05	1,200,000	1,193,346
Cleveland, Ohio, Airport System Revenue, Series E, 3.34% due 01/01/20	2,000,000	2,000,000
New Jersey, Economic Development Authority Revenue, MSNBC/CNBC, Series B, 3.069% due 10/01/21	2,500,000	2,500,000
New York, State Dormitory Authority Revenue, Series A, MBIA Insured, 3.32% due 12/15/14	2,425,000	2,425,000
New York, State Housing Finance Agency Revenue, Kew Gardens, Series B, 3.30% due 05/15/36	2,000,000	2,000,000
Oakland, Alameda County Coliseum Authority Lease Revenue, Series A-2, 3.33% due 08/09/05	2,500,000	2,500,000
Regents of the University of Michigan, University Revenue, Series E,
3.25% due 08/05/05	1,700,000	1,700,000
3.30% due 09/01/05	800,000	800,000
Rochester, New York, Institute of Technology, Series A, 3.44% due 11/01/21	900,000	900,000

Atlas Money Market Fund	(continued)
	face amount	market value (note 1)
Sacramento County, California Taxable Pension, Series C, 3.31% due 08/03/22	$1,400,000	$1,400,000
Texas, Public Finance Authority Revenue, Unemployment, Series D-2, 3.19% due 08/08/05	2,500,000	2,500,000
Transmission Authority of Northern California, CA/OR Transmission Project, Series A, 3.25% due 08/01/05	2,500,000	2,500,000
Washington, Housing Finance Commission, Multi-Family Revenue, Mallard Lakes, Series B, 3.30% due 05/15/35	1,800,000	1,800,000
Renton Center, Series B, 3.35% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes* (cost: $27,828,346)		27,828,346
Total Securities (cost: $59,585,332) - 99.23%		59,585,332
Other Assets and Liabilities, Net - .77%		463,386
Net Assets - 100.00%		$60,048,718

Investment Category	Percent Of Net Assets
Variable Rate Demand Notes	46.34%
Commercial Paper	35.24
Certificates of Deposit	12.49
Fixed Rate Bonds and Notes	3.33
Government-Sponsored Enterprises (Non-Mortgage-Backed)	1.83
99.23%

Atlas U.S. Treasury Money Fund
	face amount	market value (note 1)
U.S. Government Obligations - 100.04%
U.S. Treasury Bills, 2.669% - 2.86% due 07/07/05 - 07/28/05	$16,680,000	$16,672,028
U.S. Treasury Notes, 5.75% due 11/15/05	1,570,000	1,586,688
Total U.S. Government Obligations (cost: $18,258,716)		18,258,716
Total Securities (cost: $18,258,716) - 100.04%		18,258,716
Other Assets and Liabilities, Net - (.04)%		(7,515)
Net Assets - 100.00%		$18,251,201

Investment Category	Percent Of Net Assets
U.S. Government Obligations	100.04%
100.04%

Statements of Investments in Securities and Net Assets  June 30, 2005 (unaudited)

*  Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

**  Security was under a no-trade restriction ending August 10, 2005.

(a)  Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the value of these securities amounted to $230,263 or 0.09% of net assets in the Global Growth Fund and $29,453,428 or 9.36% of net assets in the Strategic Income Fund.

(b)  Non-income producing security.

(c)  Represents the current interest rate for a variable rate security.

(d)  Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)  Represents the current interest rate for an increasing rate security.

(f)  Identifies issues considered to be illiquid. See Note 10 of Notes to Financial Statements.

(g)  Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)  Interest or dividend is paid in kind.

(i)  Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)  Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentine Peso  ILS - Israeli Shekel

AUD - Australian Dollar  JPY - Japanese Yen

BRL - Brazilian Real  MXN - Mexican Peso

CAD - Canadian Dollar  NZD - New Zealand Dollars

COP - Colombia Pesos  PLN - Polish Zloty

DEM - German Mark  ROL - Romanian Leu

DKK - Danish Krona  RUB - Russian Ruble

EUR - Euro  SEK - Swedish Krona

FRF - French Franc  TRL - Turkish Lira

GBP - British Pound  USD - United States Dollar

HUF - Hungary Forint  ZAR - South African Rand

IDR - Indonesian Rupiah

(k)  Securities in Strategic Income Fund and U.S. Government and Mortgage Securities Fund with an aggregate market value of $680,746 and $199,866, respectively, are held in collateralized accounts to cover initial margin requirements for open futures purchases and sales contracts.

(l)  Securities in Strategic Income Fund with an aggregate market value of $299,584 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.

(m)  Fair-valued security. See Note 1 of Notes to Financial Statements.

(n)  When-issued security to be delivered and settled after June 30, 2005.

(o)  All or part of this security position is on loan at June 30, 2005. The total value of securities on loan at June 30, 2005 is $1,341,375 for Balanced Fund, $2,519,202 for Emerging Growth Fund, $684,992 for Global Growth Fund, and $1,410,618 for Growth Opportunities Fund.

(p)  This security was purchased with cash collateral held from securities lending.

(q)  Securities with an aggregate market value of $2,318,125 have been designated to cover the following outstanding written call options and swaptions in the Strategic Income Fund:

	Number of Options Subject to Call/Put	Expiration Date	Exercise Price/ Strike Rate		Premium Received	Market Value (See Note 1)	Unrealized Appreciation (Depreciation)
Written Options:
Mexican Peso
Call	360	10/12/05	11.449	MXN	$-	$3,082	$(3,082)
	Notional Amount
Written Swaptions:
Deutsche Bank Australian Dollar Call
Swaption (f)(1)	$4,090,000	8/10/05	5.78	AUD	14,908	30,026	(15,118)
					$14,908	$33,108	$(18,200)

(1)  An option on an interest swap. If exercised, the fund will pay the strike rate in order to receive the 6 Month AUD-BBR-BBSW (Australian Financial Markets Association's bank-bill reference rate).

(r)  Issuer is in default.

The accompanying notes are an integral part of these financial statements.

(s)  The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$100,220,313	39.28%
Great Britain	38,123,910	14.94
Japan	21,402,246	8.39
France	17,705,351	6.94
Sweden	13,268,601	5.20
Germany	7,710,108	3.02
Canada	6,901,270	2.70
Korea, Republic of (South)	6,332,173	2.48
Brazil	6,034,396	2.37
Switzerland	5,868,858	2.30
Bermuda	5,601,431	2.20
Netherlands	5,454,509	2.14
Mexico	4,537,576	1.78
Hong Kong	4,233,259	1.66
Taiwan	2,147,906	0.84
India	2,080,666	0.82
Australia	1,601,203	0.63
Norway	1,218,761	0.48
Singapore	1,202,384	0.47
Italy	1,124,262	0.44
Finland	1,029,729	0.40
Portugal	720,618	0.28
Spain	621,195	0.24
	$255,140,725	100.00%

ADR = American Depositary Receipt	FSA = Financial Security Assurance Inc.
AMBAC = AMBAC Indemnity Corporation	GDR = Global Depositary Receipt
AMT = Alternative Minimum Tax	MBIA = Municipal Bond Investors Assurance
COP = Certificate of Participation	MBS = Mortgage-Backed Security
FGIC = Financial Guarantee Insurance Corporation

Statements of Assets and Liabilities  June 30, 2005 (unaudited)

	Stock Funds
	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth Opportunities Fund	S&P 500 Index Fund	Strategic Growth Fund	Value Fund
Assets:
Investment in securities, at identified cost	$46,224,801	$50,330,777	$73,685,221	$202,405,008	$346,594,135	$111,183,651	$73,090,639	$59,032,443
Investment in securities, at value[1]	$48,343,761	$57,558,895	$80,197,049	$255,140,725	$395,742,117	$114,017,649[2]	$80,161,854	$65,140,454
Cash	0	0	10,080	95,907	0	0	0	0
Receivables:
Securities sold	0	848,626	0	0	3,854,507	0	0	0
Fund's shares sold	50,187	38,239	130,574	397,172	324,111	151,843	131,144	536,775
Interest and dividends	335,925	64,984	107,716	517,310	252,148	490	61,993	104,204
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	0	0	0	0
Variation margin on futures contracts	0	0	0	0	0	0	0	0
Receivable for open swap contracts (Note 11)	0	0	0	0	0	0	0	0
Prepaid expenses	0	0	0	0	0	10,287	0	0
Total assets	48,729,873	58,510,744	80,445,419	256,151,114	400,172,883	114,180,269	80,354,991	65,781,433
Liabilities:
Payables for:
Securities purchased	79,410	392,615	115,700	387,110	4,738,491	0	0	0
Payable upon return of securities loaned	1,390,431	2,614,026	0	699,400	1,440,881	0	0	0
Fund's shares redeemed	3,790	11,171	16,526	84,898	241,883	90,049	16,356	23,324
Dividends	4,281	0	0	0	0	0	0	0
Accrued expenses:
Management fees (Note 5)	27,001	36,020	16,351	161,585	203,729	0	46,609	40,842
Distribution fees (Note 5)	9,643	11,256	0	52,492	81,463	23,783	16,646	12,763
Other	23,765	35,985	22,862	88,915	149,898	64,782	63,560	26,263
Swap contracts interest payable (Note 11)	0	0	0	0	0	0	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	0	0	0	0	0
Options written, at value (premiums received, $14,908) (Note 9)	0	0	0	0	0	0	0	0
Cash overdraft	0	0	0	0	0	0	0	0
Total liabilities	1,538,321	3,101,073	171,439	1,474,400	6,856,345	178,614	143,171	103,192
Net Assets	$47,191,552	$55,409,671	$80,273,980	$254,676,714	$393,316,538	$114,001,655	$80,211,820	$65,678,241
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$2,118,960	$7,228,118	$6,511,828	$52,730,093	$49,147,982	$2,784,603	$7,071,215	$6,108,011
Accumulated net realized gain (loss)	(10,094,113)	(3,830,738)	75,968	(10,853,069)	(5,158,785)	(1,699,882)	(55,107,537)	2,015,651
Undistributed net investment income (loss)	2,498	(153,635)	331,933	680,028	229,833	753,930	(194,666)	98,215
Paid-in capital	55,164,207	52,165,926	73,354,251	212,119,662	349,097,508	112,163,004	128,442,808	57,456,364
Net Assets	$47,191,552	$55,409,671	$80,273,980	$254,676,714	$393,316,538	$114,001,655	$80,211,820	$65,678,241
Net Asset Value Per Share:
Net assets	$47,191,552	$55,409,671	$80,273,980	$254,676,714	$393,316,538	$114,001,655	$80,211,820	$65,678,241
Shares outstanding	4,282,370	3,592,398	6,922,616	12,225,741	17,334,062	13,999,099	6,309,970	5,497,774
Net asset value per share and maximum offering price	$11.02	$15.42	$11.60	$20.83	$22.69	$8.14	$12.71	$11.95
Capital Shares Authorized	20,000,000	15,000,000	20,000,000	25,000,000	45,000,000	25,000,000	35,000,000	20,000,000

	Bond Funds					Money Funds
	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund
Assets:
Investment in securities, at identified cost	$46,679,829	$427,201,603	$140,227,801	$322,284,470	$358,760,818	$50,115,619	$59,585,332	$18,258,716
Investment in securities, at value[1]	$46,352,394	$451,647,793	$147,938,995	$327,120,363	$361,089,855	$50,115,619	$59,585,332	$18,258,716
Cash	7,123,642	0	9,459	234,151	0	842,117	28,892	869
Receivables:
Securities sold	0	0	1,027,630	9,546,098	39,717,627	0	0	0
Fund's shares sold	232,980	1,163,798	1,348,808	869,752	570,298	100,000	314,698	0
Interest and dividends	537,404	6,125,269	1,688,437	4,902,546	1,124,575	129,156	164,392	11,664
Unrealized appreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	4,103,404	0	0	0	0
Variation margin on futures contracts	0	0	0	69,319	28,859	0	0	0
Receivable for open swap contracts (Note 11)	0	0	0	3,162,688	0	0	0	0
Prepaid expenses	0	0	0	0	0	0	0	0
Total assets	54,246,420	458,936,860	152,013,329	350,008,321	402,531,214	51,186,892	60,093,314	18,271,249
Liabilities:
Payables for:
Securities purchased	0	8,377,000	7,608,360	31,632,029	140,796,320	2,838,640	0	0
Payable upon return of securities loaned	0	0	0	0	0	0	0	0
Fund's shares redeemed	230,843	74,769	2,237	223,335	85,949	0	0	0
Dividends	33,574	317,567	108,583	494,610	220,046	1,801	4,822	548
Accrued expenses:
Management fees (Note 5)	0	200,755	63,925	183,926	119,689	15,678	6,990	3,273
Distribution fees (Note 5)	11,010	91,252	29,057	64,220	53,666	0	11,788	0
Other	3,838	93,444	28,778	84,627	113,330	9,677	20,996	16,227
Swap contracts interest payable (Note 11)	0	0	0	102,690	0	0	0	0
Unrealized depreciation on forward foreign exchange currency contracts (Note 7)	0	0	0	2,435,441	0	0	0	0
Options written, at value (premiums received, $14,908) (Note 9)	0	0	0	33,108	0	0	0	0
Cash overdraft	0	32,387	0	0	0	0	0	0
Total liabilities	279,265	9,187,174	7,840,940	35,253,986	141,389,000	2,865,796	44,596	20,048
Net Assets	$53,967,155	$449,749,686	$144,172,389	$314,754,335	$261,142,214	$48,321,096	$60,048,718	$18,251,201
Net Assets Consist Of:
Net unrealized appreciation (depreciation)	$(327,435)	$24,446,190	$7,711,194	$7,571,620	$2,427,575	$0	$0	$0
Accumulated net realized gain (loss)	(222,145)	217,200	586,383	(993,559)	(4,713,334)	(321)	(952)	(20,819)
Undistributed net investment income (loss)	(15,105)	230,888	58,226	(15,351)	(21)	66,502	113,727	30,905
Paid-in capital	54,531,840	424,855,408	135,816,586	308,191,625	263,427,994	48,254,915	59,935,943	18,241,115
Net Assets	$53,967,155	$449,749,686	$144,172,389	$314,754,335	$261,142,214	$48,321,096	$60,048,718	$18,251,201
Net Asset Value Per Share:
Net assets	$53,967,155	$449,749,686	$144,172,389	$314,754,335	$261,142,214	$48,321,096	$60,048,718	$18,251,201
Shares outstanding	5,440,259	38,158,208	12,000,268	67,927,778	25,780,521	48,321,419	60,049,673	18,271,986
Net asset value per share and maximum offering price	$9.92	$11.79	$12.01	$4.63	$10.13	$1.00	$1.00	$1.00
Capital Shares Authorized	75,000,000	75,000,000	45,000,000	125,000,000	75,000,000	150,000,000	125,000,000	125,000,000

1  Including securities loaned of $1,341,375, $2,519,202, $684,992 and $1,410,618 by Balanced Fund, Emerging Growth Fund, Global Growth Fund
  and Growth Opportunities Fund, respectively.

2  Investment in Master Portfolio (Note 1).

The accompanying notes are an integral part of these financial statements.

Statements of Operations  For the period ended June 30, 2005 (unaudited)

	Stock Funds
	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth Opportunities Fund	S&P 500 Index Fund	Strategic Growth Fund	Value Fund
Investment Income:
Income:
Interest	$376,699	$21,054	$0	$98,741	$31,916	$60,756	$8,427	$17,818
Dividends	202,168	207,373	502,398	2,649,202	2,339,356	993,288	317,504	397,666
Total income	578,867	228,427	502,398	2,747,943	2,371,272	1,054,044	325,931	415,484
Expenses:
Management fees (Note 5)	160,142	212,244	92,421	946,701	1,210,339	141,269	282,511	198,017
Distribution fees (Note 5)	57,193	66,326	0	307,302	483,646	141,269	100,897	61,880
Transfer agency fees and expenses	26,615	47,585	29,515	142,669	219,753	93,536	82,422	18,510
Custodian fees and expenses	20,076	38,347	21,961	131,405	125,680	30,339	27,171	21,985
Trustees' fees	1,432	1,797	2,405	8,094	12,874	4,049	2,638	1,441
Registration fees	3,942	5,060	8,487	21,145	31,297	11,177	6,321	5,186
Accounting and legal fees	6,623	7,674	10,415	29,037	45,339	18,053	10,464	6,899
Reports to shareholders	2,422	4,277	3,715	14,015	20,921	8,891	6,566	2,393
Advisory fee to BGFA (Note 5)	0	0	0	0	0	28,250	0	0
Other	878	1,098	1,550	7,521	11,958	7,819	1,607	958
Total expenses	279,323	384,408	170,469	1,607,889	2,161,807	484,652	520,597	317,269
Management fees waived (Note 5)	0	0	0	0	0	(141,269)	0	0
Distribution fees waived (Note 5)	0	0	0	0	0	0	0	0
Expense reimbursement (Note 5)	0	0	0	0	0	(39,729)	0	0
Net expenses	279,323	384,408	170,469	1,607,889	2,161,807	303,654	520,597	317,269
Net investment income (loss)	299,544	(155,981)	331,929	1,140,054	209,465	750,390	(194,666)	98,215
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	243,639	479,443	(4,556)	4,893,762	15,135,835	1,378,399	1,189,665	2,064,476
Closing of futures contracts	0	0	0	0	0	119,239	0	0
Closing and expiration of options written	0	0	0	0	0	0	0	0
Closing of swap contracts	0	0	0	0	0	0	0	0
Foreign currency transactions	0	0	0	(117,176)	0	0	0	0
Net realized gain (loss)	243,639	479,443	(4,556)	4,776,586	15,135,835	1,497,638	1,189,665	2,064,476
Net change in unrealized appreciation (depreciation) on:
Investments	(274,380)	(471,236)	662,504	(7,839,717)	(13,593,505)	(3,359,787)	(1,745,386)	1,272,630
Futures and options written	0	0	0	0	0	(50,136)	0	0
Translation of assets and liabilities denominated in foreign currencies	0	0	0	(10,214)	0	0	0	0
Net change in unrealized appreciation (depreciation)	(274,380)	(471,236)	662,504	(7,849,931)	(13,593,505)	(3,409,923)	(1,745,386)	1,272,630
Net realized and unrealized gain (loss)	(30,741)	8,207	657,948	(3,073,345)	1,542,330	(1,912,285)	(555,721)	3,337,106
Net increase (decrease) in net assets resulting from operations	$268,803	$(147,774)	$989,877	$(1,933,291)	$1,751,795	$(1,161,895)	$(750,387)	$3,435,321

	Bond Funds					Money Funds
	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S. Treasury Money Fund
Investment Income:
Income:
Interest	$951,369	$9,200,922	$2,846,173	$9,254,359	$6,547,294	$469,880	$775,385	$241,729
Dividends	0	0	0	26,974	0	0	0	0
Total income	951,369	9,200,922	2,846,173	9,281,333	6,547,294	469,880	775,385	241,729
Expenses:
Management fees (Note 5)	137,043	1,146,386	355,570	1,082,495	737,959	106,719	139,998	48,714
Distribution fees (Note 5)	62,293	521,085	161,623	377,750	335,436	53,360	69,999	24,357
Transfer agency fees and expenses	16,002	65,446	26,939	103,968	131,908	6,409	15,712	22,143
Custodian fees and expenses	21,226	122,324	49,762	188,141	145,148	17,469	22,507	9,722
Trustees' fees	1,717	13,883	4,245	9,976	9,052	1,365	1,887	576
Registration fees	4,751	2,676	11,425	25,475	21,300	12	4,664	1,486
Accounting and legal fees	7,318	48,814	15,932	35,560	32,339	5,575	7,912	3,441
Reports to shareholders	1,977	10,605	3,679	11,691	11,717	711	1,782	1,422
Advisory fee to BGFA (Note 5)	0	0	0	0	0	0	0	0
Other	1,046	8,438	2,583	9,299	5,507	759	1,143	342
Total expenses	253,373	1,939,657	631,758	1,844,355	1,430,366	192,379	265,604	112,203
Management fees waived (Note 5)	(137,043)	0	0	0	0	(12,546)	(115,393)	(15,344)
Distribution fees waived (Note 5)	(15,163)	0	0	0	0	(53,360)	0	(24,357)
Expense reimbursement (Note 5)	(54,039)	0	0	0	0	0	0	0
Net expenses	47,128	1,939,657	631,758	1,844,355	1,430,366	126,473	150,211	72,502
Net investment income (loss)	904,241	7,261,265	2,214,415	7,436,978	5,116,928	343,407	625,174	169,227
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments (net of premiums on options exercised)	(113,436)	265,702	310,507	2,990,031	(377,237)	0	0	(953)
Closing of futures contracts	0	0	0	421,207	117,579	0	0	0
Closing and expiration of options written	0	0	0	(47,538)	0	0	0	0
Closing of swap contracts	0	0	0	(541,199)	0	0	0	0
Foreign currency transactions	0	0	0	620,738	0	0	0	0
Net realized gain (loss)	(113,436)	265,702	310,507	3,443,239	(259,658)	0	0	(953)
Net change in unrealized appreciation (depreciation) on:
Investments	(129,177)	5,269,600	1,498,438	(9,788,594)	(285,749)	0	0	0
Futures and options written	0	0	0	1,264,642	98,538	0	0	0
Translation of assets and liabilities denominated in foreign currencies	0	0	0	1,882,519	0	0	0	0
Net change in unrealized appreciation (depreciation)	(129,177)	5,269,600	1,498,438	(6,641,433)	(187,211)	0	0	0
Net realized and unrealized gain (loss)	(242,613)	5,535,302	1,808,945	(3,198,194)	(446,869)	0	0	(953)
Net increase (decrease) in net assets resulting from operations	$661,628	$12,796,567	$4,023,360	$4,238,784	$4,670,059	$343,407	$625,174	$168,274

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Stock Funds
	Balanced Fund		Emerging Growth Fund		Fund of Funds		Global Growth Fund
	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$299,544	$273,077	$(155,981)	$(197,747)	$331,929	$407,795	$1,140,054	$431,552
Net realized gain (loss) on investments and foreign currency	243,639	2,847,546	479,443	3,682,443	(4,556)	110,763	4,776,586	6,986,635
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(274,380)	30,951	(471,236)	2,632,316	662,504	4,385,813	(7,849,931)	26,084,782
Net increase (decrease) in net assets resulting from operations	268,803	3,151,574	(147,774)	6,117,012	989,877	4,904,371	(1,933,291)	33,502,969
Distributions to Shareholders:
From net investment income	(298,867)	(272,751)	0	0	0	(407,820)	0	(607,069)
From net realized gain	0	0	0	0	0	0	0	0
Total distributions	(298,867)	(272,751)	0	0	0	(407,820)	0	(607,069)
Capital Share Transactions:
Net proceeds from sales of shares	8,095,407	14,713,712	11,162,231	27,500,965	27,012,838	53,516,865	37,350,141	87,063,880
Reinvestment of distributions	290,770	263,792	0	0	1,228	398,561	757	598,217
Cost of shares redeemed	(4,910,527)	(6,044,652)	(7,846,795)	(13,718,556)	(13,150,089)	(12,981,929)	(23,142,958)	(37,599,399)
Net increase (decrease) in net assets resulting from capital share transactions	3,475,650	8,932,852	3,315,436	13,782,409	13,863,977	40,933,497	14,207,940	50,062,698
Net increase (decrease) in net assets	3,445,586	11,811,675	3,167,662	19,899,421	14,853,854	45,430,048	12,274,649	82,958,598
Net Assets:
Beginning of period	43,745,966	31,934,291	52,242,009	32,342,588	65,420,126	19,990,078	242,402,065	159,443,467
End of period	$47,191,552	$43,745,966	$55,409,671	$52,242,009	$80,273,980	$65,420,126	$254,676,714	$242,402,065

	Growth Opportunities Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund
	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$209,465	$1,023,690	$750,390	$1,551,504	$(194,666)	$(95,639)	$98,215	$135,979
Net realized gain (loss) on investments and foreign currency	15,135,835	26,107,658	1,497,638	4,809,998	1,189,665	7,919,941	2,064,476	632,634
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(13,593,505)	8,434,796	(3,409,923)	3,743,703	(1,745,386)	(528,112)	1,272,630	3,804,959
Net increase (decrease) in net assets resulting from operations	1,751,795	35,566,144	(1,161,895)	10,105,205	(750,387)	7,296,190	3,435,321	4,573,572
Distributions to Shareholders:
From net investment income	0	(1,016,760)	0	(1,543,888)	0	0	0	(125,191)
From net realized gain	0	0	0	0	0	0	0	0
Total distributions	0	(1,016,760)	0	(1,543,888)	0	0	0	(125,191)
Capital Share Transactions:
Net proceeds from sales of shares	22,023,879	69,276,212	19,170,479	62,220,558	4,967,511	15,688,432	28,287,439	25,882,410
Reinvestment of distributions	0	995,406	0	1,493,364	0	0	0	118,484
Cost of shares redeemed	(31,577,763)	(57,960,223)	(16,833,758)	(29,377,250)	(8,324,011)	(15,900,950)	(3,942,563)	(4,349,330)
Net increase (decrease) in net assets resulting from capital share transactions	(9,553,884)	12,311,395	2,336,721	34,336,672	(3,356,500)	(212,518)	24,344,876	21,651,564
Net increase (decrease) in net assets	(7,802,089)	46,860,779	1,174,826	42,897,989	(4,106,887)	7,083,672	27,780,197	26,099,945
Net Assets:
Beginning of period	401,118,627	354,257,848	112,826,829	69,928,840	84,318,707	77,235,035	37,898,044	11,798,099
End of period	$393,316,538	$401,118,627	$114,001,655	$112,826,829	$80,211,820	$84,318,707	$65,678,241	$37,898,044

1  For the six months ended June 30, 2005.

2  For the year ended December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Bond Funds
	American		California Municipal		National Municipal Enterprise		Strategic Income Fund Bond Fund
	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$904,241	$965,584	$7,261,265	$12,425,726	$2,214,415	$4,022,068	$7,436,978	$11,899,071
Net realized gain (loss) on investments and foreign currency	(113,436)	(14,272)	265,702	681,251	310,507	496,534	3,443,239	3,723,229
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(129,177)	(127,632)	5,269,600	1,790,811	1,498,438	(105,654)	(6,641,433)	6,278,394
Net increase in net assets resulting from operations	661,628	823,680	12,796,567	14,897,788	4,023,360	4,412,948	4,238,784	21,900,694
Distributions to Shareholders:
From net investment income	(919,346)	(999,568)	(7,232,674)	(12,375,399)	(2,200,613)	(4,008,560)	(7,640,943)	(14,598,883)
From net realized gain	0	0	0	(718,456)	0	0	0	0
Total distributions	(919,346)	(999,568)	(7,232,674)	(13,093,855)	(2,200,613)	(4,008,560)	(7,640,943)	(14,598,883)
Capital Share Transactions:
Net proceeds from sales of shares	22,611,847	33,395,363	93,864,350	131,572,972	39,071,173	36,604,333	60,285,165	102,341,294
Reinvestment of distributions	721,633	778,320	5,317,212	9,506,471	1,579,576	2,924,477	4,557,441	8,378,689
Cost of shares redeemed	(12,415,470)	(11,009,267)	(47,960,631)	(83,564,153)	(16,043,186)	(26,305,054)	(38,357,745)	(88,736,195)
Net increase (decrease) in net assets resulting from capital share transactions	10,918,010	23,164,416	51,220,931	57,515,290	24,607,563	13,223,756	26,484,861	21,983,788
Net increase (decrease) in net assets	10,660,292	22,988,528	56,784,824	59,319,223	26,430,310	13,628,144	23,082,702	29,285,599
Net Assets:
Beginning of period	43,306,863	20,318,335	392,964,862	333,645,639	117,742,079	104,113,935	291,671,633	262,386,034
End of period	$53,967,155	$43,306,863	$449,749,686	$392,964,862	$144,172,389	$117,742,079	$314,754,335	$291,671,633

	Money Funds
	U.S. Government and Mortgage Bond Fund		California Municipal		Money Market Fund Securities Fund		U.S. Treasury Money Fund Money Fund Bond Fund
	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)	2005[1]	2004[2] (unaudited)
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$5,116,928	$8,385,282	$343,407	$160,384	$625,174	$612,470	$169,227	$105,054
Net realized gain (loss) on investments and foreign currency	(259,658)	(926)	0	0	0	20	(953)	(484)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(187,211)	(2,728,307)	0	0	0	0	0	0
Net increase in net assets resulting from operations	4,670,059	5,656,049	343,407	160,384	625,174	612,490	168,274	104,570
Distributions to Shareholders:
From net investment income	(5,116,949)	(8,673,388)	(276,905)	(160,384)	(511,447)	(612,470)	(138,322)	(105,054)
From net realized gain	0	0	0	0	0	0	0	0
Total distributions	(5,116,949)	(8,673,388)	(276,905)	(160,384)	(511,447)	(612,470)	(138,322)	(105,054)
Capital Share Transactions:
Net proceeds from sales of shares	18,238,072	56,609,036	33,377,546	30,645,305	59,545,416	108,622,844	5,918,815	6,849,385
Reinvestment of distributions	3,886,369	6,475,057	257,314	154,740	469,178	584,282	132,540	101,779
Cost of shares redeemed	(52,988,739)	(129,111,558)	(21,725,401)	(19,855,331)	(56,559,726)	(100,212,919)	(8,560,137)	(16,633,794)
Net increase (decrease) in net assets resulting from capital share transactions	(30,864,298)	(66,027,465)	11,909,459	10,944,714	3,454,868	8,994,207	(2,508,782)	(9,682,630)
Net increase (decrease) in net assets	(31,311,188)	(69,044,804)	11,975,961	10,944,714	3,568,595	8,994,227	(2,478,830)	(9,683,114)
Net Assets:
Beginning of period	292,453,402	361,498,206	36,345,135	25,400,421	56,480,123	47,485,896	20,730,031	30,413,145
End of period	$261,142,214	$292,453,402	$48,321,096	$36,345,135	$60,048,718	$56,480,123	$18,251,201	$20,730,031

1  For the six months ended June 30, 2005.

2  For the year ended December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Financial Highlights  selected data for a share outstanding throughout each period

	Stock Funds
	Balanced Fund						Emerging Growth Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.03	$10.17	$8.93	$11.20	$11.58	$12.96	$15.47	$13.40	$8.94	$14.09	$14.51	$18.79
Income From Investment Operations:[5]
Net investment income	0.06	0.08	0.07	0.14	0.18	0.26	(0.04)	(0.06)	(0.09)	(0.12)	(0.18)	(0.12)
Net realized and unrealized gain (loss) on investments	0.00	0.86	1.24	(2.27)	(0.38)	(1.37)	(0.01)	2.13	4.55	(5.03)	(0.24)	(4.16)
Total from investment operations	0.06	0.94	1.31	(2.13)	(0.20)	(1.11)	(0.05)	2.07	4.46	(5.15)	(0.42)	(4.28)
Less Distributions:
From net investment income	(0.07)	(0.08)	(0.07)	(0.14)	(0.18)	(0.27)	0.00	0.00	0.00	0.00	0.00	0.00
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.07)	(0.08)	(0.07)	(0.14)	(0.18)	(0.27)	-	-	-	-	-	-
Net asset value, end of period	$11.02	$11.03	$10.17	$8.93	$11.20	$11.58	$15.42	$15.47	$13.40	$8.94	$14.09	$14.51
Total Return[3]	0.55%	9.24%	14.71%	-19.07%	-1.70%	-8.71%	-0.32%	15.45%	49.89%	-36.55%	-2.89%	-22.78%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$47,192	$43,746	$31,934	$25,258	$42,159	$45,966	$55,410	$52,242	$32,343	$14,578	$23,574	$25,939
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.22%	1.31%	1.33%	1.35%	1.22%	1.22%	1.45%	1.53%	1.89%	1.99%	1.67%	1.64%
After expense waivers and reimbursement	1.22%	1.31%	1.28%	1.31%	1.22%	1.22%	1.45%	1.53%	1.71%	1.60%	1.66%	1.55%
Ratio of net investment income to average net assets[4]	1.31%	0.79%	0.74%	1.45%	1.55%	2.07%	-0.59%	-0.46%	-0.84%	-1.20%	-1.40%	-0.72%
Portfolio turnover rate	50.95%	95.61%	27.91%	158.81%[6]	93.38%[6]	142.04%[6]	81.38%	197.56%	309.22%	248.05%	271.11%	173.69%

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate
(non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Excludes the effect of short-term "to be announced" security transactions.

7  For the Atlas Fund of Funds, does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

	Fund of Funds				Global Growth Fund
	June 30, 2005[1]	2004	2003	May 1, 2002[2] through Dec. 31, 2002	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.47	$10.50	$8.71	$10.00	$21.02	$17.89	$12.75	$16.52	$18.69	$19.28
Income From Investment Operations:[5]
Net investment income	0.05	0.10	0.10	0.10	0.09	0.04	0.01	0.00	(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.08	0.94	1.73	(1.33)	(0.28)	3.14	5.13	(3.77)	(2.16)	0.59
Total from investment operations	0.13	1.04	1.83	(1.23)	(0.19)	3.18	5.14	(3.77)	(2.17)	0.62
Less Distributions:
From net investment income	0.00	(0.07)	(0.04)	(0.06)	0.00	(0.05)	0.00	0.00	0.00	0.00
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.92)
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.29)
Total distributions	0.00	(0.07)	(0.04)	(0.06)	0.00	(0.05)	0.00	0.00	0.00	(1.21)
Net asset value, end of period	$11.60	$11.47	$10.50	$8.71	$20.83	$21.02	$17.89	$12.75	$16.52	$18.69
Total Return[3]	1.13%	9.92%	20.97%	-12.27%	-0.90%	17.79%	40.31%	-22.82%	-11.61%	3.24%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$80,274	$65,420	$19,990	$2,071	$254,677	$242,402	$159,443	$88,842	$115,042	$134,929
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.46%[6]	0.52%[6]	0.84%[6]	2.12%[6]	1.31%	1.35%	1.54%	1.48%	1.40%	1.34%
After expense waivers and reimbursement	0.46%[6]	0.52%[6]	0.73%[6]	0.85%[6]	1.31%	1.35%	1.54%	1.48%	1.40%	1.34%
Ratio of net investment income to average net assets[4]	0.84%	0.93%	1.04%	1.62%	0.93%	0.22%	0.06%	-0.03%	-0.08%	0.15%
Portfolio turnover rate	6.78%	37.44%	20.58%	27.55%	12.70%	19.96%	37.67%	39.23%	43.59%	53.89%

Financial Highlights  selected data for a share outstanding throughout each period

	Stock Funds
	Growth Opportunities Fund						S&P 500 Index Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000	June 30, 2005[1]	2004	2003	2002	2001	Aug. 16, 2000[2] through Dec. 31, 2000
Net asset value, beginning of period	$22.58	$20.60	$16.50	$20.17	$23.43	$26.61	$8.23	$7.56	$5.96	$7.77	$8.92	$10.00
Income From Investment Operations:[5]
Net investment income (loss)	0.01	0.06	(0.02)	0.01	0.03	0.24	0.05	0.12	0.09	0.08	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.10	1.98	4.12	(3.67)	(3.26)	(1.52)	(0.14)	0.66	1.56	(1.82)	(1.15)	(1.10)
Total from investment operations	0.11	2.04	4.10	(3.66)	(3.23)	(1.28)	(0.09)	0.78	1.65	(1.74)	(1.10)	(1.07)
Less Distributions:
From net investment income	0.00	(0.06)	0.00 [6]	(0.01)	(0.03)	(0.24)	0.00	(0.11)	(0.05)	(0.07)	(0.05)	(0.01)
From net capital gains	0.00	0.00	0.00	0.00	0.00	(1.64)	0.00	0.00	0.00	0.00	0.00	0.00
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.06)	0.00	(0.01)	(0.03)	(1.90)	0.00	(0.11)	(0.05)	(0.07)	(0.05)	(0.01)
Net asset value, end of period	$22.69	$22.58	$20.60	$16.50	$20.17	$23.43	$8.14	$8.23	$7.56	$5.96	$7.77	$8.92
Total Return[3]	0.49%	9.89%	24.87%	-18.14%	-13.79%	-4.90%	-1.09%	10.37%	27.74%	-22.37%	-12.36%	-10.66%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$393,317	$401,119	$354,258	$263,675	$365,552	$454,546	$114,002	$112,827	$69,929	$25,497	$22,007	$9,516
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.12%	1.14%	1.16%	1.12%	1.09%	1.02%	0.86%	0.89%	1.09%	1.06%	1.07%	2.66%
After expense waivers and reimbursement	1.12%	1.14%	1.16%	1.12%	1.09%	1.02%	0.54%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[4]	0.11%	0.27%	-0.11%	0.06%	0.15%	0.88%	1.33%	1.57%	1.29%	1.14%	0.88%	0.78%
Portfolio turnover rate	40.28%	101.63%	113.63%	110.13%	136.06%	66.14%	N/A	N/A	N/A	N/A	N/A	N/A

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate
(non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Dividends from net investment income are less than $0.005.

The accompanying notes are an integral part of these financial statements.

	Strategic Growth Fund						Value Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000	June 30, 2005[1]	2004	2003	May 1, 2002[2] through Dec. 31, 2002
Net asset value, beginning of period	$12.82	$11.67	$9.53	$13.09	$18.33	$20.53	$11.26	$9.70	$8.07	$10.00
Income From Investment Operations:[5]
Net investment income (loss)	(0.03)	(0.01)	(0.05)	(0.05)	(0.02)	0.03	0.02	0.07	0.11	0.07
Net realized and unrealized gain (loss) on investments	(0.08)	1.16	2.19	(3.51)	(5.22)	(2.01)	0.67	1.53	1.61	(1.93)
Total from investment operations	(0.11)	1.15	2.14	(3.56)	(5.24)	(1.98)	0.69	1.60	1.72	(1.86)
Less Distributions:
From net investment income	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00	(0.04)	(0.09)	(0.07)
From net capital gains	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00	0.00	0.00	0.00
In excess of realized gains	0.00	0.00	0.00	0.00	0.00	(0.17)	0.00	0.00	0.00	0.00
Total distributions	0.00	0.00	0.00	0.00	0.00	(0.22)	0.00	(0.04)	(0.09)	(0.07)
Net asset value, end of period	$12.71	$12.82	$11.67	$9.53	$13.09	$18.33	$11.95	$11.26	$9.70	$8.07
Total Return[3]	-0.86%	9.86%	22.46%	-27.20%	-28.59%	-9.65%	6.13%	16.47%	21.32%	-18.64%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$80,212	$84,319	$77,235	$62,507	$97,976	$155,895	$65,678	$37,898	$11,798	$6,888
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.29%	1.35%	1.40%	1.40%	1.26%	1.12%	1.28%	1.49%	1.84%	2.13%
After expense waivers and reimbursement	1.29%	1.35%	1.40%	1.40%	1.26%	1.12%	1.28%	1.40%	1.39%	1.32%
Ratio of net investment income to average net assets[4]	-0.48%	-0.12%	-0.45%	-0.48%	-0.15%	0.13%	0.40%	0.66%	1.29%	1.35%
Portfolio turnover rate	50.99%	115.49%	33.03%	101.71%	175.07%	53.78%	14.46%	85.38%	280.69%	247.30%

Financial Highlights  selected data for a share outstanding throughout each period

	Bond Funds
	American Enterprise Bond Fund			California Municipal Bond Fund
	June 30, 2005[1]	2004	May 1, 2003[2] through Dec. 31, 2003	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.98	$10.01	$10.05	$11.63	$11.56	$11.52	$11.16	$11.27	$10.48
Income From Investment Operations:[5]
Net investment income	0.18	0.33	0.20	0.20	0.41	0.42	0.47	0.50	0.51
Net realized and unrealized gain (loss) on investments	(0.06)	(0.01)	(0.01)	0.16	0.09	0.05	0.36	(0.11)	0.79
Total from investment operations	0.12	0.32	0.19	0.36	0.50	0.47	0.83	0.39	1.30
Less Distributions:
From net investment income	(0.18)	(0.35)	(0.23)	(0.20)	(0.41)	(0.43)	(0.47)	(0.50)	(0.51)
From net capital gains	0.00	0.00	0.00	0.00	(0.02)	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	(0.18)	(0.35)	(0.23)	(0.20)	(0.43)	(0.43)	(0.47)	(0.50)	(0.51)
Net asset value, end of period	$9.92	$9.98	$10.01	$11.79	$11.63	$11.56	$11.52	$11.16	$11.27
Total Return[3]	1.24%	3.21%	1.87%	3.14%	4.45%	4.16%	7.57%	3.51%	12.75%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$53,967	$43,307	$20,318	$449,750	$392,965	$333,646	$303,195	$246,188	$213,320
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.02%	1.08%	1.63%	0.93%	0.94%	0.93%	0.92%	0.92%	0.93%
After expense waivers and reimbursement	0.19%	0.03%	0.00%	0.93%	0.94%	0.93%	0.92%	0.92%	0.93%
Ratio of net investment income to average net assets[4]	3.62%	3.35%	2.96%	3.48%	3.58%	3.69%	4.15%	4.40%	4.74%
Portfolio turnover rate	23.34%	23.34%	28.03%	5.75%	10.25%	7.56%	19.79%	12.60%	12.25%

1  Unaudited.

2  Effective date of registation.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate
(non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Excludes the effect of short-term "to be announced" security transactions.

The accompanying notes are an integral part of these financial statements.

	National Municipal Bond Fund						Strategic Income Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.85	$11.78	$11.66	$11.16	$11.13	$10.50	$4.69	$4.55	$4.14	$4.20	$4.37	$4.67
Income From Investment Operations:[5]
Net investment income	0.20	0.43	0.42	0.47	0.50	0.52	0.11	0.20	0.20	0.29	0.36	0.39
Net realized and unrealized gain (loss) on investments	0.16	0.07	0.12	0.49	0.03	0.63	(0.05)	0.18	0.45	(0.04)	(0.17)	(0.30)
Total from investment operations	0.36	0.50	0.54	0.96	0.53	1.15	0.06	0.38	0.65	0.25	0.19	0.09
Less Distributions:
From net investment income	(0.20)	(0.43)	(0.42)	(0.46)	(0.50)	(0.52)	(0.12)	(0.24)	(0.24)	(0.31)	(0.35)	(0.27)
From net capital gains	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Tax return of capital distribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)	(0.12)
Total distributions	(0.20)	(0.43)	(0.42)	(0.46)	(0.50)	(0.52)	(0.12)	(0.24)	(0.24)	(0.31)	(0.36)	(0.39)
Net asset value, end of period	$12.01	$11.85	$11.78	$11.66	$11.16	$11.13	$4.63	$4.69	$4.55	$4.14	$4.20	$4.37
Total Return[3]	3.08%	4.36%	4.73%	8.81%	4.79%	11.24%	1.23%	8.73%	16.10%	6.31%	4.45%	2.05%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$144,172	$117,742	$104,114	$90,809	$67,991	$53,901	$314,754	$291,672	$262,386	$128,423	$102,923	$77,568
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.98%	0.99%	0.98%	0.97%	0.97%	1.01%	1.22%	1.24%	1.30%	1.30%	1.31%	1.36%
After expense waivers and reimbursement	0.98%	0.99%	0.98%	0.97%	0.97%	1.01%	1.22%	1.24%	1.30%	1.30%	1.31%	1.36%
Ratio of net investment income to average net assets[4]	3.42%	3.68%	3.62%	4.08%	4.44%	4.83%	4.92%	4.41%	4.53%	6.90%	8.31%	8.65%
Portfolio turnover rate	10.64%	15.26%	18.88%	22.27%	32.81%	20.12%	41.55%[6]	97.55%[6]	140.55%[6]	85.26%[6]	114.66%[6]	146.55%

Financial Highlights  selected data for a share outstanding throughout each period

	Bond Funds
	U.S. Government and Mortgage Securities Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.14	$10.24	$10.45	$10.10	$9.95	$9.61
Income From Investment Operations:[5]
Net investment income	0.19	0.26	0.32	0.50	0.56	0.60
Net realized and unrealized gain (loss) on investments	(0.01)	(0.09)	(0.21)	0.36	0.16	0.34
Total from investment operations	0.18	0.17	0.11	0.86	0.72	0.94
Less Distributions:
From net investment income	(0.19)	(0.27)	(0.32)	(0.51)	(0.57)	(0.60)
Total distributions	(0.19)	(0.27)	(0.32)	(0.51)	(0.57)	(0.60)
Net asset value, end of period	$10.13	$10.14	$10.24	$10.45	$10.10	$9.95
Total Return[3]	1.82%	1.72%	1.07%	8.69%	7.39%	10.21%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$261,142	$292,453	$361,498	$501,248	$317,583	$179,462
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	1.07%	1.04%	1.02%	1.00%	1.03%	1.03%
After expense waivers and reimbursement	1.07%	1.04%	1.02%	1.00%	1.03%	1.03%
Ratio of net investment income to average net assets[4]	3.82%	2.60%	3.11%	4.85%	5.53%	6.27%
Portfolio turnover rate	88.98%[6]	15.11%	43.71%	30.49%	19.75%	1.66%

1  Unaudited.

2  Commencement of operations.

3  Total returns assume purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate
(non-annualized) returns.

4  Annualized when the period presented is less than one year.

5  Per share information was calculated based on average shares.

6  Excludes the effect of short-term "to be announced" security transactions.

The accompanying notes are an integral part of these financial statements.

	Money Funds
	California Municipal Money Fund						Money Market Fund				U.S. Treasury Money Fund
	June 30, 2005[1]	2004	2003	2002	2001	2000	June 30, 2005[1]	2004	2003	March 4, 2002 through Dec. 31, 2002[2]	June 30, 2005[1]	2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:[5]
Net investment income	0.008	0.006	0.004	0.009	0.019	0.030	0.011	0.011	0.012	0.014	0.009	0.005	0.003	0.009	0.033	0.052
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000	0.000
Total from investment operations	0.008	0.000	0.004	0.009	0.019	0.030	0.011	0.011	0.012	0.014	0.009	0.005	0.003	0.009	0.033	0.052
Less Distributions:
From net investment income	(0.008)	(0.006)	(0.004)	(0.009)	(0.019)	(0.030)	(0.011)	(0.011)	(0.012)	(0.014)	(0.009)	(0.005)	(0.003)	(0.009)	(0.033)	(0.052)
Total distributions	(0.008)	(0.006)	(0.004)	(0.009)	(0.019)	(0.030)	(0.011)	(0.011)	(0.012)	(0.014)	(0.009)	(0.005)	(0.003)	(0.009)	(0.033)	(0.052)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.79%	0.59%	0.45%	0.86%	1.93%	3.03%	1.11%	1.06%	1.21%	1.45%	0.87%	0.48%	0.29%	0.93%	3.32%	5.35%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$48,321	$36,345	$25,400	$36,099	$39,266	$37,924	$60,049	$56,480	$47,486	$18,376	$18,251	$20,730	$30,413	$46,337	$75,962	$81,925
Ratio of expenses to average net assets:[4]
Before expense waivers and reimbursement	0.90%	0.95%	0.97%	0.91%	0.90%	0.94%	0.95%	0.95%	1.04%	1.27%	1.15%	1.10%	1.11%	1.02%	0.99%	1.02%
After expense waivers and reimbursement	0.59%	0.60%	0.60%	0.59%	0.61%	0.63%	0.54%	0.32%	0.00%	0.00%	0.74%	0.76%	0.78%	0.74%	0.73%	0.68%
Ratio of net investment income to average net assets[4]	1.61%	0.62%	0.46%	0.85%	1.92%	2.98%	2.23%	1.06%	1.17%	1.71%	1.74%	0.44%	0.30%	0.94%	3.31%	5.24%
Portfolio turnover rate	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Notes to Financial Statements  June 30, 2005 (unaudited)

1. Significant Accounting Policies

Atlas Funds (formerly known as Atlas Assets, Inc.), a Delaware business trust (the "Trust"), is an open-end investment management company registered under the Investment Company Act of 1940 ("1940 Act"), as amended, offering sixteen portfolios. The Trust currently consists of the Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Fund of Funds, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas National Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, the Atlas Money Market Fund, and the Atlas U.S. Treasury Money Fund (individually, a "Fund", or collectively, the "Funds"). All Funds are diversified with the exception of the Atlas Fund of Funds, the Atlas California Municipal Bond Fund and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a "feeder" fund in a "master-feeder" structure. As such, the Fund invests all of its assets in a separate mutual fund known as the "Master Portfolio". The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund's investment value in the Master Portfolio, which reflects the Fund's ownership in the net assets of the Master Portfolio, is 4.84% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included in this report and should be read in conjunction with the financial statements of the Atlas S&P 500 Index Fund.

The investment objective of the Money and Bond Funds is to seek a high level of current income consistent with prudent investment management. The Money Funds seek short-term yields with liquidity and stability of principal. The Bond Funds seek higher long-term yields for investors who can accept price fluctuations. The Stock Funds seek a varying mix of long-term capital growth and current income for investors who can accept price fluctuations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.  Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees. Fixed-income securities with an active market are valued at the "bid" price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less. Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less. All of the short-term securities are valued at amortized cost, which approximates market value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the closing bid price.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the "Adviser") to the Funds. Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Atlas Fund of Funds' investments are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.  Redemption Fee: A redemption fee of 2% is applied to shares of the Atlas Global Growth Fund that are redeemed within 60 days of their purchase. Redemption fees are recorded by the Fund as paid-in-capital. For the six months ended June 30, 2005, the Fund received $17,877 in redemption fees. Such fees amount to less than $0.01 per share.

c.  Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of June 30, 2005, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $1,135,391, representing 0.36% of the Fund's net assets.

d.  Municipal Bonds or Notes with "Puts": The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such right to resell is commonly known as a "put". In determining the weighted average maturity of the Money Funds' portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.  Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. For purposes of calculating the portfolio's weighted average maturity, the notes are generally assumed to mature on the interest reset date.

f.  Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment and tax-exempt income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax has been recorded.

g.  Security Transactions: Security transactions are recorded on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

h.  Allocation of Expenses, Income and Gains and Losses: Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. All other expenses are charged to each Fund as incurred on a specific identification basis.

i.  Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Interest on payment-in-kind debt securities is accrued as income at the coupon rate and a market adjustment is made at coupon payment date. Dividends are recorded on the ex-dividend date. Dividends-in-kind are recorded as income on the ex-dividend date at the current market value of the

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

underlying security. The Money Funds and the Bond Funds declare dividends daily. Dividends are reinvested and paid monthly. The Stock Funds, with the exception of the Atlas Balanced Fund, which is on a quarterly schedule, declare, pay and reinvest dividends annually. For the Atlas Balanced Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund and the Atlas Value Fund income has been recorded net of foreign withholding taxes of $563, $250,636, $24,268 and $167, respectively, in the accompanying Statements of Operations. Distributions of capital gains, if any, are generally declared and paid once a year.

j.  To-Be-Announced Securities: The Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase. TBA's are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of June 30, 2005 amounted to $19,131,963 and $77,455,204 for the Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

k.  Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

l.  Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (forward contracts) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

m.  Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

n.  Structured Notes: The Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2005, the market value of these securities comprised 7.68% of the Fund's net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities (See Note 7).

o.  Dollar Roll Transactions: The Atlas Balanced Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas Strategic Income Fund and the Atlas American Enterprise Bond Fund may engage in dollar reverse repurchase agreements ("dollar rolls"), which entail the simultaneous sale of mortgage-backed securities with an agreement to buy back similar (same type, coupon and maturity) but not identical mortgage-backed securities at a future date at a price less than the price at which the mortgage-backed securities were originally sold. These transactions are accounted for as sales and purchases. The differential in price between the sale price and repurchase price is recorded as realized gain (loss) on investments. Any associated fee income is recorded as ordinary income and amortized on a daily basis until settlement date. Pursuant to regulation, the Funds set aside sufficient investment securities as collateral to meet these commitments. Dollar roll transactions involve risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities.

p.  Foreign Currency Translation: Amounts denominated in or expected to settle in foreign currencies (FC) are translated into United States dollars at rates reported by selected pricing services on the following basis: market value of investment, other assets and liabilities-at the closing rate of exchange at the balance sheet date; purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates such transactions are recorded.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

q.  Securities Lending: The Atlas Balanced Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Income from securities lending, net of any fees paid to the approved borrowers or to the Fund's custodian bank which serves as the lending agent, is included in interest income on the Statement of Operations. Income from securities lending of $2,927, $9,178, $1,803, $1,901 and $89 was earned by Atlas Balanced Fund, Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas Growth Opportunities Fund and Atlas Strategic Growth Fund, respectively. As of June 30, 2005, the Balanced Fund, the Growth Opportunities Fund, the Global Growth Fund and the Emerging Growth Fund had securities on loan with aggregate market values of $1,341,375, $1,410,618, $684,992 and $2,519,202, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

r.  Classification of Distributions to Shareholders: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may vary from the characterization for Federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which distributions are made may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences, and differing characterization of distributions made by a Fund.

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

s.  Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Unrealized Appreciation/Depreciation-Tax Basis

As of June 30, 2005, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000's):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth Opportunities Fund	Strategic Growth Fund	Value Fund
Unrealized appreciation	$2,558	$7,664	$6,554	$57,997	$58,145	$9,126	$6,875
Unrealized depreciation	$(467)	$(613)	$(50)	$(5,318)	$(9,430)	$(2,055)	$(767)
Net unrealized appreciation (depreciation)	$2,091	$7,051	$6,504	$52,679	$48,715	$7,071	$6,108
Cost of securities for federal income tax purposes	$46,253	$50,508	$73,693	$202,462	$347,027	$73,091	$59,032

	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund	California Municipal Money Fund	Money Market Fund	U.S Treasury Money Fund
Unrealized appreciation	$73	$24,505	$7,721	$11,147	$3,276	$-	$-	$-
Unrealized depreciation	$(401)	$(59)	$(10)	$(6,339)	$(947)	$-	$-	$-
Net unrealized appreciation (depreciation)	$(328)	$24,446	$7,711	$4,808	$2,329	$-	$-	$-
Cost of securities for federal income tax purposes	$46,680	$427,202	$140,228	$322,312	$358,761	$50,116	$59,585	$18,259

At June 30, 2005 the following Funds had capital loss carryovers approximating these amounts for federal income tax purposes (in 000's):

	Expiring December 31,
	2005	2006	2007	2008	2009	2010	2011	2012
Balanced Fund	$-	$-	$-	$-	$-	$10,338	$-	$-
Emerging Growth Fund	$-	$-	$-	$120	$-	$4,036	$-	$-
Global Growth Fund	$-	$-	$-	$-	$-	$9,313	$5,964	$-
Growth Opportunities Fund	$-	$-	$-	$-	$-	$19,101	$-	$-
S&P 500 Index Fund	$-	$-	$-	$3	$286	$1,411	$313	$62
Strategic Growth Fund	$-	$-	$-	$-	$29,818	$26,198	$256	$-
Value Fund	$-	$-	$-	$-	$-	$37	$-	$-
American Enterprise Bond Fund	$-	$-	$-	$-	$-	$-	$54	$52
Strategic Income Fund	$-	$-	$-	$291	$927	$2,953	$-	$-
U.S. Government and Mortgage Securities Fund	$316	$52	$420	$1,546	$146	$184	$101	$187
Money Market Fund	$-	$-	$-	$-	$-	$-	$1	$-
U.S. Treasury Money Fund	$-	$5	$7	$2	$4	$1	$-	$-

Such amounts may be used to offset capital gains realized during the subsequent periods indicated and thereby relieve these funds and their shareholders of federal tax liability with respect to the capital gains that are so offset. It is the intention of the Funds not to make distributions from capital gains while they have a capital loss carryover.

3. Fund Share Transactions

The following is a summary of Fund share transactions for the periods ended June 30, 2005 and December 31, 2004 (in 000's):

	Balanced Fund		Emerging Growth Fund		Fund of Funds		Global Growth Fund
	2005	2004	2005	2004	2005	2004	2005	2004
Sold	744	1,383	736	1,956	2,381	4,979	1,829	4,642
Issued as reinvestment of dividends	27	25	-	-	-	35	-	28
Redeemed	(455)	(582)	(521)	(992)	(1,163)	(1,212)	(1,136)	(2,048)
Net increase	316	826	215	964	1,218	3,802	693	2,622

	Growth Opportunities Fund		S&P 500 Index Fund		Strategic Growth Fund		Value Fund
	2005	2004	2005	2004	2005	2004	2005	2004
Sold	999	3,295	2,372	8,044	394	1,300	2,476	2,577
Issued as reinvestment of dividends	-	44	-	182	-	-	-	11
Redeemed	(1,427)	(2,775)	(2,082)	(3,764)	(663)	(1,339)	(343)	(439)
Net increase (decrease)	(428)	564	290	4,462	(269)	(39)	2,133	2,149
	American Enterprise Bond Fund		California Municipal Bond Fund		National Municipal Bond Fund		Strategic Income Fund
	2005	2004	2005	2004	2005	2004	2005	2004
Sold	2,283	3,336	8,031	11,385	3,282	3,106	13,018	22,447
Issued as reinvestment of dividends	73	78	455	826	133	249	987	1835
Redeemed	(1,255)	(1,103)	(4,112)	(7,294)	(1,349)	(2,255)	(8,309)	(19,718)
Net increase	1,101	2,311	4,374	4,917	2,066	1,100	5,696	4,564
	U.S. Government and Mortgage Securities Fund		California Municipal Money Fund		Money Market Fund		U.S. Treasury Money Fund
	2005	2004	2005	2004	2005	2004	2005	2004
Sold	1,804	5,554	33,377	30,645	59,545	108,623	5,919	6,849
Issued as reinvestment of dividends	384	635	324	155	584	584	163	102
Redeemed	(5,245)	(12,660)	(21,725)	(19,855)	(56,560)	(100,213)	(8,560)	(16,634)
Net increase (decrease)	(3,057)	(6,471)	11,976	10,945	3,569	8,994	(2,478)	(9,683)

4. Purchases and Sales of Securities

Aggregate purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2005 were as follows (in 000's):

	Balanced Fund	Emerging Growth Fund	Fund of Funds	Global Growth Fund	Growth Opportunities Fund	Strategic Growth Fund
Purchases	$26,540	$46,403	$19,639	$56,599	$155,937	$40,957
Sales	$23,047	$42,442	$4,998	$29,690	$164,195	$43,611
	Value Fund	American Enterprise Bond Fund	California Municipal Bond Fund	National Municipal Bond Fund	Strategic Income Fund	U.S. Government and Mortgage Securities Fund
Purchases	$27,386	$15,723	$78,765	$36,261	$296,058	$687,701
Sales	$6,904	$10,982	$21,835	$12,315	$277,915	$602,176

5. Transactions With Affiliates and Related Parties

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Atlas Fund of Funds and supervises the provision of similar services to the Atlas Municipal Funds, the Atlas Money Market Fund and the Atlas U.S. Treasury Money Fund, by Boston Safe Advisers, Inc.; to the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Income Fund, and as of March 1, 2005 to the Atlas U.S. Government and Mortgage Securities Fund, by OppenheimerFunds, Inc. who succeeded the Adviser; to the Atlas American Enterprise Bond Fund by Madison Investment Advisors, Inc. (effective July 1, 2005, the Atlas American Enterprise Bond Fund will be managed by Oppenheimer Funds, Inc.); to the Atlas Balanced Fund by New York Life Investment Management LLC; to the Atlas Strategic Growth Fund by Renaissance Investment Management; to the Atlas Emerging Growth Fund by Turner Investment Partners; to the Atlas Value Fund by Hotchkis and Wiley Capital Management LLC (together, the "Subadvisers"); and to the Master Portfolio, in which the Atlas S&P 500 Index Fund invests, by Barclays Global Fund Advisors ("BGFA"). The Atlas S&P 500 Index Fund invests all of its assets in the Master Portfolio, a passively managed fund, which is advised by BGFA. Each Fund pays the Adviser a management fee for the investment management services, and the Adviser, in turn, pays the Subadvisers. In addition, the Atlas S&P 500 Index Fund pays directly to BGFA an annualized fee of .05% of its daily assets invested in the Master Portfolio. The management fee paid to the Adviser is based on an annual rate, equal to a percentage of each Fund's average daily net assets, and is paid monthly as follows: .50% of net assets up to $500 million and .475% of net assets over $500 million for the Money Funds; .55% of

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

net assets up to $500 million and .50% of net assets over $500 million for the Bond Funds other than Atlas Strategic Income Fund; .70% of net assets up to $100 million, .60% of net assets of the next $400 million and .50% of net assets over $500 million for the Stock Funds other than Atlas Emerging Growth Fund, Atlas Global Growth Fund, Atlas S&P 500 Index Fund and Atlas Value Fund; .75% of net assets up to $100 million, .70% of net assets of the next $400 million and .65% of net assets over $500 million for the Atlas Strategic Income Fund; .80% of net assets up to $100 million, .75% of net assets of the next $400 million and .70% of net assets over $500 million for the Atlas Emerging Growth Fund, the Atlas Global Growth Fund and Atlas Value Fund; and .25% of net assets up to $500 million and .23% of net assets over $500 million for the Atlas S&P 500 Index Fund and the Atlas Fund of Funds. At June 30, 2005, the following amounts were payable by the respective Funds to Atlas Advisers, Inc. for management services rendered: Balanced Fund, $27,001; Emerging Growth Fund, $36,020; Fund of Funds, $16,351; Global Growth Fund, $161,585; Growth Opportunities Fund, $203,729; Strategic Growth Fund, $46,609; Value fund, $40,842; California Municipal Bond Fund, $200,755; National Municipal Bond Fund, $63,925; Strategic Income Fund, $183,926; U.S. Government and Mortgage Securities Fund, $119,689; California Municipal Money Fund, $15,678; Money Market Fund, $6,990 and U.S. Treasury Money Market Fund, $3,273.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter for shares of each Fund pursuant to a Principal Underwriting Agreement. The Distributor receives payments under a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, the Trust may reimburse the Distributor up to a maximum of .25% per year of average daily net assets in each Fund, payable on a monthly basis. At June 30, 2005, the following amounts were payable by the respective Funds to Atlas Securities, Inc. for Plan services rendered: Balanced Fund, $9,643; Emerging Growth Fund, $11,256; Global Growth Fund, $52,492; Growth Opportunities Fund $81,463; S&P 500 Index Fund, $23,783; Strategic Growth Fund, $16,646; Value Fund, $12,763; American Enterprise Bond Fund, $11,010; California Municipal Bond Fund, $91,252; National Municipal Bond Fund, $29,057; Strategic Income Fund, $64,220; U.S. Government and Mortgage Securities Fund, $53,666; and Money Market Fund, $11,788.

The Atlas Fund of Funds invests in specific no load Atlas Funds that have varied expense and fee levels. Due to the varying proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Fund of Funds will vary.

Due to voluntary expense waivers in effect during the six months ended June 30, 2005, 12b-1 fees were assessed and paid to the Distributor at rates, varying by Fund, ranging from 0.00% to 0.25% per annum. 12b-1 fees due the Distributor were reduced in the aggregate amount of $92,880. Managment fees due the Adviser were reduced in the aggregate by $421,595. The Adviser also absorbed $93,768 in the aggregate of other Fund expenses during the period.

The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corporation. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and the Distributor.

At June 30, 2005, Golden West Financial Corporation, together with the Adviser and Distributor, owned 115,723 shares in the Emerging Growth Fund; 35,404 shares in the Fund of Funds; 1,000 shares in the S&P 500 Index Fund; 401,385 shares in the Value Fund; 78,881 shares in the American Enterprise Bond Fund; and 14,436,775 shares in the Money Market Fund.

6. Concentrations of Credit and Other Risks

There are certain concentrations of credit risk, which may subject the Funds to the effect of economic changes occurring in certain industries or sectors. At June 30, 2005:

The California Municipal Money Fund and the California Municipal Bond Fund have concentrations in California municipal securities.

The U.S. Government and Mortgage Securities Fund has a concentration in Fannie Mae and Freddie Mac securities.

The following Funds have industry concentrations greater than 10% of net assets:

The Balanced Fund has 14.37% in diversified financial services.

The Global Growth Fund has 13.18% in telecommunications.

The Growth Opportunities Fund has 10.37% in software and 10.24% in diversified financial services.

The Strategic Growth Fund has 12.15% in retail.

The Value Fund has 16.18% in insurance.

The Money Market Fund has 22.77% in diversified financial services.

The following Funds have sector concentrations greater than 10% of net assets:

The American Enterprise Bond Fund has 15.85% in Freddie Mac securities, 14.28% in Fannie Mae securities and 10.71% in diversified financial services.

The California Municipal Bond Fund has 32.72% in general obligation bonds.

The National Municipal Bond Fund has 17.14% in education, 13.89% in general obligation bonds, and 10.10% in transportation.

The California Municipal Money Fund has 17.88% in government obligation bonds, 15.42% in lease revenue, 14.12% in housing, and 13.03% in water and sewer.

The Money Market Fund has 14.33% in housing.

7. Forward Contracts

As of June 30, 2005, the Strategic Income Fund had open foreign currency contracts as follows:

	Settlement Date	Contract Amount (000's)		Market Value as of 6/30/05	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinean Peso	02/02/06	1,360	ARS	$460,835	$9,008
Brazilian Real	07/05/05-01/05/10	23,417	BRL	8,860,198	1,389,663
British Pound Sterling	07/06/05-09/09/05	2,082	GBP	3,730,655	(121,721)
Canadian Dollar	09/27/05	1,180	CAD	963,244	2,512
Chilean Peso	07/25/05	245,000	CLP	423,618	255
Czech Republic Koruna	08/23/05	10,600	CZK	427,048	(16,727)
Euro Dollar	07/05/05-09/09/05	12,965	EUR	15,688,422	(599,085)
Hungarian Forint	07/11/05	73,000	HUF	357,124	(21,900)
Indian Rupee	11/09/05-12/20/05	14,660	INR	335,158	9,718
Japanese Yen	07/05/05-11/28/05	2,739,000	JPY	24,907,235	(1,062,556)
Norwegian Krone	07/15/05	30,560	NOK	4,669,890	(132,465)
Polish Zloty	09/21/05	3,520	PLN	1,049,917	(84,835)
Republic of Korea Won	07/11/05-09/29/05	4,861,000	KRW	4,696,809	(105,801)
Russian Ruble	10/27/05	9,415	RUB	327,670	5,128
Slovakia Koruna	08/12/05-12/05/05	45,700	SLK	1,444,676	(16,166)
South African Rand	07/11/05	1,910	ZAR	286,037	(22,112)
Thai Baht	08/31/05	14,500	THB	350,779	(27,022)
Turkish Lira	07/05/05-02/01/08	3,697	TRL	2,350,419	196,744
				$71,329,734	(597,362)
Contracts to Sell:
Australian Dollar	12/05/05	4,140	AUD	$3,127,006	(55,126)
Brazilian Real	07/05/05	990	BRL	419,580	1,517
British Pound Sterling	07/06/05-11/09/05	5,152	GBP	9,214,318	454,805
Canadian Dollar	08/17/05	80	CAD	65,235	(458)
Colombian Peso	07/25/05-07/26/05	770,000	COP	330,899	283
Euro Dollar	07/05/05-12/05/05	30,655	EUR	37,187,615	1,580,066
Hungarian Forint	07/11/05	73,000	HUF	357,124	860
Japanese Yen	07/05/05-11/28/05	1,886,000	JPY	17,103,397	437,689
New Zealand Dollar	09/27/05	1,360	NZD	938,830	15,156
Norwegian Krone	07/15/05	30,560	NOK	4,669,890	(34,179)
Polish Zloty	07/01/05	1,581	PLN	472,998	(2,980)
Turkish Lira	07/05/05-02/08/06	3,192	TRL	2,331,626	(132,308)
				$76,218,518	2,265,325
Net unrealized gain					$1,667,963

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

8. Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets. The Statements of Assets and Liabilities reflect a receivable or payable for the daily variation margin.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of June 30, 2005, the Strategic Income Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 6/30/05	Unrealized Gain (Loss)
Contracts to Purchase:
Dax Index	09/05	4	$558,814	$827
Hang Seng Index	07/05	6	548,434	(1,353)
Japan Government Mini Bonds, 10 Yr.	09/05	5	636,667	1,255
United Kingdom Long Gilt	09/05	1	204,615	1,373
Nasdaq 100 Index	09/05	33	990,990	(29,197)
Euro-Bundesobligation	09/05	5	746,496	4,937
U.S. Long Bonds	09/05	87	10,331,250	58,687
S&P MIB Index	09/05	3	587,797	(688)
SPI 200 Index	09/05	7	567,565	3,059
U.S. Treasury Notes, 10 Yr.	09/05	48	5,446,500	3,896
FTSE 100 Index	09/05	1	91,788	997
			$20,710,916	43,793
Contracts to Sell:
Japan Government Bonds, 10 Yr.	09/05	2	$2,546,848	(14,679)
Nikkei 225 Index	09/05	6	625,175	(19,592)
S&P 500 Index	09/05	16	4,784,000	18,340
S&P TSE 60 Index	09/05	6	543,575	(4,187)
U.S. Treasury Notes, 2 Yr.	08/05	122	25,337,875	(2,760)
U.S. Treasury Notes, 5 Yr.	09/05	111	12,086,859	(20,833)
			$45,924,332	(43,711)
Net unrealized gain				$82

As of June 30, 2005, the U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

	Expiration Date	Number of Contracts	Market Value as of 6/30/05	Unrealized Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	09/05	66	$7,837,500	$135,967
U.S. Treasury Notes, 10 Yr.	09/05	31	3,517,531	6,331
			$11,355,031	142,298
Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	09/05	221	$45,898,938	(14,049)
U.S. Treasury Notes, 5 Yr.	09/05	126	13,720,219	(29,711)
			$59,619,157	(43,760)
Net unrealized gain				$98,538

9. Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swap option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is canceled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Gains and losses realized on option transactions are reported in the Statements of Operations.

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Strategic Income Fund for the six months ended June 30, 2005 were as follows:

	Call Options			Put Options
	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 2004	780	$1,681	5,975,400	$39,391
Options written	7,360,760	25,910	4,165,000	38,533
Options closed or expired	(3,271,180)	(12,682)	(10,140,400)	(77,924)
Options exercised	0	0	0	0
Options outstanding at June 30, 2005	4,090,360[1]	$14,909	0	$0

1  Includes 4,090,000 AUD notional amount of swaption contracts.

10. Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At June 30, 2005, the value of illiquid securities and the resulting percentage of net assets amounted to $230,263 or 0.09% in the Global Growth Fund and $11,768,134 or 3.75% in the Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

11. Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of June 30, 2005, the Strategic Income Fund had the following open swap agreements:

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps
3,490,000	USD	6/20/07	Agreement with Citigroup Global Markets Holdings, Inc. dated 6/16/05 to pay 0.70% per year times the notional amount. The Fund receives payment of the notional amount upon default of Russian Federation, 5.00% due 3/31/30.	$(6,623)
1,990,000	USD	6/20/10	Agreement with Citigroup Global Markets Holdings, Inc. dated 6/16/05 to pay 1.09% per year times the notional amount. The Fund receives payment of the notional amount upon default of Russian Federation, 5.00% due 3/31/30.	7,204
305,000	USD	4/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	320,120
305,000	USD	10/20/07	Agreement with Deutsche Bank AG dated 5/20/04 to receive 6 Month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	324,929
1,470,000	USD	8/5/11	Agreement with Deutsche Bank AG dated 7/7/04 to receive 6 Month LIBOR+4.70% per year times the notional amount. The Fund pays the notional amount upon a default of Ukraine and its Successors, Loan Agreement due 7/2/11.	1,583,249
510,000	USD	9/20/13	Agreement with Deutsche Bank AG dated 9/4/03 to pay 2.08% per year times the notional amount. The Fund receives payment of the notional amount upon a default of United Mexican States, 11.375% due 9/15/16.	2,580
425,000	USD	2/20/15	Agreement with Deutsche Bank AG dated 2/18/05 to pay 2.95% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Peru, 8.75% due 11/21/33.	22,496
75,000	USD	6/6/06	Agreement with JP Morgan dated 3/8/02 to pay 2.00% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Kingdom of Jordan, 6.00% due 12/23/23.	(281)
320,000	USD	10/9/13	Agreement with JP Morgan dated 10/8/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(22,565)
415,000	USD	11/11/06	Agreement with Lehman Brothers dated 11/10/04 to receive 1.87% per year times the notional amount. The Fund pays the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	583
1,200,000	USD	8/20/09	Agreement with Lehman Brothers dated 8/6/04 to pay 6.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Federal Republic of Brazil, 12.25% due 3/6/30.	(145,513)
190,000	USD	11/11/09	Agreement with Lehman Brothers dated 11/10/04 to pay 3.15% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	(2,952)
810,000	USD	12/2/13	Agreement with Morgan Stanley dated 12/1/03 to pay 0.55% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Hungary, 4.50% due 2/6/13.	(13,407)
570,000	USD	2/20/15	Agreement with Morgan Stanley dated 1/25/05 to pay 3.22% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 11.875% due 1/15/30.	3,596
505,000	USD	10/20/09	Agreement with UBS AG dated 10/15/04 to pay 4.50% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	(28,800)
1,380,000	USD	4/20/10	Agreement with UBS AG dated 3/22/05 to receive 3.80% per year times the notional amount. The Fund pays the notional amount upon a default of Federal Republic of Brazil, 12.25% due 3/6/30.	30,813
Interest Rate Swaps
479,000,000	USD	2/17/10	Agreement with Citigroup Global Markets, Inc. dated 2/16/05 to receive the notional amount multiplied by 4.34% and to pay the notional amount multiplied by the 3 month Floating Rate KRW-CD-KSDA.	5,841
460,000	PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/22/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	1,755
736,000	USD	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/23/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	8,954
1,120,000	CAD	1/28/07	Agreement with Deutsche Bank AG dated 1/28/05 to receive the notional amount multiplied by the 3 month Floating Rate CAD-BA-CDOR and to pay the notional amount multiplied by 3.0475%.	(1,566)
2,270,000	EUR	4/25/07	Agreement with Deutsche Bank AG dated 4/21/05 to receive the notional amount multiplied by 6 month EUR-EURIBOR-TELERATE and to pay the notional amount multiplied by 2.47%.	(1,888)
1,025,000	USD	3/4/08	Agreement with Deutsche Bank AG dated 2/28/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA and to pay the notional amount multiplied by 3.1025%.	2,240
36,475,000	USD	1/15/09	Agreement with Deutsche Bank AG dated 1/13/04 to receive the notional amount multiplied by the INR- MIBOR-OIS-COMPOUND and to pay the notional amount multiplied by 4.88%.	46,797
19,150,000	USD	8/19/09	Agreement with Deutsche Bank AG dated 8/17/04 to receive the notional amount multiplied by the TWD- TELERATE 6165 and to pay the notional amount multiplied by 2.585%.	(12,680)
392,000,000	KRW	3/1/10	Agreement with Deutsche Bank AG dated 3/8/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by KRW-CD-KSDA.	3,555
491,000,000	KRW	3/4/10	Agreement with Deutsche Bank AG dated 3/3/05 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by KRW-CD-KSDA.	3,818
491,000,000	KRW	3/4/10	Agreement with Deutsche Bank AG dated 3/7/05 to receive the notional amount multiplied by 4.31% and to pay the notional amount multiplied by KRW-CD-KSDA.	5,228

Notes to Financial Statements (continued)  June 30, 2005 (unaudited)

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
440,000,000	KRW	5/24/10	Agreement with Deutsche Bank dated 5/23/05 to pay the notional amount multiplied by 3.80% and to pay the notional amount multiplied by KRW 5 year ND-IRS.	$(1,551)
4,000,000	USD	5/12/14	Agreement with Deutsche Bank AG dated 5/10/04 to receive the notional amount multiplied by 5.32% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	282,607
594,505,000	EUR	3/8/15	Agreement with Deutsche Bank AG dated 3/4/05 to receive the notional amount multiplied by 4.27% and to pay the notional amount multiplied by KRW-CD-KSDA.	36,426
500,000	EUR	4/25/15	Agreement with Deutsche Bank dated 4/21/05 to reveive the notional amount multiplied by the 6 month EUR-EURIBOR and to pay the notional amount multiplied by 3.604%.	1,983
600,000	USD	5/13/15	Agreement with Deutsche Bank AG dated 5/11/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	20,799
330,000	USD	6/23/15	Agreement with Deutsche Bank AG dated 6/21/05 to pay the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	9,245
572,970	USD	1/2/07	Agreement with Goldman Sachs dated 2/3/05 to receive the notional amount multiplied by 17.72% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	473
2,628,000	USD	1/2/07	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 18.00% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	3,039
446,580	USD	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	967
545,820	USD	1/2/08	Agreement with Goldman Sachs dated 2/1/05 to receive the notional amount multiplied by 17.17% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,182
5,656,195	BRL	1/2/08	Agreement with Goldman Sachs dated 6/17/05 to receive the notional amount multiplied by 17.18% and to pay the notional amount multiplied by the BRL floating BRR-CDI-COMPOUNDED.	1,986
925,006	USD	1/2/08	Agreement with Goldman Sachs dated 4/12/05 to receive the notional amount multiplied by 18.16% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,215
7,770,000	USD	12/31/09	Agreement with Goldman Sachs dated 1/6/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	148
520,330	USD	1/4/10	Agreement with Goldman Sachs dated 2/18/05 to receive the notional amount multiplied by 16.15% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	601
192,461	USD	1/4/10	Agreement with Goldman Sachs dated 2/18/05 to receive the notional amount multiplied by 16.25% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	756
221,688	USD	1/4/10	Agreement with Goldman Sachs dated 2/23/05 to receive the notional amount multiplied by 16.28% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	832
3,890,000	USD	1/5/10	Agreement with Goldman Sachs dated 1/10/05 to receive the notional amount multiplied by 9.74% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	47
4,500,000	MXN	6/4/10	Agreement with Goldman Sachs dated 6/9/05 to receive the notional amount multiplied by 10.03% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(7)
4,500,000	MXN	6/7/10	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO and to pay the notional amount multiplied by 9.86%.	(40)
4,570,000	MXN	6/10/10	Agreement with Goldman Sachs dated 6/16/05 to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX and to pay the notional amount multiplied by 9.83%.	20
3,464,870	MXN	1/14/15	Agreement with Goldman Sachs dated 1/12/05 to receive the notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA%.	2,399
3,487,500	MXN	1/20/15	Agreement with Goldman Sachs dated 1/18/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA%.	396
3,120,000	USD	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	45
1,500,000	USD	3/15/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(21)
3,350,000	MXN	5/8/15	Agreement with Goldman Sachs dated 5/19/05 to receive the notional amount multiplied by the 28 day floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.70%.	(40)
2,825,000	MXN	5/29/15	Agreement with Goldman Sachs dated 6/9/05 to receive the notional amount multiplied by MXN floating MXN-TIIE- FX and to pay the notional amount multiplied by 10.43%.	(51)
2,825,000	MXN	6/1/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO.	(28)
2,840,000	MXN	6/4/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 9.98% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(25)
1,955,000	USD	3/10/08	Agreement with JP Morgan dated 3/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.052%.	(9,573)
99,000,000	HUF	7/14/08	Agreement with JP Morgan dated 7/10/03 to receive the notional amount multiplied by 7.00% and to pay the notional amount multiplied by the 6 month Floating Rate HUF-BUBOR-REUTERS.	4,199

Notional Amount		Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
19,000,000	USD	5/6/09	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.0725% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	$(27,320)
9,000,000	USD	7/23/09	Agreement with JP Morgan dated 7/21/04 to receive the notional amount multiplied by 4.24% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	(39,929)
725,000	USD	4/30/14	Agreement with JP Morgan dated 4/28/04 to receive the notional amount multiplied by 4.94% and to pay the notional amount multiplied by the 3 month Floating Rate USD-LIBOR-BBA.	31,453
11,000,000	USD	5/6/14	Agreement with JP Morgan dated 5/4/04 to receive the notional amount multiplied by 4.985% and to pay the notional amount mulitplied by the 3 month Floating Rate USD-LIBOR-BBA.	510,183
4,890,000	MXN	11/16/14	Agreement with JP Morgan dated 11/15/04 to receive the notional amount multiplied by 10.88% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	27,725
3,200,000	USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	11,146
5,800,000	USD	11/10/05	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 2.32%.	20,578
597,007	BRL	1/2/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 16.88% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	196
5,700,000	USD	5/13/09	Agreement with Morgan Stanley dated 11/6/03 to receive the notional amount multiplied by the 3 month Floating Rate USD-LIBOR and to pay the notional amount multiplied by 3.82%.	48,943
1,820,000	ZAR	5/18/10	Agreement with Morgan Stanley dated 5/18/05 to receive the notional amount multiplied by the ZAR-LOBOR 8.14% and to pay the notional amount multiplied by 6.936%.	(293)
Total Return Swaps
1,260,000	USD	12/1/05	Agreement with UBS AG dated 5/25/05 to receive the notional amount multiplied by the return on the Lehman Brothers Investment Grade CMBS Index and to pay the notional amount multiplied by the 1 month Floating Rate USD-LIBOR-BBA.	3,979
			Net unrealized gain	$3,082,173

Portfolio Proxy Voting Policies and Procedures  (unaudited)

A description of the Trust's Portfolio Proxy Voting Policies and Procedures and information regarding the Trust's proxy voting record for the most recent twelve month period ended June 30, 2005 are available (i) without charge, upon request, by calling the Trust at 1-800-933-2852, and (ii) from the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-800-933-2852; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Board of Trustees-Considerations in Approving Investment
Sub-Advisory Agreements

Atlas U.S. Government and Mortgage Securities Fund

At a meeting held on February 18, 2005, the Board of Trustees (the "Board") of the Atlas Funds (the "Trust") approved an investment sub-advisory agreement between Atlas Advisers, Inc. ("Atlas Advisers") and OppenheimerFunds, Inc. ("Oppenheimer") as the sub-adviser to the Atlas U.S. Government and Mortgage Securities Fund, effective March 1, 2005. Prior to the retention of Oppenheimer, Atlas Advisers, under the terms of the Advisory Agreement, managed Atlas U.S. Government and Mortgage Securities Fund without a sub-adviser.

In making its determination to engage Oppenheimer, the Board reviewed information relating to the management style and past performance record of Oppenheimer. The Board was provided with, among other things: (1) a memorandum from counsel to the Trust setting forth the Board's fiduciary duties and responsibilities under the Investment Company Act of 1940 and the factors the Board should consider in its evaluation of the Oppenheimer Sub-Advisory Agreement and (2) materials that described: (i) the nature, extent and quality of the services to be provided by Oppenheimer; (ii) the investment performance of the Fund and a comparable fund currently advised by Oppenheimer; (iii) the costs of the services to be provided, comparison of fees and profits to be realized by Oppenheimer and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and the fee levels which reflected these economies of scale for the benefit of fund investors; and (v) comparisons of the services to be rendered by Oppenheimer to those of other prospective sub-advisers.

Nature, extent and quality of services

The Board noted that Oppenheimer planned to provide a team of investment professionals to manage the Fund and that members of this team had extensive experience managing mortgage backed securities ("MBS"). As of December 31, 2004, the team managed approximately $9 billion in assets, including MBS. The team is composed of 12 members and is overseen by Angelo Manioudakis, the team's Chief Investment Officer. The team also has two portfolio managers, three analysts and a trader dedicated to MBS. In addition, the Board considered Oppenheimer's disciplined approach to investing. This approach includes strict adherence to the stated investment objective of a fund and to risk management considerations.

The Board also considered the resources and compliance structures of Oppenheimer, including information received regarding its compliance programs and chief compliance officer as well as compliance reports received in respect of other Atlas funds already managed by Oppenheimer.

Investment performance of the Fund and a similarly managed fund

The Board reviewed the performance of the Fund, for the one, two, three, five and ten-year periods ending December 31, 2004. For those periods, the annualized total return for the Fund was 1.7%, 1.4%, 3.8%, 5.8% and 6.3%, respectively. For each such period, the Fund trailed its benchmark. Next, the Board compared the Fund's performance with the performance of another fund managed by Oppenheimer, a fund with a similar investment objective. For the one, two, three, five and ten year periods ended December 31, 2004, the annualized total return for this other fund managed by Oppenheimer was 4.4%, 3.1%, 5.6%, 6.8% and 6.9%, respectively. For each such period, this other fund managed by Oppenheimer exceeded its benchmark and outperformed the Fund.

Investment performance of other Oppenheimer advised funds

The Board then considered the investment performance of the other Atlas funds sub-advised by Oppenheimer. For the one-year period ended December 31, 2004, the return for the Atlas Global Growth Fund was 17.79% versus the Lipper average of 14.60% for comparable funds. For the one-year period ended December 31, 2004, the return for the Atlas Growth Opportunities Fund was 9.89% versus the Lipper average of 7.79% for comparable funds and for the one-year period ended December 31, 2004, the return for the Atlas Strategic Income Fund was 8.73% versus the Lipper average of 8.35%.

Costs of services, comparison of fees and profits to be realized

The Board reviewed a chart regarding fees paid to sub-advisers of peer U.S. mortgage funds, which indicated that the industry average sub-advisory fee was 0.30% of daily net assets. The Board noted that Oppenheimer will be paid on a decreasing basis with Atlas Advisers paying Oppenheimer a fee at an annual rate of 0.30% of the first $50 million of net assets, 0.20% on the next $50 million of net assets, and 0.12% of net assets in excess of $100 million. Because Atlas Advisers will pay the sub-advisory fees out of its own fees received from the Fund, there is no "duplication" of advisory fees paid.

The Board also reviewed information regarding the financial condition and profitability of Oppenheimer. With the addition of Atlas U.S. Government and Mortgage Securities Fund, Oppenheimer expected its fixed-income management group's profitability margin to increase due to the fact that fixed expenses would be spread over a larger asset base and expenses would not be proportionately higher.

The Board considered other benefits derived by Oppenheimer from its relationship with the Funds, including Oppenheimer's use of soft dollars.

In addition, the Board reviewed the impact to Atlas Advisers' pre-tax profits as a result of Oppenheimer sub-advising the Fund. Although Atlas Advisers would continue to receive a profit for advising the Fund, its profit is expected to decrease under the new sub-adviser arrangement. The Board noted that under the proposed fee structure, the retention of Oppenheimer would not result in any increase in advisory fees to the Fund or its shareholders.

After such review, the Board determined that the profitability rates to Atlas Advisers and Oppenheimer were fair and reasonable in consideration of the services each provides to the Fund.

Board of Trustees-Considerations in Approving Investment
Sub-Advisory Agreements (continued)  (unaudited)

Economies of scale for benefit of Fund shareholders

The Board considered the benefit to Fund shareholders of economies of scale. Under the Advisory Agreement, if average net assets in the Fund exceed $500 million, the management fee paid by the Fund to Atlas Advisers will decrease from 0.55% to 0.50% of average net assets. This economy of scale would benefit shareholders of the Fund. The Oppenheimer Sub-Advisory Agreement will not impact this arrangement.

Comparisons of services

As part of its sub-adviser selection process, the Board also considered other sub-advisers to manage the Fund. The Board began its search by reviewing similarly managed U.S. mortgage funds that had at least 80% of their assets in MBS. This list was pared by only considering those funds with more than five years of investment performance. Additional consideration was given to the level of performance, management quality and stability, investment strategy and investment compliance procedures of the remaining funds. The Board noted that this other fund managed by Oppenheimer outperformed similarly managed investment grade mortgage funds over the most recent one-year and three-year periods and for each period outperformed a comparative benchmark. The Board also considered the dividend yield of this other fund managed by Oppenheimer. Dividend yield represents the actual distribution rate received by the shareholder. Because the primary objective of the Fund is high current income, shareholders will typically benefit as dividend yield increases. The Board noted that this other fund managed by Oppenheimer had a higher dividend yield than its peer funds.

The Board also considered the changing climate in the financial services industry; the risks assumed by Atlas Advisers and Oppenheimer in complying with investment restrictions, expense limitations and tax laws; the volatility of the financial markets and, thus, of management fee income; the compensation of Atlas Advisers and Oppenheimer and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

No single factor was determinative of the Board's decision to approve the Oppenheimer Sub-Advisory Agreement, but rather the Board based its decision on the total mix of information available to it. After considering the information provided to the Board and described above, the Board determined that the terms of the sub-advisory arrangement were fair and reasonable to the Fund, that the Fund's shareholders will receive reasonable value in return for the advisory and sub-advisory fees paid, and that engaging Oppenheimer to provide sub-advisory services to the Fund was in the best interest of the Fund and its shareholders. The Board, including the Independent Trustees, therefore unanimously approved the Oppenheimer Sub-Advisory Agreement.

Atlas American Enterprise Bond Fund

At a meeting held on May 20, 2005, the Board approved an investment sub-advisory agreement between Atlas Advisers and Oppenheimer as the sub-adviser to the Atlas American Enterprise Bond Fund, effective July 1, 2005. Previously, Madison Investment Advisors, Inc. provided the day-to-day management of the Fund's portfolio.

In making its determination to engage Oppenheimer, the Board reviewed information relating to the management style and past performance record of Oppenheimer. The Board was provided with, among other things, materials that described: (i) the nature, extent and quality of the services to be provided by Oppenheimer; (ii) the investment performance of the Fund and a similarly managed portfolio currently advised by Oppenheimer; (iii) the costs of the services to be provided, comparison of fees and profits to be realized by Oppenheimer and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and the fee levels which reflected these economies of scale for the benefit of fund investors; and (v) comparisons of the services to be rendered by Oppenheimer to those of other prospective sub-advisers.

Nature, extent and quality of services

The Board noted that Oppenheimer planned to provide a team of investment professionals to manage the Fund including the same team that had recently been evaluated and hired by the Board to manage the Atlas U.S. Government and Mortgage Securities Fund, with the inclusion of two additional portfolio managers to handle the corporate bond selections in the Fund. As of June 30, 2005, the team managed approximately $12.5 billion in assets. The team is composed of 5 members and is overseen by Angelo Manioudakis, the team's Chief Investment Officer. In addition, the Board considered Oppenheimer's disciplined approach to investing. This approach includes strict adherence to the stated investment objective of a fund and to risk management considerations. The Board noted that Oppenheimer and the Lipper peer group of investment grade intermediate funds generally held a lower percentage of corporate bonds and a higher percentage of mortgage-backed securities than the previous manager of the Atlas American Enterprise Bond Fund. The Board found that the change in relative mix of securities was reasonable and could potentially position the Fund to provide more competitive returns.

The Board also considered the resources and compliance structures of Oppenheimer, including information received regarding its compliance programs and chief compliance officer as well as compliance reports received in respect of other Atlas funds already managed by Oppenheimer.

Investment performance of the Fund and a similarly managed portfolio

The Board reviewed the performance of the Fund, for the three month and one year periods ending March 31, 2005. For those periods, the annualized total return for the Fund was 0.60% and 0.34%, respectively. For the one year period, the Fund trailed its benchmark. Next, the Board compared the Fund's performance with the performance of each sub-adviser finalist's core bond strategy portfolio (including separate accounts and mutual funds), as compared to their Lipper peer group average. The Board noted that Oppenheimer had the best performance record over the one and three year periods ended March 31, 2005 and places in the top decile of its Lipper peer group for the one and three year periods and the top quartile for the five year period, even when a comparable expense ratio was applied.

Investment performance of other Oppenheimer advised funds

The Board then considered the investment performance of the other Atlas funds sub-advised by Oppenheimer. For the one year period ended March 31, 2005, the return for the Atlas Global Growth Fund was 9.14% versus the Lipper average of 8.73% for comparable funds. For the one year period ended March 31, 2005, the return for the Atlas Growth Opportunities Fund was 4.90% versus the Lipper average of 4.04% for comparable funds and for the one year period ended March 31, 2005, the return for the Atlas Strategic Income Fund was 5.26% versus the Lipper average of 5.14%.

Costs of services, comparison of fees and profits to be realized

The Board reviewed a chart regarding fees paid to sub-advisers of peer intermediate investment grade bond funds, which indicated that the industry average sub-advisory fee was 0.19% of the first $100 million of daily net assets. The Board noted that Atlas Advisers will pay Oppenheimer a fee at an annual rate of 0.18% on daily net assets. The Board stated that this fee was very competitive as compared to other Lipper category peers. Because Atlas Advisers will pay the sub-advisory fees out of its own fees received from the Fund, there is no "duplication" of advisory fees paid.

The Board also reviewed information regarding the financial condition and profitability of Oppenheimer. With the addition of Atlas American Enterprise Bond Fund, Oppenheimer expected its fixed-income management group's profitability margin to increase due to the fact that fixed expenses would be spread over a larger asset base and expenses would not be proportionately higher.

Board of Trustees-Considerations in Approving Investment
Sub-Advisory Agreements (continued)  (unaudited)

The Board considered other benefits derived by Oppenheimer from its relationship with the Funds, including Oppenheimer's use of soft dollars.

In addition, the Board reviewed the impact to Atlas Advisers' pre-tax profits as a result of Oppenheimer sub-advising the Fund. Although Atlas Advisers would continue to receive a profit for advising the Fund, its profit is expected to decrease under the new sub-adviser arrangement. The Board noted that under the proposed fee structure, the retention of Oppenheimer would not result in any increase in advisory fees to the Fund or its shareholders.

After such review, the Board determined that the profitability rates to Atlas Advisers and Oppenheimer, were fair and reasonable in consideration of the services each provides to the Fund.

Economies of scale for benefit of Fund shareholders

The Board considered the benefit to Fund shareholders of economies of scale. Under the Advisory Agreement, if average net assets in the Fund exceed $500 million, the management fee paid by the Fund to Atlas Advisers will decrease from 0.55% to 0.50% of average net assets. This economy of scale would benefit shareholders of the Fund. The Oppenheimer Sub-Advisory Agreement will not impact this arrangement.

Comparisons of services

As part of its sub-adviser selection process, the Board also considered other sub-advisers to manage the Fund. The Board began its search by reviewing portfolios which have adopted a core bond strategy and which were benchmarked to the Lehman Aggregate Bond Index. This list was pared by only considering those funds with more than five years of investment performance and a sufficient amount of assets. Additional consideration was given to the total return performance, SEC yield, dividend yield, duration and average credit quality of each sub-adviser finalist's core bond strategy portfolio (including separate accounts and mutual funds), as compared to their Lipper peer group average.

The Board noted that Oppenheimer had the best performance record over the one and three year periods ended March 31, 2005 and places in the top decile of its Lipper peer group for the one and three year periods and the top quartile for the five year period, even when a comparable expense ratio was applied. The Board also considered the SEC yields and the dividend yield of similarly managed core bond funds. SEC yield reflects the advertised yield for each fund and dividend yield represents the actual distribution rate received by the shareholder. Because the primary investment objective of the Fund is to provide current income, shareholders will typically benefit as dividend yield increases. The Board noted that another fund managed by Oppenheimer had a high dividend yield when compared to its peer funds. Finally, the Board considered Oppenheimer's long standing partnership with Atlas Advisers. The Board noted that this relationship provides a strong incentive for Oppenheimer to make the management and performance of the Fund a very high priority.

The Board also considered the changing climate in the financial services industry; the risks assumed by Atlas Advisers and Oppenheimer in complying with investment restrictions, expense limitations and tax laws; the volatility of the financial markets and, thus, of management fee income; the compensation of Atlas Advisers and Oppenheimer and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

No single factor was determinative of the Board's decision to approve the Oppenheimer Sub-Advisory Agreement, but rather the Board based its decision on the total mix of information available to it. After considering the information provided to the Board and described above, the Board determined that the terms of the sub-advisory arrangement were fair and reasonable to the Fund, that the Fund's shareholders will receive reasonable value in return for the advisory and sub-advisory fees paid, and that engaging Oppenheimer to provide sub-advisory services to the Fund was in the best interest of the Fund and its shareholders. The Board, including the Independent Trustees, therefore unanimously approved the Oppenheimer Sub-Advisory Agreement.

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2005 (unaudited)

Security	Shares	Value
Common Stocks - 97.55%
Advertising - 0.18%
Interpublic Group of Companies Inc. (1)(2)	88,404	$1,076,761
Omnicom Group Inc.	39,000	3,114,540
		4,191,301
Aerospace & Defense - 1.93%
Boeing Co. (The)	174,795	11,536,470
General Dynamics Corp.	42,200	4,622,588
Goodrich (B.F.) Co.	25,180	1,031,373
L-3 Communications Holdings Inc.	24,905	1,907,225
Lockheed Martin Corp.	85,118	5,521,605
Northrop Grumman Corp. (2)	76,187	4,209,332
Raytheon Co.	95,259	3,726,532
Rockwell Collins Inc.	37,452	1,785,711
United Technologies Corp.	215,877	11,085,284
		45,426,120
Agriculture - 1.50%
Altria Group Inc.	437,004	28,256,679
Monsanto Co.	56,445	3,548,697
Reynolds American Inc.	24,795	1,953,846
UST Inc. (2)	34,712	1,584,950
		35,344,172
Airlines - 0.10%
Delta Air Lines Inc. (1)(2)	29,109	109,450
Southwest Airlines Co.	156,413	2,178,833
		2,288,283
Apparel - 0.44%
Coach Inc. (1)	80,178	2,691,575
Jones Apparel Group Inc.	25,516	792,017
Liz Claiborne Inc.	22,633	899,888
Nike Inc. Class B	48,479	4,198,281
Reebok International Ltd. (2)	12,028	503,131
VF Corp.	21,387	1,223,764
		10,308,656
Auto Manufacturers - 0.46%
Ford Motor Co.	387,505	3,968,051
General Motors Corp. (2)	119,067	4,048,278
Navistar International Corp. (1)(2)	14,387	460,384
PACCAR Inc.	36,500	2,482,000
		10,958,713
Auto Parts & Equipment - 0.18%
Cooper Tire & Rubber Co. (2)	14,702	273,016
Dana Corp. (2)	31,143	467,456
Delphi Corp. (2)	116,584	542,116
Goodyear Tire & Rubber Co. (The) (1)(2)	36,495	543,775
Johnson Controls Inc.	40,346	2,272,690
Visteon Corp.	26,822	161,737
		4,260,790
Banks - 6.23%
AmSouth Bancorp (2)	74,565	1,938,690
Bank of America Corp.	849,436	38,742,776
Bank of New York Co. Inc. (The)	163,944	4,718,308
BB&T Corp.	115,334	4,609,900
Comerica Inc.	35,744	2,066,003
Compass Bancshares Inc.	25,822	1,161,990
Fifth Third Bancorp	110,004	4,533,265

Security	Shares	Value
Banks (continued)
First Horizon National Corp. (2)	25,941	$1,094,710
Huntington Bancshares Inc. (2)	48,473	1,170,138
KeyCorp	85,725	2,841,784
M&T Bank Corp. (2)	20,858	2,193,427
Marshall & Ilsley Corp.	44,704	1,987,093
Mellon Financial Corp.	89,047	2,554,758
National City Corp.	125,747	4,290,488
North Fork Bancorp Inc.	100,422	2,820,854
Northern Trust Corp.	43,267	1,972,543
PNC Financial Services Group	59,650	3,248,539
Regions Financial Corp. (2)	97,659	3,308,687
State Street Corp.	70,107	3,382,663
SunTrust Banks Inc.	71,709	5,180,258
Synovus Financial Corp.	65,267	1,871,205
U.S. Bancorp	387,675	11,320,110
Wachovia Corp.	333,238	16,528,605
Wells Fargo & Co.	356,569	21,957,519
Zions Bancorporation	18,847	1,385,820
		146,880,133
Beverages - 2.19%
Anheuser-Busch Companies Inc.	163,622	7,485,706
Brown-Forman Corp. Class B (2)	19,386	1,172,078
Coca-Cola Co. (The)	477,448	19,933,454
Coca-Cola Enterprises Inc.	75,304	1,657,441
Molson Coors Brewing Co. Class B	16,860	1,045,320
Pepsi Bottling Group Inc. (2)	42,177	1,206,684
PepsiCo Inc.	353,295	19,053,199
		51,553,882
Biotechnology - 1.04%
Amgen Inc. (1)	261,616	15,817,303
Biogen Idec Inc. (1)(2)	72,435	2,495,386
Chiron Corp. (1)(2)	31,686	1,105,525
Genzyme Corp. (1)(2)	53,078	3,189,457
MedImmune Inc. (1)	51,997	1,389,360
Millipore Corp. (1)	10,312	585,000
		24,582,031
Building Materials - 0.25%
American Standard Companies Inc.	38,257	1,603,733
Masco Corp.	92,261	2,930,209
Vulcan Materials Co. (2)	21,511	1,398,000
		5,931,942
Chemicals - 1.53%
Air Products & Chemicals Inc.	48,219	2,907,606
Ashland Inc.	14,240	1,023,429
Dow Chemical Co. (The)	202,683	9,025,474
Du Pont (E.I.) de Nemours and Co.	210,036	9,033,648
Eastman Chemical Co. (2)	16,772	924,976
Ecolab Inc. (2)	47,010	1,521,244
Engelhard Corp. (2)	25,454	726,712
Great Lakes Chemical Corp.	10,599	333,551
Hercules Inc. (1)	23,233	328,747
International Flavors & Fragrances Inc.	19,111	692,200
PPG Industries Inc. (2)	36,396	2,284,213
Praxair Inc.	68,054	3,171,316
Rohm & Haas Co. (2)	41,219	1,910,088
Sherwin-Williams Co. (The) (2)	26,938	1,268,510
Sigma-Aldrich Corp.	14,350	804,174
		35,955,888

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2005 (unaudited)

(continued)

Security	Shares	Value
Commercial Services - 0.91%
Apollo Group Inc. Class A (1)	34,803	$2,722,291
Block (H & R) Inc. (2)	34,694	2,024,395
Cendant Corp.	221,901	4,963,925
Convergys Corp. (1)	29,325	417,001
Donnelley (R.R.) & Sons Co.	45,556	1,572,138
Equifax Inc.	28,038	1,001,237
McKesson Corp.	62,016	2,777,697
Moody's Corp. (2)	58,239	2,618,425
Paychex Inc. (2)	75,486	2,456,314
Robert Half International Inc. (2)	34,560	862,963
		21,416,386
Computers - 3.78%
Affiliated Computer Services Inc. Class A (1)	26,511	1,354,712
Apple Computer Inc. (1)	173,633	6,391,431
Computer Sciences Corp. (1)	39,396	1,721,605
Dell Inc. (1)	511,652	20,215,371
Electronic Data Systems Corp. (2)	108,745	2,093,341
EMC Corp. (1)	506,434	6,943,210
Gateway Inc. (1)(2)	67,376	222,341
Hewlett-Packard Co.	610,266	14,347,354
International Business Machines Corp.	340,870	25,292,554
Lexmark International Inc. (1)(2)	26,569	1,722,468
NCR Corp. (1)	39,135	1,374,421
Network Appliance Inc. (1)	76,903	2,174,048
Sun Microsystems Inc. (1)	716,030	2,670,792
SunGard Data Systems Inc. (1)	60,956	2,143,823
Unisys Corp. (1)	69,652	440,897
		89,108,368
Cosmetics & Personal Care - 2.32%
Alberto-Culver Co. (2)	18,302	793,026
Avon Products Inc.	99,350	3,760,397
Colgate-Palmolive Co.	110,537	5,516,902
Gillette Co. (The)	210,381	10,651,590
Kimberly-Clark Corp.	101,177	6,332,668
Procter & Gamble Co.	522,795	27,577,436
		54,632,019
Distribution & Wholesale - 0.10%
Genuine Parts Co. (2)	36,559	1,502,209
Grainger (W.W.) Inc.	17,848	977,892
		2,480,101
Diversified Financial Services - 7.90%
American Express Co.	247,381	13,168,091
Bear Stearns Companies Inc. (The)	23,887	2,482,815
Capital One Financial Corp. (2)	53,073	4,246,371
CIT Group Inc.	44,265	1,902,067
Citigroup Inc.	1,098,648	50,790,497
Countrywide Financial Corp.	123,777	4,779,030
E*TRADE Financial Corp. (1)	77,446	1,083,470
Federal Home Loan Mortgage Corp.	145,614	9,498,401
Federal National Mortgage Association	204,131	11,921,250
Federated Investors Inc. Class B (2)	20,674	620,427
Franklin Resources Inc. (2)	41,948	3,229,157
Goldman Sachs Group Inc. (The)	93,513	9,540,196
Janus Capital Group Inc. (2)	49,212	740,148
JP Morgan Chase & Co.	743,435	26,258,124
Lehman Brothers Holdings Inc.	58,273	5,785,343

(continued)

Security	Shares	Value
Diversified Financial Services (continued)
MBNA Corp.	268,545	$7,025,137
Merrill Lynch & Co. Inc.	199,361	10,966,849
Morgan Stanley	231,736	12,159,188
Providian Financial Corp. (1)	61,291	1,080,560
Schwab (Charles) Corp. (The)	242,562	2,736,099
SLM Corp.	89,039	4,523,181
T. Rowe Price Group Inc.	26,403	1,652,828
		186,189,229
Electric - 3.18%
AES Corp. (The) (1)	137,169	2,246,828
Allegheny Energy Inc. (1)(2)	34,117	860,431
Ameren Corp.	42,713	2,362,029
American Electric Power Co. Inc.	81,233	2,995,061
Calpine Corp. (1)(2)	109,445	372,113
CenterPoint Energy Inc. (2)	62,366	823,855
Cinergy Corp.	41,609	1,864,915
CMS Energy Corp. (1)(2)	45,357	683,076
Consolidated Edison Inc.	51,076	2,392,400
Constellation Energy Group Inc.	37,274	2,150,337
Dominion Resources Inc.	71,726	5,263,971
DTE Energy Co. (2)	36,517	1,707,900
Duke Energy Corp.	196,443	5,840,250
Edison International	68,452	2,775,729
Entergy Corp.	45,068	3,404,887
Exelon Corp. (2)	141,025	7,238,813
FirstEnergy Corp.	69,320	3,334,985
FPL Group Inc.	82,470	3,468,688
NiSource Inc.	56,745	1,403,304
PG&E Corp. (2)	77,822	2,921,438
Pinnacle West Capital Corp.	20,512	911,758
PPL Corp.	39,867	2,367,302
Progress Energy Inc.	52,249	2,363,745
Public Service Enterprise Group Inc.	50,200	3,053,164
Southern Co. (The) (2)	156,800	5,436,256
TECO Energy Inc. (2)	42,938	811,958
TXU Corp. (2)	50,511	4,196,959
Xcel Energy Inc. (2)	84,347	1,646,453
		74,898,605
Electrical Components & Equipment - 0.31%
American Power Conversion Corp. (2)	38,605	910,692
Emerson Electric Co.	88,203	5,524,154
Molex Inc. (2)	36,052	938,794
		7,373,640
Electronics - 0.51%
Agilent Technologies Inc. (1)	91,876	2,114,986
Applera Corp. - Applied Biosystems Group	40,939	805,270
Fisher Scientific International Inc. (1)(2)	25,183	1,634,377
Jabil Circuit Inc. (1)	39,375	1,209,994
Parker Hannifin Corp.	25,227	1,564,326
PerkinElmer Inc.	26,933	509,034
Sanmina-SCI Corp. (1)	108,801	595,141
Solectron Corp. (1)	202,830	768,726
Symbol Technologies Inc.	50,551	498,938
Tektronix Inc.	18,831	438,197
Thermo Electron Corp. (1)	33,615	903,235
Waters Corp. (1)	25,253	938,654
		11,980,878

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Shares	Value
Engineering & Construction - 0.04%
Fluor Corp. (2)	18,095	$1,042,091
		1,042,091
Entertainment - 0.09%
International Game Technology Inc. (2)	72,314	2,035,639
		2,035,639
Environmental Control - 0.16%
Allied Waste Industries Inc. (1)(2)	59,527	472,049
Waste Management Inc.	119,535	3,387,622
		3,859,671
Food - 1.67%
Albertson's Inc. (2)	77,029	1,592,960
Archer-Daniels-Midland Co.	131,989	2,821,925
Campbell Soup Co.	69,159	2,128,022
ConAgra Foods Inc.	108,868	2,521,383
General Mills Inc. (2)	77,826	3,641,479
Heinz (H.J.) Co. (2)	73,564	2,605,637
Hershey Co. (The)	46,260	2,872,746
Kellogg Co.	74,286	3,301,270
Kroger Co. (1)	153,659	2,924,131
McCormick & Co. Inc. NVS	28,368	927,066
Safeway Inc.	94,148	2,126,803
Sara Lee Corp.	165,945	3,287,370
SUPERVALU Inc.	28,390	925,798
Sysco Corp. (2)	133,934	4,847,071
Wrigley (William Jr.) Co.	41,512	2,857,686
		39,381,347
Forest Products & Paper - 0.46%
Georgia-Pacific Corp.	54,570	1,735,326
International Paper Co. (2)	103,098	3,114,591
Louisiana-Pacific Corp.	22,749	559,170
MeadWestvaco Corp.	40,127	1,125,161
Temple-Inland Inc.	26,210	973,701
Weyerhaeuser Co.	51,530	3,279,884
		10,787,833
Gas - 0.18%
KeySpan Corp. (2)	36,413	1,482,009
Nicor Inc.	9,040	372,177
Peoples Energy Corp. (2)	7,851	341,204
Sempra Energy	50,232	2,075,084
		4,270,474
Hand & Machine Tools - 0.11%
Black & Decker Corp.	16,828	1,511,996
Snap-On Inc.	11,953	409,988
Stanley Works (The)	16,224	738,841
		2,660,825
Health Care-Products - 3.64%
Bard (C.R.) Inc.	21,978	1,461,757
Bausch & Lomb Inc. (2)	11,175	927,525
Baxter International Inc.	130,731	4,850,120
Becton, Dickinson & Co.	53,163	2,789,463
Biomet Inc.	53,075	1,838,518
Boston Scientific Corp. (1)	159,092	4,295,484
Guidant Corp.	68,456	4,607,089
Johnson & Johnson	627,537	40,789,905

(continued)

Security	Shares	Value
Health Care-Products (continued)
Medtronic Inc.	255,115	$13,212,406
St. Jude Medical Inc. (1)	76,209	3,323,474
Stryker Corp.	79,343	3,773,553
Zimmer Holdings Inc. (1)(2)	51,993	3,960,307
		85,829,601
Health Care-Services - 1.75%
Aetna Inc.	61,588	5,100,718
HCA Inc.	88,277	5,002,658
Health Management Associates Inc. Class A (2)	51,631	1,351,700
Humana Inc. (1)	33,881	1,346,431
Laboratory Corp. of America Holdings (1)	28,441	1,419,206
Manor Care Inc.	18,016	715,776
Quest Diagnostics Inc. (2)	38,858	2,069,966
Tenet Healthcare Corp. (1)(2)	97,884	1,198,100
UnitedHealth Group Inc.	267,732	13,959,546
WellPoint Inc. (1)	129,162	8,994,842
		41,158,943
Home Builders - 0.23%
Centex Corp.	26,843	1,896,995
KB Home (2)	17,874	1,362,535
Pulte Homes Inc.	25,209	2,123,858
		5,383,388
Home Furnishings - 0.10%
Leggett & Platt Inc.	39,902	1,060,595
Maytag Corp.	16,129	252,580
Whirlpool Corp. (2)	14,121	990,023
		2,303,198
Household Products & Wares - 0.24%
Avery Dennison Corp.	21,707	1,149,603
Clorox Co. (The)	32,348	1,802,431
Fortune Brands Inc.	30,578	2,715,326
		5,667,360
Housewares - 0.06%
Newell Rubbermaid Inc. (2)	57,445	1,369,489
		1,369,489
Insurance - 4.58%
ACE Ltd.	60,440	2,710,734
AFLAC Inc.	105,654	4,572,705
Allstate Corp. (The)	141,455	8,451,936
Ambac Financial Group Inc. (2)	22,814	1,591,505
American International Group Inc.	548,129	31,846,295
AON Corp.	66,644	1,668,766
Chubb Corp. (2)	41,106	3,519,085
CIGNA Corp. (2)	27,824	2,978,003
Cincinnati Financial Corp. (2)	35,547	1,406,239
Hartford Financial Services Group Inc.	62,470	4,671,507
Jefferson-Pilot Corp. (2)	28,549	1,439,441
Lincoln National Corp.	36,516	1,713,331
Loews Corp.	33,916	2,628,490
Marsh & McLennan Companies Inc. (2)	112,094	3,105,004
MBIA Inc. (2)	28,978	1,718,685
MetLife Inc.	154,548	6,945,387
MGIC Investment Corp. (2)	20,224	1,319,009

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2005 (unaudited)

(continued)

Security	Shares	Value
Insurance (continued)
Principal Financial Group Inc.	62,603	$2,623,066
Progressive Corp. (The) (2)	42,092	4,159,111
Prudential Financial Inc.	110,230	7,237,702
SAFECO Corp. (2)	26,674	1,449,465
St. Paul Travelers Companies Inc.	141,950	5,611,283
Torchmark Corp. (2)	22,414	1,170,011
UNUMProvident Corp. (2)	62,200	1,139,504
XL Capital Ltd. Class A (2)	29,431	2,190,255
		107,866,519
Internet - 0.93%
eBay Inc. (1)	256,145	8,455,346
Monster Worldwide Inc. (1)	25,126	720,614
Symantec Corp. (1)(2)	149,648	3,253,348
Yahoo! Inc. (1)	276,796	9,590,981
		22,020,289
Iron & Steel - 0.12%
Allegheny Technologies Inc.	19,629	433,016
Nucor Corp.	33,559	1,530,962
United States Steel Corp. (2)	23,872	820,481
		2,784,459
Leisure Time - 0.45%
Brunswick Corp.	20,217	875,800
Carnival Corp.	111,337	6,073,433
Harley-Davidson Inc. (2)	60,561	3,003,826
Sabre Holdings Corp. (2)	28,235	563,288
		10,516,347
Lodging - 0.43%
Harrah's Entertainment Inc.	38,200	2,753,074
Hilton Hotels Corp.	80,586	1,921,976
Marriott International Inc. Class A	42,237	2,881,408
Starwood Hotels & Resorts Worldwide Inc.	45,428	2,660,718
		10,217,176
Machinery - 0.54%
Caterpillar Inc.	72,144	6,876,045
Cummins Inc. (2)	9,296	693,575
Deere & Co.	51,902	3,399,062
Rockwell Automation Inc.	37,149	1,809,528
		12,778,210
Manufacturing - 5.50%
Cooper Industries Ltd.	19,440	1,242,216
Danaher Corp.	58,336	3,053,306
Dover Corp.	42,761	1,555,645
Eastman Kodak Co.	60,203	1,616,451
Eaton Corp.	32,119	1,923,928
General Electric Co.	2,238,562	77,566,173
Honeywell International Inc.	179,776	6,585,195
Illinois Tool Works Inc.	57,906	4,613,950
Ingersoll-Rand Co. Class A	35,898	2,561,322
ITT Industries Inc. (2)	19,375	1,891,581
Pall Corp. (2)	25,816	783,774
Textron Inc.	28,371	2,151,940
3M Co.	162,552	11,752,509
Tyco International Ltd.	425,957	12,437,944
		129,735,934

(continued)

Security	Shares	Value
Media - 3.39%
Clear Channel Communications Inc. (2)	108,402	$3,352,874
Comcast Corp. Class A (1)	465,534	14,291,894
Dow Jones & Co. Inc. (2)	15,363	544,618
Gannett Co. Inc. (2)	52,745	3,751,752
Knight Ridder Inc. (2)	15,987	980,643
McGraw-Hill Companies Inc. (The)	79,623	3,523,318
Meredith Corp.	9,890	485,203
New York Times Co. Class A (2)	30,464	948,954
News Corp. Class A	608,195	9,840,595
Time Warner Inc. (1)	988,475	16,517,417
Tribune Co. (2)	63,292	2,226,613
Univision Communications Inc. Class A (1)(2)	62,181	1,713,087
Viacom Inc. Class B	340,023	10,887,536
Walt Disney Co. (The)	430,836	10,848,450
		79,912,954
Mining - 0.50%
Alcoa Inc.	183,706	4,800,238
Freeport-McMoRan Copper & Gold Inc.	37,629	1,408,830
Newmont Mining Corp.	93,848	3,662,887
Phelps Dodge Corp.	20,304	1,878,120
		11,750,075
Office & Business Equipment - 0.21%
Pitney Bowes Inc.	48,490	2,111,740
Xerox Corp. (1)	201,214	2,774,741
		4,886,481
Oil & Gas - 7.40%
Amerada Hess Corp. (2)	18,149	1,933,050
Anadarko Petroleum Corp.	50,046	4,111,279
Apache Corp.	69,108	4,464,377
Burlington Resources Inc.	81,282	4,490,018
Chevron Corp.	442,937	24,769,037
ConocoPhillips	293,717	16,885,790
Devon Energy Corp.	100,482	5,092,428
EOG Resources Inc.	50,306	2,857,381
Exxon Mobil Corp.	1,344,138	77,247,611
Kerr-McGee Corp.	24,444	1,865,322
Marathon Oil Corp.	73,223	3,907,912
Nabors Industries Ltd. (1)	31,317	1,898,437
Noble Corp.	28,455	1,750,267
Occidental Petroleum Corp.	83,929	6,456,658
Rowan Companies Inc.	22,491	668,208
Sunoco Inc.	14,738	1,675,416
Transocean Inc. (1)	68,642	3,704,609
Unocal Corp.	57,190	3,720,210
Valero Energy Corp.	54,050	4,275,896
XTO Energy Inc.	75,858	2,578,413
		174,352,319
Oil & Gas Services - 0.92%
Baker Hughes Inc. (2)	71,298	3,647,606
BJ Services Co.	34,105	1,789,830
Halliburton Co.	106,518	5,093,691
National Oilwell Varco Inc. (1)	36,087	1,715,576
Schlumberger Ltd.	124,225	9,433,647
		21,680,350

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Shares	Value
Packaging & Containers - 0.13%
Ball Corp.	23,146	$832,330
Bemis Co. Inc.	22,337	592,824
Pactiv Corp. (1)	30,910	667,038
Sealed Air Corp. (1)	17,432	867,939
		2,960,131
Pharmaceuticals - 6.13%
Abbott Laboratories	327,816	16,066,262
Allergan Inc.	27,637	2,355,778
AmerisourceBergen Corp.	22,188	1,534,300
Bristol-Myers Squibb Co. (2)	412,098	10,294,208
Cardinal Health Inc.	90,805	5,228,552
Caremark Rx Inc. (1)	96,078	4,277,393
Express Scripts Inc. (1)	31,716	1,585,166
Forest Laboratories Inc. (1)	72,449	2,814,644
Gilead Sciences Inc. (1)	95,123	4,184,461
Hospira Inc. (1)	33,086	1,290,354
King Pharmaceuticals Inc. (1)	50,431	525,491
Lilly (Eli) & Co. (2)	238,999	13,314,634
Medco Health Solutions Inc. (1)	58,293	3,110,514
Merck & Co. Inc.	464,679	14,312,113
Mylan Laboratories Inc.	56,270	1,082,635
Pfizer Inc.	1,570,219	43,306,640
Schering-Plough Corp.	310,817	5,924,172
Watson Pharmaceuticals Inc. (1)(2)	22,904	677,042
Wyeth	282,293	12,562,039
		144,446,398
Pipelines - 0.26%
Dynegy Inc. Class A (1)(2)	73,998	359,630
El Paso Corp.	134,706	1,551,813
Kinder Morgan Inc. (2)	23,195	1,929,824
Williams Companies Inc.	119,786	2,275,934
		6,117,201
Real Estate Investment Trusts - 0.59%
Apartment Investment & Management Co. Class A (2)	19,923	815,249
Archstone-Smith Trust	41,919	1,618,912
Equity Office Properties Trust (2)	85,706	2,836,869
Equity Residential (2)	60,202	2,216,638
Plum Creek Timber Co. Inc.	38,438	1,395,299
ProLogis	39,142	1,575,074
Simon Property Group Inc.	46,482	3,369,480
		13,827,521
Retail - 6.50%
AutoNation Inc. (1)	48,286	990,829
AutoZone Inc. (1)	14,105	1,304,148
Bed Bath & Beyond Inc. (1)	62,918	2,628,714
Best Buy Co. Inc.	63,277	4,337,638
Big Lots Inc. (1)(2)	23,954	317,151
Circuit City Stores Inc. (2)	39,727	686,880
Costco Wholesale Corp.	100,594	4,508,623
CVS Corp.	170,623	4,960,011
Darden Restaurants Inc.	31,460	1,037,551
Dillard's Inc. Class A	15,581	364,907
Dollar General Corp.	64,321	1,309,576
Family Dollar Stores Inc.	35,032	914,335
Federated Department Stores Inc.	35,826	2,625,329
Gap Inc. (The)	161,066	3,181,054
Home Depot Inc.	453,665	17,647,569

(continued)

Security	Shares	Value
Retail (continued)
Kohl's Corp. (1)(2)	68,997	$3,857,622
Limited Brands Inc. (2)	81,191	1,739,111
Lowe's Companies Inc. (2)	162,879	9,482,815
May Department Stores Co. (The)	62,937	2,527,550
McDonald's Corp.	267,651	7,427,315
Nordstrom Inc.	26,284	1,786,523
Office Depot Inc. (1)	66,180	1,511,551
OfficeMax Inc.	14,729	438,482
Penney (J.C.) Co. Inc. (Holding Co.) (2)	56,018	2,945,426
RadioShack Corp.	33,100	766,927
Sears Holdings Corp. (1)	21,509	3,223,554
Staples Inc.	155,947	3,324,790
Starbucks Corp. (1)	82,703	4,272,437
Target Corp.	186,899	10,169,175
Tiffany & Co. (2)	30,366	994,790
TJX Companies Inc.	100,276	2,441,721
Toys R Us Inc. (1)	46,341	1,227,110
Walgreen Co.	215,585	9,914,754
Wal-Mart Stores Inc.	706,712	34,063,518
Wendy's International Inc.	24,025	1,144,791
Yum! Brands Inc. (2)	61,247	3,189,744
		153,264,021
Savings & Loans - 0.56%
Golden West Financial Corp. (2)	59,817	3,851,018
Sovereign Bancorp Inc.	78,026	1,743,101
Washington Mutual Inc.	184,908	7,523,907
		13,118,026
Semiconductors - 3.18%
Advanced Micro Devices Inc. (1)	82,631	1,432,822
Altera Corp. (1)	77,971	1,545,385
Analog Devices Inc.	78,195	2,917,455
Applied Materials Inc. (2)	348,410	5,637,274
Applied Micro Circuits Corp. (1)(2)	65,144	166,769
Broadcom Corp. Class A (1)	61,956	2,200,058
Freescale Semiconductor Inc. Class B (1)	84,264	1,784,712
Intel Corp.	1,303,959	33,981,172
KLA-Tencor Corp.	41,271	1,803,543
Linear Technology Corp.	64,520	2,367,239
LSI Logic Corp. (1)(2)	79,865	678,054
Maxim Integrated Products Inc. (2)	68,948	2,634,503
Micron Technology Inc. (1)(2)	128,384	1,310,801
National Semiconductor Corp.	74,430	1,639,693
Novellus Systems Inc.	29,133	719,876
NVIDIA Corp. (1)	35,256	942,040
PMC-Sierra Inc. (1)	36,924	344,501
QLogic Corp. (1)	19,132	590,605
Teradyne Inc. (1)(2)	40,516	484,977
Texas Instruments Inc. (2)	351,733	9,873,145
Xilinx Inc.	73,639	1,877,795
		74,932,419
Software - 4.23%
Adobe Systems Inc.	102,881	2,944,454
Autodesk Inc.	48,040	1,651,135
Automatic Data Processing Inc. (2)	122,883	5,157,400
BMC Software Inc. (1)	46,124	827,926
Citrix Systems Inc. (1)	35,342	765,508
Computer Associates International Inc.	112,836	3,100,733
Compuware Corp. (1)	80,692	580,175

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2005 (unaudited)

(continued)

Security	Shares	Value
Software (continued)
Electronic Arts Inc. (1)	64,754	$3,665,724
First Data Corp. (2)	164,941	6,620,732
Fiserv Inc. (1)(2)	40,475	1,738,401
IMS Health Inc.	48,475	1,200,726
Intuit Inc. (1)	38,882	1,753,967
Mercury Interactive Corp. (1)	18,007	690,749
Microsoft Corp.	2,122,022	52,711,026
Novell Inc. (1)(2)	78,907	489,223
Oracle Corp. (1)	935,224	12,344,957
Parametric Technology Corp. (1)	55,685	355,270
Siebel Systems Inc. (2)	107,842	959,794
Veritas Software Corp. (1)	89,767	2,190,315
		99,748,215
Telecommunications - 5.64%
ADC Telecommunications Inc. (1)	24,147	525,680
Alltel Corp. (2)	68,839	4,287,293
Andrew Corp. (1)	33,562	428,251
AT&T Corp.	168,559	3,209,363
Avaya Inc. (1)	100,652	837,425
BellSouth Corp.	386,113	10,259,022
CenturyTel Inc. (2)	28,107	973,345
CIENA Corp. (1)	117,825	246,254
Cisco Systems Inc. (1)	1,350,249	25,803,258
Citizens Communications Co.	71,060	955,046
Comverse Technology Inc. (1)	41,833	989,350
Corning Inc. (1)	305,263	5,073,471
JDS Uniphase Corp. (1)	300,075	456,114
Lucent Technologies Inc. (1)(2)	931,097	2,709,492
Motorola Inc.	517,047	9,441,278
Nextel Communications Inc. Class A (1)	237,221	7,664,611
QUALCOMM Inc.	345,512	11,405,351
Qwest Communications International Inc. (1)	356,799	1,323,724
SBC Communications Inc. (2)	696,816	16,549,380
Scientific-Atlanta Inc.	31,850	1,059,650
Sprint Corp. (FON Group) (2)	311,924	7,826,173
Tellabs Inc. (1)	96,270	837,549
Verizon Communications Inc. (2)	583,824	20,171,119
		133,032,199
Textiles - 0.05%
Cintas Corp. (2)	31,947	1,233,154
		1,233,154
Toys, Games & Hobbies - 0.10%
Hasbro Inc.	35,998	748,398
Mattel Inc. (2)	87,287	1,597,352
		2,345,750
Transportation - 1.44%
Burlington Northern Santa Fe Corp.	79,566	3,745,967
CSX Corp.	45,458	1,939,238
FedEx Corp.	63,639	5,155,395
Norfolk Southern Corp.	84,998	2,631,538
Ryder System Inc.	13,303	486,890
Union Pacific Corp.	55,348	3,586,550
United Parcel Service Inc. Class B (2)	235,477	16,285,589
		33,831,167
Total Common Stocks (Cost: $2,379,268,346)		2,298,868,311

(continued)

Security	Principal	Value
Short-Term Investments - 9.76%
Commercial Paper (3) - 1.99%
Alpine Securitization Corp. 3.29%, 08/08/05	$247,722	$246,856
Amstel Funding Corp. 2.95% - 3.18%, 07/18/05 - 08/19/05 (4)	1,664,413	1,661,050
Amsterdam Funding Corp. 3.14% - 3.24%, 07/19/05 - 07/26/05 (4)	3,798,408	3,791,257
ANZ National Bank Ltd. 2.94%, 08/15/05 (4)	412,870	411,356
Barton Capital Corp. 3.15% - 3.29%, 07/14/05 - 07/28/05	1,570,931	1,568,283
Blue Ridge Asset Funding Corp. 3.12%, 07/11/05	825,741	825,025
Bryant Park Funding LLC 3.10%, 07/06/05 (4)	318,852	318,714
Cancara Asset Securitisation LLC 3.15%, 07/13/05 (4)	297,316	297,004
Cantabric Finance LLC 3.08% - 3.12%, 07/11/05 - 07/25/05 (4)	825,741	824,276
Chariot Funding LLC 3.13% - 3.29%, 07/12/05 - 07/28/05 (4)	1,033,927	1,032,314
Charta LLC 3.31%, 08/11/05 (4)	1,238,611	1,233,942
Chesham Finance LLC 3.12% - 3.17%, 07/08/05 - 07/13/05 (4)	776,196	775,551
Dexia Delaware LLC 3.04%, 07/01/05	1,094,932	1,094,932
Edison Asset Securitization LLC 3.12%, 09/06/05 (4)	619,306	615,709
Fairway Finance LLC 3.12% - 3.23%, 07/11/05 - 09/15/05 (4)	1,366,163	1,360,453
Falcon Asset Securitization Corp. 3.17% - 3.24%, 07/14/05 - 07/21/05 (4)	2,190,253	2,186,471
Ford Credit Floorplan Motown 3.33%, 08/08/05 (4)	165,148	164,568
Gemini Securitization Corp. 3.18% - 3.24%, 07/15/05 - 07/25/05	894,343	892,856
General Electric Capital Corp. 2.74%, 07/07/05	412,870	412,682
Giro Funding Corp. 3.07% - 3.30%, 07/01/05 - 07/29/05	784,454	783,394
Grampian Funding LLC 3.00% - 3.13%, 07/05/05 - 09/09/05 (4)	2,749,717	2,738,093
Jupiter Securitization Corp. 3.12% - 3.24%, 07/13/05 - 07/27/05 (4)	2,497,758	2,494,073
Liberty Street Funding Corp. 3.05%, 07/01/05 (4)	412,870	412,870

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Principal	Value
Commercial Paper (continued)
Lockhart Funding LLC 3.15% - 3.16%, 07/11/05 - 07/12/05 (4)	$1,208,373	$1,207,298
Mortgage Interest Networking Trust 3.12% - 3.27%, 07/05/05 - 07/25/05	1,577,165	1,575,256
Nordea North America Inc. 2.74%, 07/11/05	412,870	412,556
Park Avenue Receivables Corp. 3.25%, 07/22/05 (4)	1,643,224	1,640,112
Park Granada LLC 3.08% - 3.09%, 07/01/05 (4)	413,201	413,200
Polonius Inc. 3.15%, 07/11/05 (4)	578,019	577,513
Ranger Funding Co. LLC 3.07% - 3.13%, 07/06/05 - 07/13/05 (4)	2,685,879	2,684,122
Santander Central Hispano 2.75%, 07/08/05	1,032,176	1,031,625
Scaldis Capital LLC 2.75% - 3.29%, 07/08/05 - 07/29/05 (4)	1,477,159	1,474,276
Sydney Capital Corp. 3.11% - 3.21%, 07/08/05 - 08/17/05 (4)	3,003,219	2,995,134
Thames Asset Global Securitization No. 1 Inc. 3.12% - 3.19%, 07/07/05 - 07/15/05 (4)	2,688,604	2,685,781
Three Pillars Funding Corp. 3.30%, 07/28/05	120,071	119,774
Tulip Funding Corp. 3.02% - 3.07%, 07/01/05 (4)	1,610,195	1,610,194
UBS Finance Delaware LLC 3.03%, 07/01/05	1,238,611	1,238,611
Windmill Funding Corp. 3.17% - 3.24%, 07/26/05	718,394	716,793
Yorktown Capital LLC 3.15%, 07/13/05	479,929	479,425
		47,003,399
Floating Rate Notes (3) - 3.37%
Allstate Life Global Funding II 3.19% - 3.30%, 06/08/06 - 06/27/06 (4)	1,535,878	1,535,887
American Express Bank 3.24% - 3.29%, 10/17/05 - 06/29/06	2,023,065	2,023,081
American Express Centurion Bank 3.29%, 06/29/06	330,296	330,297
American Express Credit Corp. 3.19% - 3.32%, 08/09/05 - 10/26/05	2,353,361	2,353,643
Australia & New Zealand Banking Group Ltd. 3.28%, 06/23/06 (4)	536,732	536,732
Bank of Nova Scotia 3.06% - 3.23%, 09/26/05 - 01/03/06	536,731	536,658

(continued)

Security	Principal	Value
Floating Rate Notes (continued)
Beta Finance Inc. 3.13% - 3.60%, 09/23/05 - 06/09/06 (4)	$4,244,308	$4,244,266
BMW US Capital LLC 3.19%, 07/14/06 (4)	825,741	825,741
Canadian Imperial Bank of Commerce 3.14% - 3.26%, 09/13/05 - 12/14/05	2,807,519	2,807,255
CC USA Inc. 3.12% - 3.27%, 07/29/05 - 06/26/06 (4)	3,088,270	3,088,076
Commodore CDO Ltd. 3.47%, 12/12/05 (4)	206,435	206,435
Credit Suisse First Boston 3.15%, 05/09/06	825,741	825,741
Danske Bank 3.14% - 3.24%, 08/12/05 - 10/17/05	2,477,222	2,477,083
DEPFA Bank PLC 3.42%, 03/15/06	825,741	825,741
Dorada Finance Inc. 3.12% - 3.29%, 07/29/05 - 06/26/06 (4)	1,998,293	1,998,367
Fairway Finance LLC 3.21%, 10/20/05	330,296	330,291
Fifth Third Bancorp 3.26%, 04/21/06 (4)	1,651,482	1,651,482
Five Finance Inc. 3.27% - 3.30%, 02/27/06 - 06/26/06 (4)	578,019	578,039
General Electric Capital Corp. 3.28%, 07/07/06	371,583	371,984
General Electric Commercial Equipment Financing LLC 3.22%, 11/20/05	118,619	118,619
Greenwich Capital Holdings Inc. 3.09% - 3.15%, 09/02/05 - 02/10/06	949,602	949,602
Hartford Life Global Funding Trust 3.21%, 07/15/06	825,741	825,741
HBOS Treasury Services PLC 3.15% - 3.51%, 01/10/06 - 04/24/06 (4)	2,477,222	2,477,223
HSBC Bank USA N.A. 3.57%, 05/04/06	289,009	289,207
K2 USA LLC 3.09% - 3.24%, 07/25/05 - 06/02/06 (4)	3,633,259	3,633,275
Leafs LLC 3.26%, 01/20/06 - 02/21/06 (4)	867,028	867,028
Links Finance LLC 3.19% - 3.58%, 11/16/05 - 03/15/06 (4)	3,220,389	3,220,858
Lothian Mortgages PLC 3.29%, 01/24/06 (4)	1,238,611	1,238,611
Marshall & Ilsley Bank 3.36%, 02/20/06	825,741	826,375
Metropolitan Life Global Funding I 3.14%, 07/06/06 (4)	1,238,611	1,238,611

S&P 500 Index Master Portfolio
Schedule of Investments  June 30, 2005 (unaudited)

(continued)

Security	Shares or Principal	Value
Floating Rate Notes (continued)
National City Bank (Ohio) 3.09% - 3.11%, 08/09/05 - 01/06/06	$1,238,611	$1,238,521
Nationwide Building Society 3.16% - 3.51%, 01/13/06 - 07/07/06 (4)	3,055,241	3,055,657
Norddeutsche Landesbank 3.11%, 07/27/05	825,741	825,720
Northern Rock PLC 3.15% - 3.28%, 10/25/05 - 05/03/06 (4)	2,477,222	2,477,223
Permanent Financing PLC 3.15% - 3.20%, 09/12/05 - 06/12/06	3,179,102	3,179,102
Principal Life Income Funding Trusts 3.21%, 05/10/06	619,306	619,335
Royal Bank of Scotland 3.07% - 3.26%, 04/05/06 - 06/27/06	2,343,039	2,342,380
Sedna Finance Inc. 3.19%, 01/10/06 - 01/17/06 (4)	454,157	454,104
Sigma Finance Inc. 3.10% - 3.60%, 08/17/05 - 03/20/06 (4)	4,714,980	4,715,106
Skandinav Enskilda Bank NY 3.27%, 07/18/06 (4)	825,741	825,741
Societe Generale 3.15% - 3.26%, 03/30/06 - 06/13/06	1,279,898	1,279,612
SunTrust Bank 3.17%, 04/28/06	1,238,611	1,238,611
Tango Finance Corp. 3.19% - 3.28%, 07/25/05 - 06/21/06 (4)	2,832,291	2,832,116
Toronto-Dominion Bank 3.81%, 06/20/06	1,032,176	1,032,274
UniCredito Italiano SpA 3.34%, 06/14/06	1,073,463	1,073,100
Wachovia Asset Securitization Inc. 3.30%, 07/25/05 (4)	2,129,721	2,129,721
Wells Fargo & Co. 3.19%, 07/14/06 (4)	412,870	412,916
WhistleJacket Capital LLC 3.14% - 3.24%, 07/15/05 - 06/22/06 (4)	2,766,232	2,766,126
White Pine Finance LLC 3.07% - 3.28%, 07/05/05 - 06/20/06 (4)	2,774,489	2,774,393
Winston Funding Ltd. 3.23%, 07/23/05 (4)	589,579	589,579
World Savings Bank 3.13%, 09/09/05	289,009	289,004
		79,382,290
Money Market Funds - 2.42%
Barclays Global Investors Funds Government Money Market Fund, Institutional Shares 3.22% (3)(5)(6)	3,302,963	3,302,963

(continued)

Security	Shares or Principal	Value
Money Market Funds (continued)
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.20% (5)(6)	53,227,880	$53,227,880
BlackRock Temp Cash Money Market Fund 3.04% (3)(6)	119,615	119,615
Short Term Investment Co. - Prime Money Market Portfolio, Institutional Shares 3.13% (3)(6)	289,468	289,468
		56,939,926
Repurchase Agreements (3) - 1.23%
Bank of America N.A. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $14,026,171 and effective yields of 3.40% - 3.44% (7)	$14,024,836	14,024,836
Repurchase Agreements (continued)
Goldman Sachs Group Inc. Repurchase Agreements, dated 6/30/05, due 7/1/05, with a total maturity value of $10,735,654 and effective yields of 3.43% - 3.44%. (7)	10,734,630	10,734,630
Merrill Lynch Government Securities Inc. Repurchase Agreement, dated 6/30/05, due 7/1/05, with a maturity value of $4,129,094 and an effective yield of 3.40%. (7)	4,128,704	4,128,704
		28,888,170
Time Deposits (3) - 0.58%
American Express Centurion Bank 3.08%, 07/01/05	619,306	619,306
Banco Bilbao Vizcaya Argentaria SA 3.18%, 09/14/05	825,741	825,741
BNP Paribas (New York) 2.78% - 3.03%, 07/11/05 - 08/23/05	1,156,037	1,156,038
Credit Suisse First Boston 3.16%, 07/13/05	412,870	412,870
Deutsche Bank AG 3.31%, 07/01/05	33,954	33,954
HBOS Treasury Services PLC 3.39%, 12/14/05	495,444	495,444
Key Bank N.A. 3.34%, 07/01/05	2,477,222	2,477,222
Natexis Banques 2.98%, 08/18/05	825,741	825,741
Toronto-Dominion Bank 2.66% - 3.18%, 09/14/05 - 11/09/05	1,486,333	1,486,296
UBS AG 2.67% - 3.40%, 11/09/05 - 12/15/05	660,593	660,589
UBS Finance Delaware LLC 3.02% - 3.05%, 07/01/05 - 07/05/05	578,019	578,010
US Bank N.A. 3.12%, 07/08/05	825,741	825,741
Washington Mutual Bank 3.15% - 3.28%, 07/28/05 - 08/09/05	2,477,222	2,477,222

The accompanying notes are an integral part of these financial statements.

(continued)

Security	Principal	Value
Wells Fargo Bank N.A. 3.04%, 07/01/05	$825,741	$825,741
		13,699,915
U.S. Government Agency Notes (3) - 0.05%
Federal National Mortgage Association 2.33%, 07/22/05	1,238,611	1,236,931
		1,236,931
U.S. Treasury Obligations - 0.12%
U.S. Treasury Bill 3.04%, 09/22/05 (8)(9)	2,800,000	2,780,579
		2,780,579
Total Short-Term Investments (Cost: $229,931,381)		229,931,210
Total Investments in Securities - 107.31% (Cost: $2,609,199,727)		2,528,799,521
Other Assets, Less Liabilities - (7.31)%		(172,157,443)
Net Assets - 100.00%		$2,356,642,078

NVS Non-Voting Shares

(1)  Non-income earning security.

(2)  All or a portion of this security represents a security on loan. See Note 4.

(3)  All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.

(4)  All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)  The Master Portfolio's investment adviser is an affiliate of the issuer. See Note 2.

(6)  The rate quoted is the annualized seven-day yield of the fund at period end.

(7)  Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.

(8)  The rate quoted is the yield to maturity.

(9)  This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (09/16/05)	961	$57,443,775	$(578,642)
			$(578,642)

S&P 500 Index Master Portfolio
Portfolio Allocations  June 30, 2005 (unaudited)

Sector	Value	% of Net Assets
Consumer Non-Cyclical	$504,012,139	21.39%
Financial	467,881,428	19.86
Technology	268,675,483	11.40
Industrial	257,580,609	10.92
Communications	239,156,743	10.14
Consumer Cyclical	218,964,705	9.29
Energy	202,149,870	8.58
Utilities	79,169,079	3.36
Basic Materials	61,278,255	2.61
Futures	(578,642)	(0.02)
Short-Term and Other Net Assets	58,352,409	2.47
Total	$2,356,642,078	100.00%

This table is not part of the financial statements.

S&P 500 Index Master Portfolio
Statement of Assets and Liabilities  June 30, 2005 (unaudited)

Assets
Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers (Cost: $2,552,668,884)	$2,472,268,678
Affiliated issuers (b) (Cost: $56,530,843)	56,530,843
Receivables:
Dividends and interest	2,939,718
Total Assets	2,531,739,239
Liabilities
Payables:
Due to broker-variation margin	382,738
Collateral for securities loaned (Note 4)	173,922,751
Due to bank	695,051
Investment advisory fees (Note 2)	96,621
Total Liabilities	175,097,161
Net Assets	$2,356,642,078

(a) Securities on loan with market value of $169,424,024. See Note 4.

(b) The Master Portfolio's investment adviser is an affliate of the issuers. See Note 2.

S&P 500 Index Master Portfolio
Statement of Operations  For the Six Months Ended June 30, 2005 (unaudited)

Net Investment Income
Dividends	$20,788,478
Interest	60,955
Interest from affiliated issuers (a)	1,062,156
Securities lending income (b)	100,849
Total investment income	22,012,438
Expenses (Note 2)
Investment advisory fees	589,288
Total expenses	589,288
Net investment income	21,423,150
Realized and Unrealized Gain (Loss)
Net realized loss on sale of investments	(10,617,477)
Net realized gain from in-kind redemptions	37,267,403
Net realized gain on futures contracts	2,438,753
Net change in unrealized appreciation (depreciation) of investments	(70,480,299)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,139,930)
Net realized and unrealized loss	(42,531,550)
Net decrease in net assets resulting from operations	$(21,108,400)

(a) The Master Portfolio's investment adviser is an affiliate of the issuers. See Note 2.

(b) Includes income earned from issuers of which the Master Portfolio's investment adviser is an affiliate. See Note 2.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2005 (Unaudited)	For the Year Ended December 31, 2004
Increase (Decrease) In Net Assets
Operations:
Net investment income	$21,423,150	$53,575,520
Net realized gain	29,088,679	538,623,460
Net change in unrealized appreciation (depreciation)	(71,620,229)	(290,833,407)
Net increase (decrease) in net assets resulting from operations	(21,108,400)	301,365,573
Interestholder transactions:
Contributions	417,875,155	820,705,368
Withdrawals	(446,927,226)	(2,346,660,989)
Net decrease in net assets resulting from interestholder transactions	(29,052,071)	(1,525,955,621)
Decrease in net assets	(50,160,471)	(1,224,590,048)
Net Assets:
Beginning of period	2,406,802,549	3,631,392,597
End of period	$2,356,642,078	$2,406,802,549

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited)

1. Significant Accounting Policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the "Board").

Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

Federal Income Taxes

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited) (continued)

deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

As of June 30, 2005, the cost of investments for federal income tax purposes for the Master Portfolio was $2,661,869,969. Net unrealized depreciation aggregated $133,070,448, of which $256,890,728 represented gross unrealized appreciation on securities and $389,961,176 represented gross unrealized depreciation on securities.

Futures Contracts

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $2,800,000 for initial margin requirements.

Repurchase Agreements

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolio's Schedule of Investments. For further information, see Note 4, below.

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned $100,849 in securities lending agent fees.

SEI Investment Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios' custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Master Portfolio's Statement of Operations.

S&P 500 Index Master Portfolio
Notes to the Financial Statements (unaudited) (continued)

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
IMMF	17,466	9,773,121	9,737,359	53,228	$53,227,880	$1,062,156

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio's holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. Investment Portfolio Transactions

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $157,623,776 and $199,689,231, respectively.

For the six months ended June 30, 2005, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio's Statement of Operations.

4. Portfolio Securities Loaned

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2005, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. Financial Highlights

Financial highlights for the Master Portfolio were as follows:

	Year Ended June 30, 2005 (Unaudited)		Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Ratio of expenses to average net assets(a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net assets(a)	1.82%		1.91%	1.74%	1.57%	1.31%	1.22%
Portfolio turnover rate(b)	7%		14%	8%	12%	9%	10%
Total return	(0.82	)%(c)	10.82%	28.52%	(22.05)%	(11.96)%	(9.19)%

(a)  Annualized for periods of less than one year.

(b)  Portfolio turnover rates include in-kind transactions, if any.

(c)  Not annualized.

Master Investment Portfolio
Board Review and Approval of Investment Advisory Contract

Under Section 15(c) of the 1940 Act, MIP's Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the "Independent Trustees," is required annually to consider the Master Portfolio's Investment Advisory Contract with BGFA (an "Advisory Contract"). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent, and Quality of Services Provided by BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolio by BGFA, the Board reviewed and discussed BGFA's investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolio. The Board also considered BGFA's compliance program and its compliance record with respect to the Master Portfolio. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA's investment processes and strategies, and matters related to BGFA's portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA's term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and continued to support the Board's original selection of BGFA as investment adviser to the Master Portfolio.

Master Portfolio's Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. ("Lipper"), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising the Master Portfolio's applicable peer group (the "Lipper Peer Group"). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods ended December 31, 2004, and a comparison of the Master Portfolio's performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolio generally outperformed the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolio were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolio were the lowest of the overall expenses of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contract.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability of the Master Portfolio to BGFA based on the fees payable under the Advisory Contract for the last calendar year. The Board analyzed the Master Portfolio's expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA (as discussed below). The Board also discussed BGFA's profit margin as reflected in the Master Portfolio's profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of the Master Portfolio's profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio's asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rates for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio's interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board also received and considered information regarding the Master Portfolio's annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolio. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolio and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolio and its interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolio's and the other funds'/accounts' fee structures and asset levels. The Board noted that the investment advisory fee rate under the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the advisory fee rates for the Master Portfolio and the investment advisory/management fee rates for the other

Master Investment Portfolio
Board Review and Approval of Investment Advisory Contract (continued)

funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA, such as the payment of securities lending revenue to BGI, MIP's securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolio's investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions on behalf of the Master Portfolio placed through an affiliate of the Master Portfolio or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits [to be consistent with other MIP books]would not be disadvantageous to the Master Portfolio's interestholders.

Based on the above analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to continue the Advisory Contract.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Atlas Funds

By: /s/ W. Lawrence Key
W. Lawrence Key President and Chief Operating Officer (as Principal Executive Officer)

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W. Lawrence Key
W. Lawrence Key President and Chief Operating Officer (as Principal Executive Officer)

Date: August 19, 2005

By: /s/ Gene A. Johnson
Gene A. Johnson Vice President and Treasurer (Principal Financial Officer)

Date: August 19, 2005